UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2010 – December 31, 2010

Item 1.  Schedule of Investments.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Shares	Security Description	Value
Long Positions - 65.3%
Equity Securities - 23.9%
Common Stock - 22.7%
Consumer Discretionary - 3.7%
111,576	Accuride Corp. (a)(b)	$1,771,827
84,105	Cooper-Standard Holding, Inc. (a)	3,784,725
43,596	Great Canadian Gaming Corp. (a)	322,267
57,000	Liberty Media Corp. - Starz, Class A (a)	3,789,360
179,902	Nevada Gold & Casinos, Inc. (a)	183,500
5,035	NVR, Inc. (a)(b)	3,479,286
580,574	Sky City Entertainment Group, Ltd.	1,465,721
111,868	Susser Holdings Corp. (a)	1,549,372
317,500	Tigrent, Inc. (a)	19,050
108,383	Titan International, Inc. (b)	2,117,804
		18,482,912

Consumer Staples - 2.2%
124,380	Coca-Cola Enterprises, Inc.	3,113,231
33,167	Ingles Markets, Inc., Class A	636,806
614,046	QLT, Inc. (a)	4,500,957
70,508	The Kroger Co.	1,576,559
70,216	Tyson Foods, Inc., Class A	1,209,120
		11,036,673

Energy - 7.7%
122,852	Canadian Oil Sands Trust	3,268,063
64,334	Energy Partners, Ltd. (a)	956,003
85,825	Exterran Holdings, Inc. (a)(b)	2,055,509
20,026	Helix Energy Solutions Group, Inc. (a)	243,116
1,252	Imperial Oil, Ltd.	50,731
12,870	Imperial Oil, Ltd.	525,259
4,457	McMoRan Exploration Co. (a)	76,393
30,804	MEG Energy Corp. (a)	1,409,307
44,381	Mitcham Industries, Inc. (a)	512,600
5,230,572	Primary Energy Recycling Corp. (a)	7,259,569
108,565	SEACOR Holdings, Inc. (a)(b)	10,974,836
180,404	Sunoco, Inc. (b)	7,272,085
78,086	Tetra Technologies, Inc. (a)	926,881
107,484	The Williams Cos., Inc.	2,657,004
		38,187,356

Financial - 4.6%
313,445	Coventree, Inc. (a)	1,040,298
227,520	Hilltop Holdings, Inc. (a)(b)	2,256,998
10,597	Ichigo Group Holdings Co., Ltd. (a)	1,484,024
100,869	Lender Processing Services, Inc.	2,977,653
225,313	MI Developments, Inc., Class A	6,105,982
6,750,000	Pacific Century Premium Developments, Ltd. (a)	1,241,830
14,421	Shore Capital Group, Ltd.	5,790
1,633,771	Signature Group Holdings, Inc. (a)	1,192,653
151,880	Symetra Financial Corp.	2,080,756
868,600	Urbana Corp., Non Voting Class A (a)	1,074,503
189,795	Walter Investment Management Corp. REIT	3,404,922
		22,865,409

Healthcare - 0.5%
173,741	Furiex Pharmaceuticals, Inc. (a)	2,510,558

Industrial - 0.7%
25,000	Acadian Timber Corp.	188,323
18,332	Graham Packaging Co., Inc. (a)	239,049
64,231	Owens-Illinois, Inc. (a)	1,971,892
33,878	PHI, Inc. (a)	638,262
94,502	Timberwest Forest Corp. (a)	399,184
		3,436,710

Information Technology - 0.7%
346,799	CareView Communications, Inc. (a)	544,475
50,076	Microsoft Corp. (b)	1,398,122
273,408	Novell, Inc. (a)	1,618,575
		3,561,172

Materials - 1.7%
2,504	AbitibiBowater, Inc. (a)	59,270
31,306	Cameco Corp.	1,264,136
4,397	Clearwater Paper Corp. (a)	344,285
23,683	Domtar Corp. (b)	1,798,013
5,138	Goldcorp, Inc.	236,245
111,079	Lake Shore Gold Corp. (a)	464,738
13,728	Monsanto Co.	956,018
29,050	Newmont Mining Corp. (b)	1,784,542
131,380	San Gold Corp. (a)	524,569
177,037	Sprott Resource Corp. (a)	813,697
52,920	Verso Paper Corp. (a)	180,986
		8,426,499

Telecommunication Services - 0.9%
180,500	Vodafone Group PLC, ADR	4,770,615
Total Common Stock
(Cost $85,795,527)		113,277,904

Shares	Security Description	Rate		Value
Preferred Stock - 1.2%
Consumer Discretionary - 1.0%
71,000	General Motors Co., Series B	4.75%		3,841,810
140,000	Motors Liquidation Co., Series B	5.25		1,156,750
				4,998,560

Materials - 0.2%
13,750	AngloGold Ashanti, Ltd.	6.00		762,850

Utilities - 0.0%
1,300	PPL Corp.	9.50		71,409

Total Preferred Stock
(Cost $5,541,196)				5,832,819
Total Equity Securities
(Cost $91,336,723)				119,110,723

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 16.4%
Asset Backed Obligations - 3.3%
$400,000	ACE Securities Corp., Series 2006-HE1 A2D (c)	0.56%	02/25/36	192,650
198,330	ACE Securities Corp., Series 2007-HE1 A2A (c)	0.35	01/25/37	105,786
338,890	Adjustable Rate Mortgage Trust, Series 2007-1 5A1 (c)	0.41	03/25/37	153,434
141,636	Aerco, Ltd., Series 2A A3 (c)(d)	0.72	07/15/25	107,644
63,956	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (c)(d)(e)	0.53	06/14/37	56,921
100,000	Alta Wind Holdings, LLC (d)	7.00	06/30/35	106,977
20,000	American Airlines Pass Through Trust, Series 2001-02	7.86	10/01/11	20,800
49,312	American Airlines Pass Through Trust, Series 2009-1A	10.38	07/02/19	58,682
89,000	Argent Securities, Inc., Series 2005-W5 A2D (c)	0.58	01/25/36	42,778
115,000	Astoria Depositor Corp. (d)	8.14	05/01/21	115,000
79,160	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (c)(d)(e)	0.56	11/14/33	68,078
141,925	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	108,341
123,474	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (c)	3.01	05/25/35	82,856
135,310	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (c)	0.45	05/25/36	70,303
125,000	Carrington Mortgage Loan Trust, Series 2007-FRE1 A3 (c)	0.52	02/25/37	54,519
400,000	Centex Home Equity, Series 2006-A AV4 (c)	0.51	06/25/36	264,517
78,507	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (c)	5.78	07/25/37	58,030
500,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (c)	0.46	01/25/37	258,408
457,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)	0.44	03/25/37	282,366
300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (c)	1.31	07/25/37	175,171
545,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (c)	1.56	07/25/37	238,523
105,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4	5.32	12/11/49	108,998
77,222	Citimortgage Alternative Loan Trust, Series 2007-A1 1A7	6.00	01/25/37	55,575
63,109	Conseco Finance, Series 2001-D A5 (c)	6.19	11/15/32	64,605
67,523	Continental Airlines Pass Through Trust, Series 2007-1 A	5.98	04/19/22	71,237
47,979	Continental Airlines Pass Through Trust, Series 2009-1	9.00	07/08/16	55,176
92,849	Coso Geothermal Power Holdings (d)	7.00	07/15/26	80,511
329,573	Countrywide Alternative Loan Trust, Series 2005-27 2A1 (c)	1.68	08/25/35	193,745
182,608	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (c)	1.30	08/25/46	101,742
320,426	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (c)	0.42	02/25/47	209,395
55,087	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (c)	0.35	04/25/47	52,834
300,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (c)	0.38	06/25/47	245,856
226,361	Countrywide Asset-Backed Certificates, Series 2007-13 2A2 (c)	1.06	10/25/47	164,517
300,000	Countrywide Asset-Backed Certificates, Series 2007-4 A2	5.53	09/25/37	261,057
230,000	Countrywide Asset-Backed Certificates, Series 2007-5 2A2 (c)	0.43	09/25/47	184,059
75,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (c)	0.42	10/25/47	64,788
160,843	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (c)	3.12	04/20/35	112,111
72,293	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (c)	5.46	06/25/47	55,890
45,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	46,936
37,289	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB2 AF2 (f)	5.50	12/25/36	26,354
350,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (c)	0.41	05/25/36	227,330
250,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (c)	0.37	10/25/36	217,046
600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2C (c)	0.41	10/25/36	147,221
250,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (c)	0.41	11/25/36	106,175
109,372	Delta Air Lines Pass Through Trust, Series 2002-1 G-1	6.72	01/02/23	111,154
50,000	Delta Air Lines Pass Through Trust, Series 2002-1 G-2	6.42	07/02/12	52,125
170,949	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (c)	1.10	04/25/47	102,715
318,877	Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1 2A1A (c)	0.40	04/19/48	221,133
140,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B	7.67	11/08/16	131,600
300,000	Ellington Loan Acquisition Trust, Series 2007-1 A2C (c)(d)	1.51	05/29/37	150,487
394,000	Ellington Loan Acquisition Trust, Series 2007-2 A2C (c)(d)	1.36	05/25/37	241,588
300,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (c)	0.45	04/25/37	153,060
450,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (c)	0.41	08/25/36	267,314
360,000	First NLC Trust, Series 2005-4 A4 (c)	0.65	02/25/36	181,871
20,267	FPL Energy National Wind Portfolio, LLC (d)	6.13	03/25/19	19,268
13,080	FPL Energy Wind Funding, LLC (d)	6.88	06/27/17	12,769
105,906	GE Business Loan Trust, Series 2003-2A A (c)(d)	0.63	11/15/31	96,625
85,000	GE Corporate Aircraft Financing, LLC, Series 2005-1A C (c)(d)(e)	1.56	08/26/19	74,375
98,333	GE Seaco Finance SRL, Series 2005-1A A (c)(d)	0.51	11/17/20	92,753
72,479	Genesis Funding, Ltd., Series 2006-1A G1 (c)(d)(e)	0.50	12/19/32	63,600
100,000	Green Tree Financial Corp., Series 1996-10 M1 (c)	7.24	11/15/28	100,146
43,108	Green Tree Home Improvement Loan Trust, Series 1997-E HEB1	7.53	01/15/29	42,586
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (c)	5.88	07/10/38	120,157
180,000	GSAA Trust, Series 2005-7 AF3 (c)	4.75	05/25/35	154,625
140,667	GSAA Trust, Series 2006-16 A1 (c)	0.32	10/25/36	74,445
141,995	GSAA Trust, Series 2006-19 A1 (c)	0.35	12/25/36	71,277
142,162	GSAA Trust, Series 2006-20 1A1 (c)	0.33	12/25/46	72,623
143,970	GSAA Trust, Series 2007-4 A1 (c)	0.36	03/25/37	72,375
400,000	GSAMP Trust, Series 2007-FM2 A2B (c)	0.35	01/25/37	199,236
129,667	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (c)	3.28	05/25/47	99,306
189,440	Harborview Mortgage Loan Trust, Series 2007-5 A1A (c)	0.45	09/19/37	123,321
74,036	HSBC Home Equity Loan Trust, Series 2006-1 A1 (c)	0.42	01/20/36	68,420
300,000	HSBC Home Equity Loan Trust, Series 2007-1 M2 (c)	0.74	03/20/36	162,056
63,011	HSBC Home Equity Loan Trust, Series 2007-3 APT (c)	1.46	11/20/36	58,245
110,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (c)	2.51	11/20/36	69,614
120,000	Indiantown Cogeneration LP, Series A-10	9.77	12/15/20	130,286
109,024	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (c)	5.54	08/25/36	55,046
270,632	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (c)	5.11	05/25/37	155,736
400,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (c)	0.58	04/25/47	186,779
106,418	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (c)	0.66	08/15/16	97,638
165,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (c)	6.30	09/25/36	85,553
120,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (c)	6.05	11/25/36	80,060
160,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	167,913
105,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (c)	5.74	02/12/49	111,720
265,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (c)	0.40	07/25/36	211,404
350,000	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (c)	0.55	01/25/36	160,764
300,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1 AV4 (c)	0.39	11/25/36	257,737
185,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH2 AF2 (f)	5.48	01/25/37	157,402
360,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (c)	0.47	03/25/37	163,569
190,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (f)	6.04	03/25/47	109,914
124,308	Lehman XS Trust, Series 2006-14N 3A2 (c)	0.38	08/25/36	66,559
130,089	Lehman XS Trust, Series 2007-16N 2A2 (c)	1.11	09/25/47	84,930
249,000	Long Beach Mortgage Loan Trust, Series 2006-5 2A4 (c)	0.50	06/25/36	99,951
500,000	MASTR Asset Backed Securities Trust, Series 2006-AM3 A4 (c)	0.50	10/25/36	215,757
350,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (c)	0.44	06/25/37	167,834
115,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (c)	5.17	12/12/49	119,199
55,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7 A4 (c)	5.75	06/12/50	56,766
165,438	Mid-State Trust, Series 2006-1A (d)	5.79	10/15/40	156,136
69,419	Midwest Generation, LLC, Series B	8.56	01/02/16	70,113
53,586	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	59,481
655,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (c)	0.55	01/25/36	373,450
365,000	Morgan Stanley ABS Capital I, Series 2006-HE3 A2D (c)	0.51	04/25/36	147,309
400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (c)	0.55	02/25/36	178,323
200,000	Morgan Stanley ABS Capital I, Series 2007-HE2 A2B (c)	0.35	01/25/37	117,559
110,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	117,716
179,642	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (f)	6.42	08/25/36	102,527
146,975	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX 2A1 (c)	0.35	12/25/36	72,763
147,561	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (c)	0.38	04/25/37	71,895
220,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (c)	0.54	09/25/36	129,810
125,000	Nationstar Home Equity Loan Trust, Series 2007-A AV4 (c)	0.49	03/25/37	78,489
197,600	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (c)	0.60	04/25/37	83,384
143,894	Nomura Asset Acceptance Corp., Series 2006-AR4 A1A (c)	0.43	12/25/36	69,066
380,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (c)	0.50	04/25/37	168,201
375,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (c)	0.44	07/25/37	173,767
82,000	Prudential Holdings, LLC (d)	8.70	12/18/23	97,900
79,332	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B	9.24	07/02/17	85,778
100,000	Saxon Asset Securities Trust, Series 2005-2 M1 (c)	0.68	10/25/35	88,091
320,000	Saxon Asset Securities Trust, Series 2006-3 A3 (c)	0.43	10/25/46	158,762
400,000	Securitized Asset Backed Receivables, LLC Trust, Series 2006-HE2 A2C (c)	0.41	07/25/36	152,195
201,225	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR2 A2 (c)	0.49	02/25/37	96,719
500,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (c)	0.41	12/25/36	220,723
250,000	Soundview Home Equity Loan Trust, Series 2006-WF2 A2C (c)	0.40	12/25/36	213,511
201,914	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (c)	0.46	10/25/36	131,895
186,800	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (c)	0.45	09/25/47	116,766
327,206	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (c)	1.83	08/25/47	201,941
44,167	Textainer Marine Containers, Ltd., Series 2005-1A A (c)(d)	0.51	05/15/20	42,097
83,674	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (c)	0.48	06/25/47	81,194
65,083	Triton Container Finance, LLC, Series 2006-1A (c)(d)	0.43	11/26/21	60,320
52,083	Triton Container Finance, LLC, Series 2007-1A (c)(d)	0.40	02/26/19	49,299
84,988	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	97,948
138,022	WaMu Mortgage Pass Through Certificates, Series 2004-AR6 A (c)	0.67	05/25/44	104,999
87,587	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (c)	5.30	04/25/37	63,084
177,737	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (c)	1.14	07/25/47	115,294
76,477	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (c)	0.81	05/25/35	51,041
104,429	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (c)	0.76	06/25/35	79,621
130,741	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	84,143
155,175	Wells Fargo Home Equity Trust, Series 2006-3 A2 (c)	0.41	01/25/37	105,392
Total Asset Backed Obligations
(Cost $12,835,291)				16,547,030

Corporate Convertible Bonds - 4.7%
Consumer Discretionary - 1.0%
2,290,000	Titan International, Inc. (b)(d)	5.63	01/15/17	4,820,450

Consumer Staples - 0.1%
500,000	Archer-Daniels-Midland Co. (b)	0.88	02/15/14	513,125

Financial - 1.4%
5,055,000	CompuCredit Holdings Corp.	3.63	05/30/25	4,347,300
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	556,250
1,760,000	Hilltop Holdings, Inc. (b)	7.50	08/15/25	1,907,400
				6,810,950

Industrial - 0.6%
500,000	AGCO Corp. (b)	1.25	12/15/36	679,375
2,700,000	Ambassadors International, Inc.	3.75	04/15/27	891,000
1,300,000	MasTec, Inc. (b)	4.00	06/15/14	1,573,000
				3,143,375

Materials - 1.6%
1,500,000	AngloGold Ashanti Holdings Finance PLC (b)(d)	3.50	05/22/14	1,875,000
2,050,000	Goldcorp, Inc. (b)	2.00	08/01/14	2,513,812
3,675,000	Kinross Gold Corp. (b)	1.75	03/15/28	3,808,219
				8,197,031
Total Corporate Convertible Bonds
(Cost $16,627,039)				23,484,931

Corporate Non-Convertible Bonds - 6.0%

Consumer Discretionary - 2.4%
225,000	Dillard's, Inc. (b)	7.88	01/01/23	218,250
225,000	Dillard's, Inc. (b)	7.75	05/15/27	207,000
2,250,000	Greektown Superholdings, Inc. (b)(d)	13.00	07/01/15	2,531,250
107,000	Invista (b)(d)	9.25	05/01/12	109,140
500,000	MGM Resorts International (b)	10.38	05/15/14	563,750
2,350,000	Mohegan Tribal Gaming Authority	6.13	02/15/13	1,962,250
2,100,000	Mohegan Tribal Gaming Authority (d)	11.50	11/01/17	1,947,750
130,000	New Albertsons, Inc. (b)	7.75	06/15/26	100,750
1,760,000	New Albertsons, Inc., MTN, Series C (b)	6.63	06/01/28	1,240,800
10,000	Service Corp. International	7.88	02/01/13	10,725
2,000,000	The Hertz Corp. (b)	8.88	01/01/14	2,055,000
50,000	Time Warner Cable, Inc.	8.25	04/01/19	62,206
1,000,000	Vector Group, Ltd. (b)	11.00	08/15/15	1,035,000
				12,043,871

Energy - 1.0%
60,000	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp.	12.13	08/01/17	76,200
4,200,000	ATP Oil & Gas Corp. (d)	11.88	05/01/15	3,990,000
50,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	55,723
100,000	Continental Resources, Inc. (b)	8.25	10/01/19	111,500
700,000	SEACOR Holdings, Inc. (b)	7.38	10/01/19	727,248
100,000	Tesoro Corp. (b)	6.50	06/01/17	100,750
19,000	The Williams Cos., Inc.	7.88	09/01/21	22,468
30,000	Valero Energy Corp.	9.38	03/15/19	37,294
50,000	Valero Energy Corp.	7.50	04/15/32	52,938
15,000	Valero Energy Corp.	10.50	03/15/39	19,966
				5,194,087

Financial - 1.2%
60,000	Ally Financial, Inc.	7.25	03/02/11	60,600
50,000	Cantor Fitzgerald LP (d)	6.38	06/26/15	50,603
30,000	Capital One Capital V	10.25	08/15/39	32,288
200,000	Chase Capital II, Series B (c)	0.79	02/01/27	158,754
185,000	Chase Capital III, Series C (c)	0.85	03/01/27	146,816
75,000	Citigroup, Inc. (b)(c)	0.57	11/05/14	71,372
80,000	Citigroup, Inc.	8.50	05/22/19	99,470
200,000	Citigroup, Inc. (c)	0.84	08/25/36	128,439
155,000	Credit Suisse Guernsey, Series 1 (c)	0.98	05/29/49	114,894
55,000	Discover Financial Services	10.25	07/15/19	68,369
60,000	Duke Realty LP REIT	7.38	02/15/15	67,023
50,000	ERP Operating LP REIT	5.20	04/01/13	53,822
16,000	General Electric Capital Corp.	5.63	05/01/18	17,475
100,000	General Electric Capital Corp., MTN (c)	0.67	05/05/26	83,280
80,000	General Electric Capital Corp., MTN, Series A (c)	0.56	09/15/14	77,711
80,000	General Electric Capital Corp., MTN, Series G	6.88	01/10/39	92,763
100,000	Health Care REIT, Inc.	4.70	09/15/17	99,772
100,000	International Lease Finance Corp. (d)	6.75	09/01/16	107,250
140,000	JPMorgan Chase Capital XXI, Series U (c)	1.24	02/02/37	109,400
440,000	MBNA Capital, Series B (c)	1.09	02/01/27	307,817
50,000	Morgan Stanley	6.60	04/01/12	53,289
125,000	Morgan Stanley (c)	0.77	10/15/15	117,333
110,000	Nationsbank Capital Trust III (c)	0.84	01/15/27	74,859
175,000	Nationwide Mutual Insurance Co. (b)(c)(d)	5.81	12/15/24	160,924
62,000	Raymond James Financial, Inc.	8.60	08/15/19	73,594
2,848,433	Signature Group Holdings, Inc.	9.00	12/31/16	2,563,590
30,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	33,084
58,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	67,733
20,000	The Goldman Sachs Group, Inc., MTN, Series B (c)	0.69	07/22/15	19,184
100,000	Wachovia Corp. (c)	0.63	10/28/15	94,698
100,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (d)	7.50	06/02/14	113,582
500,000	Woodside Finance, Ltd. (b)(d)	5.00	11/15/13	537,592
				5,857,380

Healthcare - 0.1%
95,000	CHS/Community Health Systems, Inc.	8.88	07/15/15	99,987
50,000	HCA, Inc.	9.25	11/15/16	53,469
65,000	HCA, Inc.	8.50	04/15/19	71,500
				224,956

Industrial - 0.4%
100,000	AWAS Aviation Capital, Ltd. (d)	7.00	10/15/16	99,625
85,000	Bristow Group, Inc. (b)	7.50	09/15/17	90,100
500,000	MasTec, Inc. (b)	7.63	02/01/17	500,000
148,000	Mueller Industries, Inc. (b)	6.00	11/01/14	147,445
1,155,000	Silgan Holdings, Inc. (b)	7.25	08/15/16	1,235,850
				2,073,020

Materials - 0.7%
1,000,000	Allegheny Ludlum Corp. (b)	6.95	12/15/25	1,044,992
695,000	Freeport-McMoRan Corp. (b)	9.50	06/01/31	945,786
1,000,000	Freeport-McMoRan Corp. (b)	6.13	03/15/34	975,607
338,000	Westlake Chemical Corp. (b)	6.63	01/15/16	351,098
				3,317,483

Telecommunication Services - 0.0%
60,000	Qwest Corp.	7.88	09/01/11	61,950

Utilities - 0.2%
110,000	Edison Mission Energy	7.00	05/15/17	87,725
170,000	KCP&L Greater Missouri Operations Co. (b)	11.88	07/01/12	192,899
25,000	KCP&L Greater Missouri Operations Co.	8.27	11/15/21	27,832
100,000	Mirant Americas Generation, LLC	9.13	05/01/31	99,000
55,000	NRG Energy, Inc.	7.25	02/01/14	56,237
50,000	NRG Energy, Inc.	7.38	02/01/16	51,375
90,000	PNM Resources, Inc.	9.25	05/15/15	99,900
100,000	Puget Energy, Inc. (d)	6.50	12/15/20	98,524
100,000	Sabine Pass LNG LP	7.25	11/30/13	97,750
35,000	Sabine Pass LNG LP (d)	7.50	11/30/16	32,988
160,000	Southern Union Co. (c)	7.20	11/01/66	148,200
40,000	Texas-New Mexico Power Co. (d)	9.50	04/01/19	51,006
				1,043,436
Total Corporate Non-Convertible Bonds
(Cost $25,845,324)				29,816,183

U.S. Government & Agency Obligations - 2.4%
Agency - 0.7%
1,750,000	FHLMC	1.63	04/26/11	1,758,052
1,750,000	FNMA	1.88	04/20/12	1,781,920
				3,539,972

Interest Only Bonds - 0.1%
756,119	FNMA, Series 2006-125 SM (c)	6.94	01/25/37	120,076
326,157	FNMA, Series 2007-68 SC (c)	6.44	07/25/37	46,994
237,656	GNMA, Series 2007-78 SG (c)	6.28	12/20/37	29,832
517,586	GNMA, Series 2008-51 GS (c)	5.97	06/16/38	69,209
483,858	GNMA, Series 2010-4 NS (c)	6.13	01/16/40	65,818
437,033	GNMA, Series 2010-4 SL (c)	6.14	01/16/40	60,309
				392,238

Mortgage Securities - 0.0%
96,641	FHLMC, Series 3442, Class MT (c)	0.26	07/15/34	88,052

U.S. Treasury Securities - 1.6%
3,000,000	U.S. Treasury Bill (b)(g)	0.14	02/17/11	2,999,651
115,000	U.S. Treasury Bill (g)	0.12	02/24/11	114,983
5,000,000	U.S. Treasury Note	1.38	11/30/15	4,859,765
				7,974,399
Total U.S. Government & Agency Obligations
(Cost $11,829,892)				11,994,661
Total Fixed Income Securities
(Cost $67,137,546)				81,842,805

Shares	Security Description	Value
Warrants - 0.2%
80,745	Bank of America Corp. (a)	576,519
28,585	Kinross Gold Corp. (a)	134,832
Total Warrants
(Cost $606,971)		711,351

Investment Companies - 7.3%
22,800	Energy Select Sector SPDR Fund	1,556,100
11,005	iShares MSCI Brazil Index Fund	851,787
50,400	iShares MSCI Canada Index Fund	1,562,400
49,490	iShares MSCI EAFE Index Fund	2,881,803
92,340	iShares MSCI Emerging Markets Index Fund	4,397,231
43,535	iShares MSCI Hong Kong Index Fund	823,247
13,355	iShares MSCI Mexico Investable Market Index Fund	826,942
17,695	iShares MSCI Pacific ex-Japan Index Fund	831,311
13,965	iShares MSCI South Korea Index Fund	854,518
54,505	iShares MSCI Taiwan Index Fund	851,368
57,870	iShares Russell 2000 Index Fund	4,527,170
35,760	Market Vectors - Gold Miners ETF (b)(h)	2,198,167
9,500	Oil Services Holders Trust (a)	1,335,035
30,230	PowerShares DB Commodity Index Tracking Fund (a)	833,743
20,290	SPDR Barclays Capital High Yield Bond ETF	805,716
24,040	SPDR Gold Trust (a)	3,334,829
6,525	SPDR S&P 500 ETF Trust	820,715
119,675	Vanguard Emerging Markets ETF	5,762,351
24,270	Vanguard REIT ETF	1,343,830
Total Investment Companies
(Cost $35,184,714)		36,398,263

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 16.8%
Commercial Paper (g) - 16.8%
$500,000	American Electric Power Co., Inc.	0.49%	01/24/11	499,843
3,000,000	American Electric Power Co., Inc. (b)	0.42	02/02/11	2,998,880
2,332,000	Archer-Daniels-Midland Co.	0.26	02/22/11	2,331,124
2,500,000	Atlantic City Electric Co.	0.35	01/10/11	2,499,781
1,825,000	Bacardi USA, Inc.	0.36	01/06/11	1,824,909
750,000	BMW US Capital, LLC	0.40	01/06/11	749,958
1,000,000	BMW US Capital, LLC	0.39	01/10/11	999,902
1,000,000	BMW US Capital, LLC	0.38	01/12/11	999,884
1,000,000	BMW US Capital, LLC	0.40	02/18/11	999,467
2,500,000	Carnival PLC	0.34	01/10/11	2,499,787
2,500,000	Cintas Corp.	0.40	01/18/11	2,499,528
4,000,000	Coca-Cola Enterprises, Inc.	0.26	01/21/11	3,999,422
2,000,000	Computer Sciences Corp. (b)	0.42	01/13/11	1,999,720
750,000	Dominion Resources, Inc.	0.36	01/06/11	749,963
2,000,000	Dominion Resources, Inc.	0.35	01/10/11	1,999,825
925,000	Duke Energy Corp.	0.36	01/06/11	924,954
1,000,000	Duke Energy Corp.	0.36	01/18/11	999,830
1,000,000	Elsevier Finance SA	0.35	01/11/11	999,903
1,000,000	General Mills, Inc.	0.33	01/03/11	999,982
1,000,000	General Mills, Inc.	0.31	01/11/11	999,914
3,750,000	H.J. Heinz Finance Co. (b)	0.35-0.37	01/06/11	3,749,811
1,283,000	Harley-Davidson Funding Corp.	0.36	01/10/11	1,282,885
1,500,000	Harris Corp.	0.35	01/18/11	1,499,752
1,199,000	John Deere Credit, Inc.	0.24	01/06/11	1,198,960
2,500,000	Kansas City Power & Light Co.	0.35	01/03/11	2,499,951
1,000,000	Kansas City Power & Light Co.	0.37	01/18/11	999,825
1,000,000	Kraft Foods, Inc.	0.34	01/18/11	999,839
2,446,000	Kraft Foods, Inc.	0.38	02/28/11	2,444,503
2,500,000	Michigan Consolidated Gas Co.	0.34	01/05/11	2,499,906
1,500,000	National Grid USA	0.47	01/05/11	1,499,922
1,000,000	National Grid USA	0.42	01/06/11	999,942
2,500,000	Nextera Energy Capital Holdings, Inc.	0.36	01/04/11	2,499,925
2,500,000	Pacific Gas & Electric Co.	0.38	01/04/11	2,499,921
465,000	Questar Corp.	0.42	01/10/11	464,951
2,500,000	Reed Elsevier, Inc.	0.33	01/03/11	2,499,954
1,500,000	Ryder System, Inc.	0.36	01/18/11	1,499,745
2,000,000	Sempra Energy Global Enterprise	0.40	01/10/11	1,999,800
1,500,000	South Carolina Electric & Gas Co.	0.35	01/05/11	1,499,942
1,500,000	Southwestern Public Service Co.	0.35	01/03/11	1,499,971
5,000,000	UnitedHealth Group, Inc.	0.35-0.40	01/03/11	4,999,894
1,500,000	Virginia Electric Power Co.	0.35	01/10/11	1,499,869
1,000,000	Virginia Electric Power Co.	0.41	01/24/11	999,738
1,000,000	Volkswagen of America, Inc.	0.38	01/03/11	999,979
1,000,000	Volkswagen of America, Inc.	0.38	02/07/11	999,609
4,000,000	Wisconsin Energy Corp.	0.30	01/06/11	3,999,833
2,500,000	Xcel Energy, Inc.	0.30	01/14/11	2,499,729
1,000,000	Xerox Corp.	0.95	01/18/11	999,551

Total Commercial Paper
(Cost $83,714,283)				83,714,283
Total Short-Term Investments
(Cost $83,714,283)				83,714,283

Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.7%
Call Options Purchased - 0.3%
53	Cameco Corp.	$30.00	01/11	55,385
39	Exxon Mobil Corp.	70.00	01/12	29,055
458	Market Vectors - Gold Miners ETF	60.00	01/12	435,100
253	Microsoft Corp.	28.00	04/11	31,119
88	Monsanto Co.	70.00	01/12	82,280
50	Newmont Mining Corp.	65.00	01/12	34,000
476	SPDR Gold Trust	170.00	01/12	245,140
298	SPDR Gold Trust	150.00	01/12	289,060
341	Sunoco, Inc.	42.00	05/11	77,407
518	Tyson Foods, Inc., Class A	17.00	04/11	72,520
Total Call Options Purchased
(Premiums Paid $930,031)				1,351,066

Put Options Purchased - 0.4%
265	Amazon.com, Inc.	160.00	04/11	161,650
77	AutoZone, Inc.	250.00	06/11	56,210
194	BorgWarner, Inc.	65.00	07/11	78,570
373	C.H. Robinson Worldwide, Inc.	70.00	05/11	52,220
443	CarMax, Inc.	30.00	04/11	75,310
27	Chipotle Mexican Grill, Inc.	230.00	03/11	72,090
28	Chipotle Mexican Grill, Inc.	210.00	03/11	42,560
114	Cracker Barrel Old Country Store, Inc.	45.00	03/11	5,130
177	CSX Corp.	55.00	05/11	27,347
221	Dillard's, Inc., Class A	27.00	05/11	18,233
111	First Solar, Inc.	125.00	03/11	86,025
139	Freeport-McMoRan Copper & Gold, Inc.	99.00	05/11	62,967
65	Hanesbrands, Inc.	25.00	04/11	10,075
139	iShares Dow Jones U.S. Real Estate Index Fund	52.00	03/11	15,429
820	iShares Russell 2000 Index Fund	75.00	02/11	137,760
414	iShares Russell 2000 Index Fund	70.00	03/11	55,476
578	Johnson Controls, Inc.	35.00	04/11	69,360
51	Johnson Controls, Inc.	33.00	04/11	4,080
352	Ltd. Brands, Inc.	29.00	05/11	65,120
556	NIKE, Inc., Class B	75.00	04/11	50,040
444	Phillips-Van Heusen Corp.	55.00	06/11	146,520
394	Polo Ralph Lauren Corp.	90.00	04/11	57,130
34	priceline.com, Inc.	300.00	04/11	19,618
221	Royal Caribbean Cruises, Ltd.	36.00	06/11	41,437
355	SL Green Realty Corp. REIT	60.00	05/11	87,862
201	Southern Copper Corp.	40.00	03/11	15,075
381	SPDR S&P Retail ETF	37.00	03/11	6,668
86	Stanley Black & Decker, Inc.	57.50	04/11	9,030
533	Teck Resources, Ltd.	50.00	05/11	115,128
22	Tenneco, Inc.	28.00	04/11	1,265
396	The Dow Chemical Co.	31.00	06/11	71,280
70	TRW Automotive Holdings Corp.	35.00	01/11	560
510	Union Pacific Corp.	75.00	05/11	69,615
369	Vanguard Emerging Markets ETF	42.00	06/11	50,737
598	VF Corp.	75.00	05/11	109,135
355	Wells Fargo & Co.	27.00	04/11	31,240
124	Whole Foods Market, Inc.	42.00	05/11	19,840
Total Put Options Purchased
(Premiums Paid $3,001,993)				1,997,792
Total Purchased Options
(Premiums Paid $3,932,024)				3,348,858
Total Long Positions - 65.3%
(Cost $281,912,261)*				$325,126,283
Total Short Positions – (12.5)%
(Cost $(53,306,058))*				(62,135,448)
Total Written Options – (0.0)%
(Premiums Received $(8,410))*				(264)
Other Assets & Liabilities, Net – 47.2%				235,349,410
Net Assets – 100.0%				$498,339,981

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2010 (Unaudited)

Shares	Security Description			Value
Short Positions - (12.5)%
Common Stock - (8.2)%
Consumer Discretionary - (5.9)%
(22,443)	American Axle & Manufacturing Holdings, Inc.			$(288,617)
(87,214)	ArvinMeritor, Inc.			(1,789,631)
(33,448)	Asbury Automotive Group, Inc.			(618,119)
(7,977)	Chipotle Mexican Grill, Inc.			(1,696,389)
(30,752)	Cracker Barrel Old Country Store, Inc.			(1,684,287)
(77,745)	Dillard's, Inc., Class A			(2,949,645)
(26,260)	DineEquity, Inc.			(1,296,719)
(81,646)	Domino's Pizza, Inc.			(1,302,254)
(56,497)	Ford Motor Co.			(948,585)
(50,374)	G-III Apparel Group, Ltd.			(1,770,646)
(41,903)	Grand Canyon Education, Inc.			(820,880)
(16,920)	Group 1 Automotive, Inc.			(706,579)
(3,626)	Isle of Capri Casinos, Inc.			(37,058)
(50,324)	Korn/Ferry International			(1,162,988)
(19,828)	Ltd. Brands, Inc.			(609,314)
(18,866)	Maidenform Brands, Inc.			(448,445)
(115,236)	Pinnacle Entertainment, Inc.			(1,615,609)
(400)	priceline.com, Inc.			(159,820)
(69,067)	Royal Caribbean Cruises, Ltd.			(3,246,149)
(53,684)	Tenneco, Inc.			(2,209,633)
(112,514)	The McClatchy Co., Class A			(525,440)
(44,056)	TRW Automotive Holdings Corp.			(2,321,751)
(56,200)	Universal Technical Institute, Inc.			(1,237,524)
				(29,446,082)

Energy - (0.2)%
(9,733)	First Solar, Inc.			(1,266,653)

Financial - (1.0)%
(21,410)	SL Green Realty Corp. REIT			(1,445,389)
(44,242)	The Macerich Co. REIT			(2,095,744)
(39,562)	Wells Fargo & Co.			(1,226,026)
				(4,767,159)

Industrial - (0.3)%
(48,703)	Old Dominion Freight Line, Inc.			(1,558,009)

Materials - (0.8)%
(14,737)	Freeport-McMoRan Copper & Gold, Inc.			(1,769,766)
(43,317)	Southern Copper Corp.			(2,111,271)
				(3,881,037)
Total Common Stock
(Cost $(33,103,505))				(40,918,940)

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - (1.7)%
Consumer Discretionary - (1.5)%
$(500,000)	Isle of Capri Casinos, Inc.	7.00%	03/01/14	(492,500)
(1,500,000)	Levi Strauss & Co.	7.63	05/15/20	(1,556,250)
(500,000)	MGM Resorts International	7.63	01/15/17	(470,000)
(1,000,000)	Phillips-Van Heusen Corp.	7.38	05/15/20	(1,067,500)
(1,000,000)	Pinnacle Entertainment, Inc.	7.50	06/15/15	(1,007,500)
(500,000)	Quiksilver, Inc.	6.88	04/15/15	(491,250)
(2,000,000)	The Hertz Corp.	10.50	01/01/16	(2,120,000)
				(7,205,000)

Materials - (0.2)%
(1,000,000)	The Dow Chemical Co.	7.38	11/01/29	(1,208,702)
Total Corporate Non-Convertible Bonds
(Cost $(7,917,106))				(8,413,702)

U.S. Treasury Securities - (1.4)%
(3,000,000)	U.S. Treasury Bond	4.38	05/15/40	(3,014,988)
(4,000,000)	U.S. Treasury Note	0.75	11/30/11	(4,016,408)
Total U.S. Treasury Securities
(Cost $(7,178,897))				(7,031,396)
Total Fixed Income Securities
(Cost $(15,096,003))				(15,445,098)

Shares	Security Description			Value
Investment Companies - (1.2)%
(46,707)	SPDR KBW Regional Banking ETF			(1,235,400)
(14,000)	SPDR S&P 500 ETF Trust			(1,760,920)
(57,384)	SPDR S&P Retail ETF			(2,775,090)
Total Investment Companies
(Cost $(5,106,550))				(5,771,410)
Total Short Positions - (12.5)%
(Cost $(53,306,058))				$(62,135,448)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2010 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.0)%
Call Options Written - (0.0)%
(44)	Market Vectors - Gold Miners ETF (Premiums Received $(8,410))	$70.00	01/11	$(264)
Total Written Options - (0.0)%
(Premiums Received $(8,410))				$(264)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

ADR	American Depository Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Variable rate security. Rate presented is as of December 31, 2010.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $18,218,032 or 3.7% of net assets.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $262,974 or 0.1% of net assets.
(f)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2010.
(g)	Rate presented is yield to maturity.
(h)	Subject to call option written by the Fund.

A summary of outstanding credit default swap agreements held by the Fund at December 31, 2010, is as follows:

Counterparty	Reference Entity / Obligation	Buy/Sell Protection	Pays Rate	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays	Black and Decker Corp., 5.75%, 11/15/16	Buy	1.00	09/20/14	10,000,000	(461,004)
Barclays	Carnival Corp., 6.65%, 1/15/28	Buy	1.00	06/20/16	5,000,000	(115,656)
Barclays	Conagra Foods, Inc., 7%, 10/1/28	Buy	1.00	03/20/16	5,000,000	18,105
Royal Bank of Scotland	Conagra Foods, Inc., 7%, 10/1/28	Buy	1.00	12/20/16	10,000,000	44,163
Royal Bank of Scotland	Con-Way, Inc., 7.25%, 1/15/18	Buy	1.00	03/20/16	5,000,000	(83,356)
Barclays	Con-Way, Inc., 8.875%, 5/1/10	Buy	1.00	06/20/16	5,000,000	104,692
Barclays	Cytec Industries, Inc., 4.6%, 7/1/13	Buy	1.00	12/20/16	5,000,000	(34,517)
Barclays	Eastman Chemical Co., 7.6%, 2/1/27	Buy	1.00	06/20/16	5,000,000	(19,305)
Royal Bank of Scotland	Eastman Chemical Co., 7.6%, 2/1/27	Buy	1.00	12/20/16	5,000,000	(82,807)
Barclays	Eastman Chemical Co., 7.6%, 2/1/27	Buy	1.00	12/20/16	5,000,000	(88,271)
Royal Bank of Scotland	Expedia Inc., 7.456%, 8/15/18	Buy	1.00	03/20/16	5,000,000	(47,395)
Barclays	Expedia Inc., 7.456%, 8/15/18	Buy	1.00	03/20/16	5,000,000	(40,539)
Barclays	Fortune Brands, Inc., 5.375%, 1/15/16	Buy	1.00	12/20/15	5,000,000	36,524
Royal Bank of Scotland	Fortune Brands, Inc., 5.375%, 1/15/16	Buy	1.00	03/20/16	5,000,000	67,649
Barclays	Gatx Corp., 6%, 2/15/18	Buy	1.00	03/20/16	10,000,000	(73,247)
Royal Bank of Scotland	Gatx Corp., 6%, 2/15/18	Buy	1.00	09/20/16	5,000,000	(17,255)
Royal Bank of Scotland	Kimco Realty Corp., 5.98%, 7/30/12	Buy	1.00	03/20/16	5,000,000	(155,163)
Royal Bank of Scotland	Kingdom of Belgium, 5.75%, 9/28/10	Buy	1.00	12/20/15	5,000,000	257,520
Royal Bank of Scotland	Marriott International, Inc., 5.81%, 11/10/15	Buy	1.00	12/20/16	5,000,000	(39,539)
Barclays	Ryder System, Inc., 6.95%, 12/1/25	Buy	1.00	12/20/16	10,000,000	(122,192)
Barclays	Sara Lee Corp., 6.125%, 11/1/32	Buy	1.00	03/20/16	5,000,000	258,340
Barclays	Sara Lee Corp., 6.125%, 11/1/32	Buy	1.00	03/20/17	10,000,000	791,511
Royal Bank of Scotland	Slovak Republic, 4.5%, 5/20/14	Buy	1.00	03/20/16	5,000,000	(28,451)
Barclays	Southwest Airlines Co., 5.25%, 10/1/14	Buy	1.00	03/20/16	5,000,000	(93,785)
Barclays	Southwest Airlines Co., 5.25%, 10/1/14	Buy	1.00	12/20/16	5,000,000	(54,845)
BNP Paribas	UniCredit SpA, 4.375%, 2/10/14	Buy	1.00	12/20/16	5,000,000	132,294
Barclays	Vornado Realty LP, 3.875%, 4/15/25	Buy	1.00	03/20/16	5,000,000	(25,542)
Barclays	Vornado Realty LP, 3.875%, 4/15/25	Buy	1.00	06/20/16	10,000,000	(279,743)
Royal Bank of Scotland	Vornado Realty LP, 3.875%, 4/15/25	Buy	1.00	12/20/16	5,000,000	(56,134)
						$(207,948)

The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection or receive as the buyer of credit protection.

At December 31, 2010, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
(50)	S&P 500 Emini Future	03/18/11	$(3,132,500)	$(62,875)
(300)	Russell 2000 Mini Future	03/18/11	(23,469,000)	(540,750)
			$(26,601,500)	$(603,625)

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:
Gross Unrealized Appreciation	$46,345,019
Gross Unrealized Depreciation	(11,952,241)
Net Unrealized Appreciation	$34,392,778

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value:
Common Stock
Consumer Discretionary	$18,482,912	$-	$-	$18,482,912
Consumer Staples	11,036,673	-	-	11,036,673
Energy	38,187,356	-	-	38,187,356
Financial	22,865,409	-	-	22,865,409
Healthcare	2,510,558	-	-	2,510,558
Industrial	3,436,710	-	-	3,436,710
Information Technology	3,561,172	-	-	3,561,172
Materials	8,426,499	-	-	8,426,499
Telecommunication Services	4,770,615	-	-	4,770,615
Preferred Stock
Consumer Discretionary	4,998,560	-	-	4,998,560
Materials	762,850	-	-	762,850
Utilities	71,409	-	-	71,409
Asset Backed Obligations	-	16,284,056	262,974	16,547,030
Corporate Convertible Bonds	-	23,484,931	-	23,484,931
Corporate Non-Convertible Bonds	-	29,816,183	-	29,816,183
U.S. Government & Agency Obligations	-	11,994,661	-	11,994,661
Warrants	711,351	-	-	711,351
Investment Companies	36,398,263	-	-	36,398,263
Commercial Paper	-	83,714,283	-	83,714,283
Purchased Options	3,348,858	-	-	3,348,858
Total Investments at Value	159,569,195	165,294,114	262,974	325,126,283
Other Financial Instruments**
Credit Default Swaps	-	1,710,798	-	1,710,798
Total Assets	$159,569,195	$167,004,912	$262,974	$326,837,081
Liabilities
Securities Sold Short
Common Stock	$(40,918,940)	$-	$-	$(40,918,940)
Corporate Non-Convertible Bonds	-	(8,413,702)	-	(8,413,702)
U.S. Treasury Securities	-	(7,031,396)	-	(7,031,396)
Investment Companies	(5,771,410)	-	-	(5,771,410)
Total Securities Sold Short	(46,690,350)	(15,445,098)	-	(62,135,448)
Other Financial Instruments**:
Credit Default Swaps	-	(1,918,746)	-	(1,918,746)
Futures	(603,625)	-	-	(603,625)
Written Options	(264)	-	-	(264)
Total Other Financial Instruments	(603,889)	(1,918,746)	-	(2,522,635)
Total Liabilities	$(47,294,239)	$(17,363,844)	$-	$(64,658,083)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument, and written options, which are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Asset Backed Obligations

Balance as of 03/31/10	$-
Accrued Accretion / (Amortization)	3,047
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	12,970
Purchases	258,350
Sales	(11,393)
Transfers In / (Out)	-
Balance as of 12/31/10	$262,974
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/10	$12,970

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Shares	Security Description		Value
Long Positions - 80.4%
Equity Securities - 36.6%
Common Stock - 35.1%
Consumer Discretionary - 7.5%
25,000	Advance Auto Parts, Inc. (a)		$1,653,750
64,300	Aeropostale, Inc. (a)(b)		1,584,352
70,300	American Eagle Outfitters, Inc. (a)		1,028,489
154,800	Apollo Group, Inc., Class A (a)(b)		6,113,052
10,000	AutoZone, Inc. (a)(b)		2,725,900
236,000	Bed Bath & Beyond, Inc. (a)(b)(c)(d)		11,599,400
38,300	Big Lots, Inc. (a)(b)		1,166,618
27,500	Biglari Holdings, Inc. (a)(b)		11,280,775
68,000	Brinker International, Inc. (a)		1,419,840
432,000	CarMax, Inc. (a)(b)		13,772,160
15,300	Cash America International, Inc.		565,029
64,000	Cherokee, Inc. (a)		1,203,840
6,500	Chipotle Mexican Grill, Inc. (a)(b)		1,382,290
69,500	Coach, Inc. (a)		3,844,045
500,000	Comcast Corp., Special Class A (c)		10,405,000
113,800	Costco Wholesale Corp. (a)(c)		8,217,498
257,636	CVS Caremark Corp. (a)(c)		8,958,004
21,900	Deckers Outdoor Corp. (a)(b)		1,746,306
95,100	DIRECTV, Class A (a)(b)		3,797,343
12,000	Dollar Tree, Inc. (b)		672,960
70,900	Ennis, Inc. (a)		1,212,390
90,100	Equifax, Inc. (a)		3,207,560
22,700	Expedia, Inc.		569,543
39,600	Factset Research Systems, Inc. (a)		3,712,896
25,000	Fossil, Inc. (a)(b)		1,762,000
47,400	Gartner, Inc. (a)(b)		1,573,680
92,800	Genpact, Ltd. (a)(b)		1,410,560
580,000	H&R Block, Inc.		6,907,800
29,800	Hasbro, Inc. (a)		1,405,964
63,600	Herman Miller, Inc. (a)		1,609,080
38,400	Hibbett Sports, Inc. (a)(b)		1,416,960
52,300	HNI Corp. (a)		1,631,760
19,800	Hospira, Inc. (a)(b)		1,102,662
101,100	IAC/InterActiveCorp. (a)(b)		2,901,570
13,700	ITT Educational Services, Inc. (a)(b)		872,553
17,369	Lear Corp. (b)		1,714,494
27,700	Liberty Global, Inc., Class A (a)(b)		980,026
350,000	Liberty Media Corp. - Interactive, Class A (b)		5,519,500
454,000	Lowe's Cos., Inc. (a)(c)		11,386,320
52,100	Ltd. Brands, Inc. (a)		1,601,033
17,500	Lululemon Athletica, Inc. (a)(b)		1,197,350
40,000	Mattel, Inc.		1,017,200
18,600	MAXIMUS, Inc. (a)		1,219,788
27,300	Navistar International Corp. (a)(b)		1,581,899
82,500	Newell Rubbermaid, Inc. (a)		1,499,850
4,000	NIKE, Inc., Class B		341,680
38,900	Papa John's International, Inc. (a)(b)		1,077,530
42,100	PetSmart, Inc. (a)		1,676,422
23,900	Polaris Industries, Inc. (a)		1,864,678
63,700	RadioShack Corp. (a)		1,177,813
34,500	Rent-A-Center, Inc. (a)		1,113,660
316,000	Robert Half International, Inc. (a)		9,669,600
94,200	Rollins, Inc. (a)		1,860,450
49,705	Royal Caribbean Cruises, Ltd. (a)(b)(c)(d)		2,336,135
123,500	RR Donnelley & Sons Co. (a)		2,157,545
48,000	Starbucks Corp. (a)		1,542,240
50,800	The Cato Corp., Class A (a)		1,392,428
55,000	The Cheesecake Factory, Inc. (a)(b)		1,686,300
39,300	The Corporate Executive Board Co. (a)		1,475,715
54,400	The Finish Line, Inc., Class A (a)		935,136
84,200	The Gap, Inc. (a)		1,864,188
36,000	The Geo Group, Inc. (b)		887,760
46,100	The McGraw-Hill Cos., Inc. (a)		1,678,501
38,200	The Toro Co. (a)		2,354,648
100,950	The Walt Disney Co. (a)(c)		3,786,634
27,200	The Warnaco Group, Inc. (a)(b)		1,497,904
46,000	Thor Industries, Inc. (a)		1,562,160
72,200	TIBCO Software, Inc. (a)(b)		1,423,062
68,300	Tim Hortons, Inc. (a)		2,816,009
150,000	Total System Services, Inc.		2,307,000
160,000	Toyota Industries Corp., ADR		4,973,312
32,000	TRW Automotive Holdings Corp. (a)(b)		1,686,400
50,000	United Continental Holdings, Inc. (a)(b)		1,191,000
149,400	ValueClick, Inc. (a)(b)		2,394,882
447,700	Viacom, Inc., Class B		17,733,397
61,400	WABCO Holdings, Inc. (a)(b)		3,741,102
54,642	Warner Music Group Corp. (b)		307,634
37,600	Websense, Inc. (a)(b)		761,400
21,900	Weight Watchers International, Inc. (a)		821,031
90,400	Winnebago Industries, Inc. (a)(b)		1,374,080
19,300	WW Grainger, Inc. (a)		2,665,523
			240,286,048

Consumer Staples - 5.0%
19,600	Brown-Forman Corp., Class B (a)		1,364,552
30,600	Campbell Soup Co. (a)		1,063,350
49,700	Cardinal Health, Inc. (a)		1,904,007
210,000	Clorox Co.		13,288,800
29,425	CSS Industries, Inc.		606,449
70,500	Deluxe Corp. (a)		1,622,910
57,000	Diageo PLC, ADR (a)		4,236,810
43,200	Elizabeth Arden, Inc. (a)(b)		994,032
19,700	Hansen Natural Corp. (a)(b)		1,029,916
75,200	Health Net, Inc. (a)(b)		2,052,208
53,100	Herbalife, Ltd. (a)		3,630,447
60,000	Humana, Inc. (b)(c)(d)		3,284,400
30,000	Lancaster Colony Corp.		1,716,000
35,000	Novartis AG, ADR		2,063,250
496,000	PepsiCo, Inc. (c)		32,403,680
91,000	Philip Morris International, Inc. (a)(c)		5,326,230
12,500	Ralcorp Holdings, Inc. (a)(b)		812,625
95,500	Sara Lee Corp. (a)		1,672,205
260,800	Spectrum Pharmaceuticals, Inc. (a)(b)		1,791,696
315,000	Sysco Corp.		9,261,000
381,000	The Coca-Cola Co. (a)(c)		25,058,370
28,900	The Hershey Co. (a)		1,362,635
16,400	The J.M. Smucker Co. (a)		1,076,660
306,000	The Procter & Gamble Co. (a)(c)		19,684,980
60,000	The Western Union Co.		1,114,200
376,700	Walgreen Co. (a)(c)		14,676,232
114,600	Wal-Mart Stores, Inc. (a)(c)		6,180,378
			159,278,022

Energy - 1.9%
121,400	Basic Energy Services, Inc. (a)(b)		2,000,672
29,400	Chevron Corp. (a)		2,682,750
221,100	China Natural Gas, Inc. (a)(b)		1,218,261
18,100	Cimarex Energy Co. (a)		1,602,393
233,200	ConocoPhillips (a)		15,880,920
42,900	Dawson Geophysical Co. (a)(b)		1,368,510
113,400	El Paso Corp. (a)		1,560,384
40,000	EnCana Corp.		1,164,800
39,400	Exterran Holdings, Inc. (a)(b)		943,630
21,800	FMC Technologies, Inc. (a)(b)		1,938,238
46,400	Forest Oil Corp. (a)(b)		1,761,808
187,000	Hercules Offshore, Inc. (a)(b)		647,020
30,800	Hess Corp. (a)		2,357,432
50,000	Hugoton Royalty Trust		1,026,000
51,400	Imperial Oil, Ltd. (a)		2,082,728
111,100	Marathon Oil Corp. (a)		4,114,033
27,200	Murphy Oil Corp. (a)		2,027,760
70,800	Nexen, Inc. (a)		1,621,320
12,000	Occidental Petroleum Corp.		1,177,200
16,500	Oil States International, Inc. (a)(b)		1,057,485
136,100	Patterson-UTI Energy, Inc. (a)		2,932,955
296,800	Pioneer Drilling Co. (a)(b)		2,614,808
31,400	SM Energy Co. (a)		1,850,402
26,700	Unit Corp. (a)(b)		1,241,016
63,500	Valero Energy Corp. (a)		1,468,120
62,900	W&T Offshore, Inc. (a)		1,124,023
3,200	Whiting Petroleum Corp. (b)		375,008
			59,839,676

Financial - 6.0%
9,540	ADFITECH, Inc. (b)		23,850
27,100	Aflac, Inc. (a)		1,529,253
239,000	American Express Co. (a)(c)		10,257,880
25,500	Ameriprise Financial, Inc. (a)		1,467,525
108,200	Apartment Investment & Management Co. REIT (a)		2,795,888
81,600	Axis Capital Holdings, Ltd. (a)		2,927,808
22,300	Bancfirst Corp. (a)		918,537
77,400	Banco Latinoamericano de Comerico Exterior SA, Class E (a)		1,428,804
53,000	Bank of the Ozarks, Inc. (a)		2,297,550
138	Berkshire Hathaway, Inc., Class A (a)(b)		16,622,100
48,400	Berkshire Hathaway, Inc., Class B (a)(b)(c)		3,877,324
72,900	CB Richard Ellis Group, Inc., Class A (a)(b)		1,492,992
25,000	City National Corp. (a)		1,534,000
4,300	CME Group, Inc. (a)		1,383,525
85,200	Cohen & Steers, Inc. (a)		2,223,720
29,900	Commerce Bancshares, Inc. (a)		1,187,927
54,600	Community Bank System, Inc. (a)		1,516,242
6,600	Credicorp, Ltd. (a)		784,806
95,300	Dime Community Bancshares, Inc. (a)		1,390,427
29,900	Eaton Vance Corp. (a)		903,877
51,700	Erie Indemnity Co., Class A (a)		3,384,799
18,400	Everest Re Group, Ltd. (a)		1,560,688
470	Fairfax Financial Holdings, Ltd.		192,493
40,000	Federal Realty Investment Trust REIT (a)		3,117,200
7,500	First Citizens BancShares, Inc., Class A (a)		1,417,875
130,600	Flushing Financial Corp. (a)		1,828,400
112,030	Franklin Resources, Inc. (a)		12,458,856
46,800	Global Payments, Inc. (a)		2,162,628
163,300	Hudson City Bancorp, Inc. (a)		2,080,442
240,700	Huntington Bancshares, Inc. (a)		1,653,609
79,200	Independent Bank Corp. (a)		2,142,360
24,600	Infinity Property & Casualty Corp. (a)		1,520,280
153,900	International Bancshares Corp. (a)		3,082,617
44,400	Jones Lang LaSalle, Inc. (a)		3,726,048
216,600	KeyCorp (a)		1,916,910
78,800	Life Partners Holdings, Inc. (a)		1,507,444
120,700	Meadowbrook Insurance Group, Inc. (a)		1,237,175
35,693	MF Global Holdings, Ltd. (b)		298,394
55,000	Moody's Corp. (a)		1,459,700
49,900	National Health Investors, Inc. REIT (a)		2,246,498
32,700	NBT Bancorp, Inc. (a)		789,705
124,200	Net 1 UEPS Technologies, Inc. (a)(b)		1,522,692
90,800	NewAlliance Bancshares, Inc. (a)		1,360,184
36,200	NYSE Euronext (a)		1,085,276
181,100	Old National Bancorp (a)		2,153,279
76,000	optionsXpress Holdings, Inc. (a)(b)		1,190,920
623,170	PrivateBancorp, Inc. (a)		8,961,185
76,300	Provident Financial Services, Inc. (a)		1,154,419
28,500	PS Business Parks, Inc. REIT (a)		1,588,020
24,800	Public Storage REIT (a)		2,515,216
28,500	RenaissanceRe Holdings, Ltd. (a)		1,815,165
200,000	Resource America, Inc., Class A		1,370,000
24,100	RLI Corp. (a)		1,266,937
70,100	S&T Bancorp, Inc. (a)		1,583,559
23,500	Safety Insurance Group, Inc. (a)		1,117,895
28,300	StanCorp Financial Group, Inc. (a)		1,277,462
42,000	T. Rowe Price Group, Inc. (a)		2,710,680
65,800	Taubman Centers, Inc. REIT (a)		3,321,584
301,160	The Bancorp, Inc. (b)		3,062,797
382,000	The Bank of New York Mellon Corp. (a)(c)(d)		11,536,400
21,300	The Chubb Corp. (a)		1,270,332
16,000	The Goldman Sachs Group, Inc. (c)(d)		2,690,560
21,200	The Hanover Insurance Group, Inc. (a)		990,464
34,300	The Macerich Co. REIT (a)		1,624,791
56,300	The NASDAQ OMX Group, Inc. (a)(b)		1,334,873
66,300	The Progressive Corp. (a)(b)		1,317,381
2,300	The St. Joe Co. (b)(c)		50,255
56,300	TNS, Inc. (a)(b)		1,171,040
35,600	UMB Financial Corp. (a)		1,474,552
57,100	Universal American Corp. (a)(b)		1,167,695
31,900	Ventas, Inc. REIT (a)		1,674,112
15,000	Visa, Inc., Class A (a)		1,055,700
27,500	Waddell & Reed Financial, Inc., Class A (a)		970,475
502,000	Wells Fargo & Co. (a)(c)(d)		15,556,980
83,100	WesBanco, Inc. (a)		1,575,576
35,000	WR Berkley Corp.		958,300
			191,824,912

Healthcare - 4.7%
59,000	Abbott Laboratories (a)(c)		2,826,690
48,500	Aetna, Inc. (a)		1,479,735
73,400	AMAG Pharmaceuticals, Inc. (a)(b)		1,328,540
35,300	AMERIGROUP Corp. (a)(b)		1,550,376
38,600	AmerisourceBergen Corp. (a)		1,317,032
44,400	Amgen, Inc. (a)(b)		2,437,560
74,800	Amsurg Corp. (a)(b)		1,567,060
88,600	Angiodynamics, Inc. (a)(b)		1,361,782
192,000	Becton Dickinson and Co. (a)		16,227,840
30,300	Biogen Idec, Inc. (a)(b)		2,031,615
329,000	Boston Scientific Corp. (a)(b)		2,490,530
19,200	Cephalon, Inc. (a)(b)		1,185,024
17,400	Cerner Corp. (a)(b)		1,648,476
100,000	Covidien PLC		4,566,000
127,700	CR Bard, Inc. (a)		11,719,029
38,000	Dendreon Corp. (a)(b)		1,326,960
23,400	Gen-Probe, Inc. (a)(b)		1,365,390
214,800	Geron Corp. (a)(b)		1,110,516
24,800	Gilead Sciences, Inc. (a)(b)		898,752
22,700	Henry Schein, Inc. (a)(b)		1,393,553
73,400	Hill-Rom Holdings, Inc. (a)		2,889,758
52,300	ICU Medical, Inc. (a)(b)		1,908,950
22,400	IDEXX Laboratories, Inc. (a)(b)		1,550,528
235,900	Johnson & Johnson (a)(c)		14,590,415
37,000	Kinetic Concepts, Inc. (a)(b)		1,549,560
54,500	Lincare Holdings, Inc. (a)		1,462,235
35,000	Magellan Health Services, Inc. (a)(b)		1,654,800
35,100	Medco Health Solutions, Inc. (a)(b)		2,150,577
40,000	Medifast, Inc. (a)(b)		1,155,200
204,400	Medtronic, Inc. (a)(c)		7,581,196
57,700	Myriad Genetics, Inc. (a)(b)		1,317,868
1,050,000	Pfizer, Inc.		18,385,500
175,000	Quest Diagnostics, Inc. (a)		9,444,750
77,100	Quidel Corp. (a)(b)		1,114,095
58,500	SonoSite, Inc. (a)(b)		1,848,600
210,700	St. Jude Medical, Inc. (a)(b)		9,007,425
110,000	Stryker Corp.		5,907,000
13,700	Techne Corp. (a)		899,679
102,700	The Medicines Co. (a)(b)		1,451,151
87,500	UnitedHealth Group, Inc.		3,159,625
33,000	Universal Health Services, Inc., Class B (a)		1,432,860
21,900	Zimmer Holdings, Inc. (a)(b)		1,175,592
			151,469,824

Industrial - 2.7%
16,000	3M Co.		1,380,800
69,200	Applied Industrial Technologies, Inc. (a)		2,247,616
46,600	Aptargroup, Inc. (a)		2,216,762
284,628	Cemex SAB de CV, ADR (a)(b)		3,048,366
56,700	Chicago Bridge & Iron Co. NV (a)(b)		1,865,430
70,100	Compass Diversified Holdings (a)		1,240,069
24,000	CSX Corp. (a)		1,550,640
15,900	Cummins, Inc. (a)		1,749,159
109,000	Diana Shipping, Inc. (a)(b)		1,310,180
21,500	Dolby Laboratories, Inc., Class A (a)(b)		1,434,050
60,100	Encore Wire Corp. (a)		1,507,308
38,400	EnPro Industries, Inc. (a)(b)		1,595,904
12,600	Gardner Denver, Inc. (a)		867,132
20,100	Goodrich Corp. (a)		1,770,207
88,200	Graco, Inc. (a)		3,479,490
23,800	Greif, Inc., Class A (a)		1,473,220
8,000	ITT Corp.		416,880
71,100	JB Hunt Transport Services, Inc. (a)		2,901,591
347	Kansas City Southern (a)(b)		16,608
49,200	KBR, Inc. (a)		1,499,124
16,700	L-3 Communications Holdings, Inc. (a)		1,177,183
11,300	Lincoln Electric Holdings, Inc. (a)		737,551
145,000	Lockheed Martin Corp. (a)(c)		10,136,950
54,100	Nalco Holding Co. (a)		1,727,954
36,100	Nordson Corp. (a)		3,316,868
56,700	Northrop Grumman Corp. (a)		3,673,026
46,200	PerkinElmer, Inc. (a)		1,192,884
169,300	Pulse Electronics Corp. (a)		900,676
38,900	Quanex Building Products Corp. (a)		737,933
43,900	Raytheon Co. (a)		2,034,326
23,700	Rockwell Collins, Inc. (a)		1,380,762
53,200	Rofin-Sinar Technologies, Inc. (a)(b)		1,885,408
60,000	SAIC, Inc. (b)		951,600
46,900	Simpson Manufacturing Co., Inc. (a)		1,449,679
44,600	Sonoco Products Co. (a)		1,501,682
14,300	SPX Corp. (a)		1,022,307
22,100	Teledyne Technologies, Inc. (a)(b)		971,737
78,350	The Boeing Co. (a)(c)		5,113,121
9,600	Tyco International, Ltd.		397,824
98,150	United Parcel Service, Inc., Class B (a)(d)		7,123,727
540	USG Corp. (a)(b)		9,088
16,600	Waters Corp. (a)(b)		1,289,986
87,300	Zebra Technologies Corp. (a)(b)		3,316,527
			85,619,335

Information Technology - 4.1%
200,000	Accenture PLC, Class A (a)		9,698,000
100,100	ACI Worldwide, Inc. (a)(b)		2,689,687
330,400	Activision Blizzard, Inc.		4,110,176
32,800	Advent Software, Inc. (a)(b)		1,899,776
19,900	Alliance Data Systems Corp. (a)(b)		1,413,497
44,900	Altera Corp. (a)		1,597,542
66,700	ATMI, Inc. (a)(b)		1,329,998
51,000	Autodesk, Inc. (a)(b)		1,948,200
250,000	Automatic Data Processing, Inc. (a)		11,570,000
46,700	Blackbaud, Inc. (a)		1,209,530
78,200	CA, Inc. (a)		1,911,208
86,500	CGI Group, Inc., Class A (a)(b)		1,492,990
68,300	Check Point Software Technologies, Ltd. (a)(b)		3,159,558
170,000	Corning, Inc.		3,284,400
23,000	Cree, Inc. (a)(b)		1,515,470
46,900	DST Systems, Inc. (a)		2,080,015
40,800	Dun & Bradstreet Corp. (a)		3,349,272
43,000	Electronic Arts, Inc. (b)		704,340
148,000	Electronics for Imaging, Inc. (a)(b)		2,117,880
129,300	Epicor Software Corp. (a)(b)		1,305,930
88,900	Fiserv, Inc. (a)(b)		5,205,984
13,900	Harris Corp. (a)		629,670
169,500	Hewlett-Packard Co.		7,135,950
185,400	Integrated Device Technology, Inc. (a)(b)		1,234,764
23,800	International Business Machines Corp. (a)(c)		3,492,888
23,700	Lam Research Corp. (a)(b)		1,227,186
172,900	Lawson Software, Inc. (a)(b)		1,599,325
36,000	Lexmark International, Inc., Class A (a)(b)		1,253,520
258,300	LSI Corp. (a)(b)		1,547,217
32,900	Manhattan Associates, Inc. (a)(b)		1,004,766
39,500	MICROS Systems, Inc. (a)(b)		1,732,470
778,925	Microsoft Corp. (a)(c)		21,747,586
33,100	NetApp, Inc. (a)(b)		1,819,176
52,700	Novellus Systems, Inc. (a)(b)		1,703,264
66,300	Parametric Technology Corp. (a)(b)		1,493,739
83,500	QLogic Corp. (a)(b)		1,421,170
71,800	Quest Software, Inc. (a)(b)		1,991,732
35,400	Red Hat, Inc. (a)(b)		1,616,010
26,000	Research In Motion, Ltd. (a)(b)		1,511,380
30,600	SanDisk Corp. (a)(b)		1,525,716
45,100	SEI Investments Co. (a)		1,072,929
84,200	SRA International, Inc., Class A (a)(b)		1,721,890
72,500	Symantec Corp. (a)(b)		1,213,650
31,300	Teradata Corp. (a)(b)		1,288,308
92,800	Texas Instruments, Inc. (a)		3,016,000
171,800	United Online, Inc. (a)		1,133,880
43,000	Varian Semiconductor Equipment Associates, Inc. (a)(b)		1,589,710
			130,317,349

Materials - 0.4%
17,600	Agrium, Inc. (a)		1,614,800
7,600	Barrick Gold Corp.		404,168
30,600	International Flavors & Fragrances, Inc. (a)		1,701,054
14,300	Lubrizol Corp. (a)		1,528,384
50,800	Minerals Technologies, Inc. (a)		3,322,828
38,700	Potlatch Corp. REIT (a)		1,259,685
22,800	PPG Industries, Inc. (a)		1,916,796
15,500	Schnitzer Steel Industries, Inc. (a)		1,029,045
26,800	Sigma-Aldrich Corp. (a)		1,783,808
			14,560,568

Telecommunication Services - 1.9%
48,600	Amdocs, Ltd. (a)(b)		1,335,042
33,600	American Tower Corp., Class A (a)(b)		1,735,104
210,000	Cisco Systems, Inc. (b)(c)		4,248,300
98,500	Gannett Co., Inc. (a)		1,486,365
2,300,000	News Corp., Class A		33,488,000
142,500	NIC, Inc. (a)(b)		1,383,675
35,900	Plantronics, Inc. (a)		1,336,198
69,300	Time Warner, Inc. (a)		2,229,381
22,300	United States Cellular Corp. (a)(b)		1,113,662
61,000	Virgin Media, Inc. (a)		1,661,640
401,000	Vodafone Group PLC, ADR (a)		10,598,430
			60,615,797

Utilities - 0.9%
40,000	Calpine Corp. (b)		533,600
27,400	DPL, Inc. (a)		704,454
87,800	Edison International (a)		3,389,080
109,200	El Paso Electric Co. (a)(b)		3,006,276
41,100	Energen Corp. (a)		1,983,486
19,100	Entergy Corp. (a)		1,352,853
132,300	Exelon Corp. (a)		5,508,972
88,000	Great Plains Energy, Inc. (a)		1,706,320
35,900	IDACORP, Inc. (a)		1,327,582
27,300	ITC Holdings Corp. (a)		1,692,054
60,400	New Jersey Resources Corp. (a)		2,603,844
54,200	NRG Energy, Inc. (a)(b)		1,059,068
24,500	OGE Energy Corp. (a)		1,115,730
60,000	Public Service Enterprise Group, Inc. (a)		1,908,600
75,100	Questar Corp. (a)		1,307,491
			29,199,410
Total Common Stock
(Cost $927,155,347)			1,123,010,941

Shares	Security Description	Rate	Value
Preferred Stock - 1.5%
Consumer Discretionary - 0.3%
12,383	Callaway Golf Co., Series B (e)	7.50%	1,617,529
1,750	Callaway Golf Co., Series B (a)	7.50	231,298
24,400	Ford Motor Co. Capital Trust II (a)	6.50	1,271,850
50,679	General Motors Co., Series B (a)	4.75	2,742,241
13,829	Newell Financial Trust I (a)	5.25	584,275
25,437	Retail Ventures, Inc. (a)	6.63	1,526,474
1,350	The Interpublic Group of Cos., Inc., Series B	5.25	1,352,025
			9,325,692

Consumer Staples - 0.1%
23,206	Bunge, Ltd. (a)	4.88	2,161,059

Energy - 0.2%
5,894	Energy XXI Bermuda, Ltd. (a)	5.63	1,865,819
49,618	Goodrich Petroleum Corp., Series B (a)	5.38	1,906,324
14,885	SandRidge Energy, Inc. (a)	8.50	1,783,521
			5,555,664

Financial - 0.5%
129,776	2009 Dole Food Automatic Common Exchange Security Trust (a)(e)	7.00	1,691,137
158,056	Alexandria Real Estate Equities, Inc. REIT, Series D (a)	7.00	3,911,886
65,428	AMG Capital Trust II (a)	5.15	2,637,566
18,315	KeyCorp, Series A (a)	7.75	1,961,536
23,704	Synovus Financial Corp. (a)	8.25	590,704
80,909	UBS AG (a)(f)	9.38	2,220,952
1,375	Wells Fargo & Co., Series L	7.50	1,375,756
8,357	Wintrust Financial Corp. (a)	7.50	462,159
			14,851,696

Healthcare - 0.3%
16,819	Alere, Inc., Series B (a)	3.00	4,187,931
70	Healthsouth Corp. (a)(e)	6.50	68,092
3,636	Healthsouth Corp., Series A (a)	6.50	3,536,919
53,542	Omnicare Capital Trust II, Series B (a)	4.00	2,084,792
			9,877,734

Industrial - 0.1%
53,430	Continental Airlines Finance Trust II (a)	6.00	2,016,982
1,118	Kansas City Southern (a)	5.13	1,789,080
			3,806,062

Utilities - 0.0%
18,200	PPL Corp. (a)	9.50	999,726

Total Preferred Stock
(Cost $38,311,283)			46,577,633
Total Equity Securities
(Cost $965,466,630)			1,169,588,574

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 30.7%
Asset Backed Obligations - 6.9%
$4,095,000	ACE Securities Corp., Series 2006-HE1 A2D (g)	0.56%	02/25/36	1,972,258
625,504	ACE Securities Corp., Series 2007-HE1 A2A (g)	0.35	01/25/37	333,632
137,789	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(g)	3.15	03/25/36	94,526
108,958	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(g)	5.70	03/25/36	73,755
4,131,670	Adjustable Rate Mortgage Trust, Series 2007-1 5A1 (g)	0.41	03/25/37	1,870,638
2,001,614	Aerco, Ltd., Series 2A A3 (a)(e)(g)	0.72	07/15/25	1,521,227
942,284	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (a)(e)(f)(g)	0.53	06/14/37	838,633
199,178	Alliance Bancorp Trust, Series 2007-OA1 A1 (g)	0.50	07/25/37	107,016
1,000,000	Alta Wind Holdings, LLC (e)	7.00	06/30/35	1,069,775
1,015,000	American Airlines Pass Through Trust, Series 2001-02 (a)	7.86	10/01/11	1,055,600
419,156	American Airlines Pass Through Trust, Series 2009-1A	10.38	07/02/19	498,796
942,418	American Home Mortgage Assets, Series 2007-4 A2 (g)	0.45	08/25/37	683,073
1,055,000	Argent Securities, Inc., Series 2005-W5 A2D (g)	0.58	01/25/36	507,087
1,000,000	Asset Backed Funding Certificates, Series 2006-HE1 A2C (g)	0.42	01/25/37	420,690
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(g)	1.51	05/25/37	68,472
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (g)	1.26	06/25/37	776,867
1,200,000	Astoria Depositor Corp. (e)	8.14	05/01/21	1,200,000
1,143,428	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (a)(e)(f)(g)	0.56	11/14/33	983,348
360,696	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	279,276
102,997	Banc of America Funding Corp., Series 2006-E 2A1 (a)(g)	5.63	06/20/36	70,790
393,099	Banc of America Funding Corp., Series 2006-F 1A1 (a)(g)	4.96	07/20/36	347,289
267,080	Banc of America Funding Corp., Series 2006-H 6A1 (g)	0.45	10/20/36	148,083
567,699	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	433,364
194,528	Banc of America Funding Corp., Series 2007-E 4A1 (g)	5.71	07/20/47	138,635
110,000	Bayview Financial Acquisition Trust, Series 2005-D AF3 (a)(g)	5.50	12/28/35	104,474
339,762	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(g)	5.65	08/25/47	248,850
1,234,739	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (g)	3.01	05/25/35	828,563
260,051	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (a)(g)	0.53	10/25/35	169,770
513,503	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (g)	3.31	02/25/36	373,373
260,954	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (a)(g)	4.89	03/25/36	138,328
1,670,779	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (g)	0.45	05/25/36	868,091
120,000	Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1 A2 (a)(g)	4.72	11/11/35	124,826
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (g)	0.39	07/25/37	881,611
386,744	BNC Mortgage Loan Trust, Series 2007-4 A3A (g)	0.51	11/25/37	371,478
795,246	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	784,588
1,300,000	Centex Home Equity, Series 2006-A AV4 (g)	0.51	06/25/36	859,681
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (a)(g)	2.95	12/25/35	105,599
527,714	Chaseflex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	375,760
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	1,045,675
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	1,122,508
75,000	Citigroup Commerical Mortgage Trust, Series 2007-C6 A4 (a)(g)	5.70	12/10/49	80,291
380,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (h)	5.92	03/25/36	240,020
2,850,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (g)	0.43	07/25/45	1,244,719
415,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (g)	0.53	01/25/37	7,089
195,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M2 (g)	0.55	01/25/37	1,312
910,683	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (g)	5.78	07/25/37	673,153
3,110,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (g)	0.46	01/25/37	1,607,298
1,397,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (g)	0.44	03/25/37	863,162
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (g)	0.66	03/25/37	353,731
906,306	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (g)	0.42	06/25/37	640,745
3,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (g)	1.31	07/25/37	1,926,883
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (a)(g)	1.56	07/25/37	124,732
1,025,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4	5.32	12/11/49	1,064,033
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (a)(g)	5.89	11/15/44	170,999
198,656	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	149,623
73,951	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	58,149
1,250,000	Conseco Finance, Series 2002-C BF1 (g)	8.00	06/15/32	1,269,300
96,462	Continental Airlines Pass Through Trust, Series 2007-1 A	5.98	04/19/22	101,768
491,142	Continental Airlines Pass Through Trust, Series 2007-1 B (a)	6.90	04/19/22	500,965
815,642	Continental Airlines Pass Through Trust, Series 2009-1	9.00	07/08/16	937,988
1,067,767	Coso Geothermal Power Holdings (e)	7.00	07/15/26	925,881
81,864	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	75,847
276,990	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (g)	5.59	10/25/35	210,891
100,632	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	81,343
484,991	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	437,650
850,000	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	667,165
648,776	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (g)	0.53	08/25/35	369,413
407,457	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(g)	0.58	12/25/36	214,206
63,144	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	42,411
2,148,324	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (g)	1.30	08/25/46	1,196,971
4,465,578	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (g)	0.42	02/25/47	2,918,204
474,298	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	365,033
386,546	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	292,419
586,414	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (g)	0.35	04/25/47	562,430
1,740,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (g)	0.38	06/25/47	1,425,962
641,355	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (g)	1.16	10/25/47	428,055
2,120,000	Countrywide Asset-Backed Certificates, Series 2007-5 2A2 (g)	0.43	09/25/47	1,696,542
1,027,000	Countrywide Asset-Backed Certificates, Series 2007-7 2A2 (g)	0.42	10/25/47	887,169
63,574	Countrywide Asset-Backed Certificates, Series 2007-9 2A1 (a)(g)	0.32	06/25/47	61,374
1,722,547	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (g)	3.12	04/20/35	1,200,661
994,025	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (a)(g)	5.46	06/25/47	768,482
489,033	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(g)	5.82	06/25/47	453,433
129,726	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(g)	5.78	09/25/47	100,385
28,960	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (g)	2.81	10/25/33	25,558
200,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5 A3 (a)(g)	5.10	08/15/38	207,727
1,144,027	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (a)(g)	0.86	07/25/36	514,831
268,365	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (a)	6.00	10/25/21	226,279
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	589,311
3,655,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (g)	0.41	05/25/36	2,373,970
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB6 A24 (g)	0.51	07/25/36	679,828
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (g)	0.50	10/25/36	654,613
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (g)	0.37	10/25/36	1,389,096
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (g)	0.37	11/25/36	258,756
3,100,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (g)	0.41	11/25/36	1,316,568
3,520,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (g)	0.49	11/25/36	1,511,085
3,158,764	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (a)(h)	4.88	02/25/37	2,030,839
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (g)	0.51	04/25/37	644,687
1,221,512	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (g)	5.90	05/25/37	733,214
1,285,116	Delta Air Lines Pass Through Trust, Series 2002-1 G-1	6.72	01/02/23	1,306,063
347,673	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	225,366
1,351,614	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (g)	0.42	01/25/47	534,948
2,004,456	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (g)	1.10	04/25/47	1,204,384
3,897,386	Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1 2A1A (g)	0.40	04/19/48	2,702,732
2,015,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B (a)	7.67	11/08/16	1,894,100
4,500,000	Ellington Loan Acquisition Trust, Series 2007-2 A2C (e)(g)	1.36	05/25/37	2,759,254
1,200,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (g)	0.45	04/25/37	612,241
77,935	Equity One ABS, Inc., Series 2002-4 M1 (a)(g)	5.22	02/25/33	62,326
2,800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF11 2A3 (g)	0.41	08/25/36	1,663,287
2,326,609	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (a)(g)	0.49	12/25/37	8,399
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (g)	0.40	01/25/38	442,204
1,289,581	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (g)	2.52	05/25/35	907,108
651,081	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A1	6.25	02/25/37	428,815
767,207	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (a)(g)	0.63	02/25/37	400,227
1,130,000	First Horizon Asset Securities, Inc., Series 2005-AR6 2A1B (a)(g)	3.22	01/25/36	763,357
4,250,000	First NLC Trust, Series 2005-4 A4 (g)	0.65	02/25/36	2,147,089
324,268	FPL Energy National Wind Portfolio, LLC (a)(e)	6.13	03/25/19	308,282
224,540	FPL Energy Wind Funding, LLC (a)(e)	6.88	06/27/17	219,207
1,303,455	GE Business Loan Trust, Series 2003-2A A (e)(g)	0.63	11/15/31	1,189,226
200,000	GE Capital Commercial Mortgage Corp., Series 2006-C1 A3 (a)(g)	5.33	03/10/44	211,603
1,150,000	GE Corporate Aircraft Financing, LLC, Series 2005-1A C (a)(e)(f)(g)	1.56	08/26/19	1,006,250
333,333	GE Seaco Finance SRL, Series 2004-1A A (e)(f)(g)	0.56	04/17/19	323,333
1,032,500	GE Seaco Finance SRL, Series 2005-1A A (a)(e)(g)	0.51	11/17/20	973,905
1,121,006	Genesis Funding, Ltd., Series 2006-1A G1 (a)(e)(f)(g)	0.50	12/19/32	983,683
1,276,000	Green Tree Financial Corp., Series 1996-10 M1 (g)	7.24	11/15/28	1,277,866
267,280	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	265,504
1,250,000	Green Tree, Series 2008-MH1 A2 (a)(e)(g)	8.97	04/25/38	1,401,441
170,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 (a)(g)	5.32	06/10/36	183,503
1,305,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (g)	5.88	07/10/38	1,425,504
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 (a)	5.44	03/10/39	189,913
811,994	GSAA Trust, Series 2005-12 AF3 (g)	5.07	09/25/35	671,097
1,630,000	GSAA Trust, Series 2005-7 AF3 (g)	4.75	05/25/35	1,400,217
1,734,253	GSAA Trust, Series 2006-16 A1 (g)	0.32	10/25/36	917,813
1,747,078	GSAA Trust, Series 2006-19 A1 (g)	0.35	12/25/36	876,983
1,711,801	GSAA Trust, Series 2006-20 1A1 (g)	0.33	12/25/46	874,471
1,376,482	GSAA Trust, Series 2006-9 A4A (g)	0.50	06/25/36	694,925
2,503,163	GSAA Trust, Series 2007-3 1A1B (g)	0.36	03/25/47	330,743
1,766,908	GSAA Trust, Series 2007-4 A1 (g)	0.36	03/25/37	888,239
1,650,000	GSAA Trust, Series 2007-5 2A3A (g)	0.58	04/25/47	1,012,579
519,971	GSR Mortgage Loan Trust, Series 2004-14 3A2 (g)	3.14	12/25/34	381,818
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (a)(g)	3.83	08/25/34	1,346,167
363,797	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	3.04	10/25/35	272,624
1,543,652	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (g)	3.28	05/25/47	1,182,213
20,337	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (a)(g)	0.66	11/19/34	14,767
216,614	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (a)(g)	5.89	06/19/36	136,952
1,939,705	Harborview Mortgage Loan Trust, Series 2007-5 A1A (g)	0.45	09/19/37	1,262,705
294,430	Homebanc Mortgage Trust, Series 2004-1 2A (g)	1.12	08/25/29	265,792
335,528	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (a)(g)	5.67	09/25/37	225,928
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (g)	0.50	03/20/36	764,092
38,190	HSBC Home Equity Loan Trust, Series 2006-4 A2F (a)(h)	5.32	03/20/36	38,252
800,000	HSBC Home Equity Loan Trust, Series 2006-4 A3V (g)	0.41	03/20/36	760,225
625,000	HSBC Home Equity Loan Trust, Series 2007-1 M1 (g)	0.64	03/20/36	384,198
2,200,000	HSBC Home Equity Loan Trust, Series 2007-1 M2 (g)	0.74	03/20/36	1,188,408
1,300,000	HSBC Home Equity Loan Trust, Series 2007-2 M1 (a)(g)	0.57	07/20/36	833,067
1,000,000	HSBC Home Equity Loan Trust, Series 2007-2 M2 (g)	0.63	07/20/36	489,795
635,843	HSBC Home Equity Loan Trust, Series 2007-3 APT (a)(g)	1.46	11/20/36	587,741
1,390,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (g)	2.51	11/20/36	879,673
1,540,000	Indiantown Cogeneration LP, Series A-10 (a)	9.77	12/15/20	1,672,009
99,739	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (a)(g)	5.66	08/25/36	96,026
318,647	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (a)(g)	5.87	11/25/37	258,133
794,341	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (g)	1.12	09/25/34	546,537
453,079	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(g)	2.81	05/25/35	282,066
1,362,802	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (a)(g)	5.54	08/25/36	688,081
114,820	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(g)	5.48	09/25/36	62,065
236,176	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(g)	0.43	11/25/36	126,178
356,876	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (g)	5.56	01/25/37	301,301
961,528	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (g)	3.30	05/25/36	524,064
570,130	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(g)	5.56	05/25/36	314,676
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (a)(g)	5.55	12/25/35	210,364
967,706	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (g)	5.09	05/25/37	486,175
3,382,894	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (g)	5.11	05/25/37	1,946,695
2,250,000	Indymac Residential Asset Backed Trust, Series 2007-A 2A4A (g)	0.58	04/25/47	1,050,633
1,368,227	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (g)	0.66	08/15/16	1,255,349
1,835,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (g)	6.30	09/25/36	951,449
1,240,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (g)	6.05	11/25/36	827,283
306,713	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (g)	0.36	06/25/37	287,805
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 A4 (a)(g)	5.87	04/15/45	180,666
1,870,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	1,962,486
1,175,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19 A4 (a)(g)	5.74	02/12/49	1,250,197
1,380,000	JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A4 (g)	0.40	07/25/36	1,100,896
3,450,135	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (a)(g)	0.55	01/25/36	1,584,737
4,396,818	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (a)(g)	0.47	03/25/37	1,997,727
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5 A3 (a)(g)	0.37	05/25/37	1,218,871
2,400,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (h)	6.04	03/25/47	1,388,394
2,813,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (g)	0.54	03/25/47	1,374,879
787,106	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (g)	5.42	08/25/35	780,739
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (g)	5.72	04/25/36	168,726
2,500,000	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (a)(g)	5.72	04/25/36	2,093,067
158,742	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(g)	5.68	04/25/37	142,649
330,000	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (a)(g)	5.12	11/15/32	352,894
796,097	Lehman Mortgage Trust, Series 2006-1 3A3	5.50	02/25/36	779,761
269,641	Lehman XS Trust, Series 2005-6 1A1 (g)	0.52	11/25/35	143,302
2,500,000	Lehman XS Trust, Series 2005-6 3A3A (h)	5.76	11/25/35	1,339,794
1,698,882	Lehman XS Trust, Series 2006-14N 3A2 (a)(g)	0.38	08/25/36	909,639
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (g)	0.46	07/25/47	757,742
1,024,943	Lehman XS Trust, Series 2007-16N 2A2 (a)(g)	1.11	09/25/47	669,148
1,700,000	MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (g)	2.90	11/21/34	1,594,801
364,766	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.84	11/25/35	228,329
3,092,160	MASTR Asset Backed Securities Trust, Series 2006-AM3 A4 (g)	0.50	10/25/36	1,334,310
885,000	MASTR Asset Backed Securities Trust, Series 2007-HE1 A3 (g)	0.47	05/25/37	431,256
25,744	MASTR Seasoned Securities Trust, Series 2004-1 4A1 (a)(g)	2.99	10/25/32	22,640
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (g)	0.51	04/25/37	641,443
1,836,100	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (a)(g)	0.44	06/25/37	880,456
2,000,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (g)	0.51	06/25/37	968,572
3,131,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (g)	0.51	07/25/37	1,416,203
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (g)	5.17	12/12/49	1,191,993
675,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7 A4 (g)	5.75	06/12/50	696,671
767,634	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	724,472
833,023	Midwest Generation, LLC, Series B	8.56	01/02/16	841,353
451,737	Mirant Mid Atlantic Pass Through Trust, Series B (a)	9.13	06/30/17	485,617
608,934	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	675,917
200,000	Morgan Stanley ABS Capital I, Series 2004-NC7 M2 (a)(g)	0.88	07/25/34	172,656
1,700,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (g)	0.55	01/25/36	969,259
4,135,000	Morgan Stanley ABS Capital I, Series 2006-HE3 A2D (g)	0.51	04/25/36	1,668,826
1,900,000	Morgan Stanley ABS Capital I, Series 2006-HE5 A2C (g)	0.40	08/25/36	1,337,552
4,000,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (g)	0.55	02/25/36	1,783,230
1,605,000	Morgan Stanley ABS Capital I, Series 2006-NC3 A2D (g)	0.53	03/25/36	879,547
1,935,000	Morgan Stanley ABS Capital I, Series 2007-HE1 A2C (g)	0.41	11/25/36	688,540
600,000	Morgan Stanley ABS Capital I, Series 2007-HE6 A3 (g)	0.44	05/25/37	224,496
890,000	Morgan Stanley Capital I, Series 2006-T21 A4 (a)(g)	5.16	10/12/52	955,485
1,365,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	1,460,745
165,000	Morgan Stanley Capital I, Series 2007-T27 A4 (a)(g)	5.65	06/11/42	179,444
1,859,295	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	1,061,153
2,719,390	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (g)	5.96	06/25/36	1,592,233
330,579	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	249,510
1,805,473	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX 2A1 (g)	0.35	12/25/36	893,836
1,809,468	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (g)	0.38	04/25/37	881,608
2,700,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (g)	0.54	09/25/36	1,593,124
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (g)	0.41	03/25/37	1,650,732
180,000	NCUA Guaranteed Notes, Series 2010-C1 A2 (a)	2.90	10/29/20	175,293
392,855	NCUA Guaranteed Notes, Series 2010-R2 1A (a)(g)	0.64	11/06/17	392,734
199,075	NCUA Guaranteed Notes, Series 2010-R2 2A (a)(g)	0.74	11/05/20	197,831
180,000	NCUA Guaranteed Notes, Series 2010-R3 1A (a)(g)	0.83	12/08/20	179,775
150,000	NCUA Guaranteed Notes, Series 2010-R3 2A (a)(f)(g)	0.83	12/08/20	149,813
1,100,000	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (g)	0.60	04/25/37	464,183
1,777,352	Nomura Asset Acceptance Corp., Series 2006-AR4 A1A (g)	0.43	12/25/36	853,091
506,920	Nomura Asset Acceptance Corp., Series 2007-1 1A1A (h)	6.00	03/25/47	282,509
160,000	Nomura Asset Securities Corp., Series 1998-D6 A3 (a)(g)	7.26	03/15/30	177,292
1,470,873	Nomura Home Equity Loan, Inc., Series 2005-HE1 M3 (g)	0.74	09/25/35	918,259
100,000	Northwest Airlines Pass Through Trust, Series 2001-1 A-2	6.84	04/01/11	101,000
514,249	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (g)	5.64	12/25/35	502,895
1,101,552	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (g)	0.53	07/25/36	512,055
1,620,000	Option One Mortgage Loan Trust, Series 2007-4 2A3 (g)	0.50	04/25/37	717,066
2,750,000	Option One Mortgage Loan Trust, Series 2007-5 2A4 (g)	0.56	05/25/37	1,094,228
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (g)	0.44	07/25/37	618,609
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (g)	0.51	07/25/37	362,523
2,640,000	Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6 A2C (a)(g)	0.42	09/25/37	1,016,481
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (a)(g)	0.57	06/25/47	866,597
1,030,000	Prudential Holdings, LLC (e)	8.70	12/18/23	1,229,720
1,094,781	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B	9.24	07/02/17	1,183,732
609,194	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (a)(g)	4.15	12/25/35	413,734
842,236	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (g)	0.66	10/25/45	473,781
832,534	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (a)(g)	1.33	01/25/46	467,084
383,443	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	253,092
540,472	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	401,530
267,934	Residential Accredit Loans, Inc., Series 2007-QS5- A1	5.50	03/25/37	190,186
533,556	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	366,515
1,021,892	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	643,620
525,800	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	539,911
1,058,406	Residential Asset Mortgage Products, Inc., Series 2005-SL1 A3	7.50	05/25/32	1,036,029
614,911	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	365,481
1,695,773	Residential Asset Securitization Trust, Series 2007-A5 1A2 (g)	0.66	05/25/37	758,063
1,615,000	Saxon Asset Securities Trust, Series 2006-3 A3 (g)	0.43	10/25/46	801,250
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (g)	0.41	01/25/47	597,576
250,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (a)(g)	0.41	12/25/36	110,362
2,411,355	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (g)	0.40	01/25/37	1,172,031
360,000	SG Mortgage Securities Trust, Series 2006-OPT2 A3C (a)(g)	0.41	10/25/36	136,711
222,741	Soundview Home Equity Loan Trust, Series 2006-EQ1 A2 (g)	0.37	10/25/36	219,008
1,000,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (g)	0.50	01/25/37	463,304
1,200,000	Soundview Home Equity Loan Trust, Series 2006-OPT1 2A4 (g)	0.53	03/25/36	735,910
1,350,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (g)	0.50	07/25/36	579,597
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (g)	0.56	01/25/37	571,609
2,254,000	Soundview Home Equity Loan Trust, Series 2007-OPT1 2A2 (g)	0.41	06/25/37	1,023,748
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (g)	0.51	07/25/37	1,431,269
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (g)	0.53	07/25/37	3,106
557,860	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (a)(g)	5.62	02/25/36	520,915
845,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (g)	5.62	02/25/36	503,201
103,756	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(g)	5.43	04/25/47	75,564
2,224,796	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (g)	0.46	10/25/36	1,453,284
2,322,663	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (g)	0.45	09/25/47	1,451,859
4,039,580	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (g)	1.83	08/25/47	2,493,099
182,870	Structured Asset Securities Corp., Series 2003-34A 5A4 (a)(g)	2.65	11/25/33	179,363
526,083	TAL Advantage, LLC, Series 2010-2A A (e)	4.30	10/20/25	539,878
419,583	Textainer Marine Containers, Ltd., Series 2005-1A A (a)(e)(g)	0.51	05/15/20	399,924
956,274	Thornburg Mortgage Securities Trust, Series 2007-3 3A1 (g)	0.48	06/25/47	927,934
907,617	Triton Container Finance, LLC, Series 2006-1A (a)(e)(g)	0.43	11/26/21	841,193
703,125	Triton Container Finance, LLC, Series 2007-1A (a)(e)(g)	0.40	02/26/19	665,535
849,876	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	979,482
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (a)(g)	5.13	08/15/35	352,821
85,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A4 (a)	5.57	10/15/48	89,142
18,000	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (a)(g)	2.61	01/25/33	17,451
154,648	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (a)(g)	2.67	12/25/35	150,083
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (a)(g)	2.59	12/25/35	91,465
426,707	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (a)(g)	5.69	10/25/36	349,433
254,486	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (a)(g)	5.41	12/25/36	196,429
495,034	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (a)(g)	5.01	03/25/37	432,254
729,889	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (g)	5.30	04/25/37	525,699
1,748,733	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (a)(g)	1.03	02/25/47	1,099,713
922,088	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (a)(g)	1.10	05/25/47	605,281
1,828,247	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (g)	1.14	07/25/47	1,185,944
764,772	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (g)	0.81	05/25/35	510,406
537,061	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (g)	0.76	06/25/35	409,478
1,578,756	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	1,016,069
587,971	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7 A1A (h)	6.09	09/25/36	455,092
1,237,855	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1 A4 (g)	0.58	01/25/47	584,931
132,639	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (a)(g)	0.60	10/25/35	124,012
387,938	Wells Fargo Home Equity Trust, Series 2006-3 A2 (g)	0.41	01/25/37	263,479
2,694,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (a)(g)	0.47	01/25/37	1,249,935
1,280,118	Wells Fargo Mortgage Backed Securities Trust, Series 2006-8 A14	5.50	07/25/36	1,242,027
Total Asset Backed Obligations
(Cost $199,408,259)				221,344,638

Corporate Convertible Bonds - 18.5%
Consumer Discretionary - 4.0%
1,856,000	ArvinMeritor, Inc. (a)(h)	4.63	03/01/26	2,354,800
6,368,000	Chemed Corp. (a)	1.88	05/15/14	6,391,880
5,000,000	Coinstar, Inc. (a)	4.00	09/01/14	7,968,750
4,338,000	Equinix, Inc. (a)	3.00	10/15/14	4,365,112
5,000,000	Equinix, Inc. (a)	4.75	06/15/16	6,168,750
2,913,000	Gaylord Entertainment Co. (a)(e)	3.75	10/01/14	4,260,263
2,000,000	Group 1 Automotive, Inc. (a)(e)	3.00	03/15/20	2,497,500
5,183,000	Hertz Global Holdings, Inc. (a)	5.25	06/01/14	9,964,317
2,500,000	Home Inns & Hotels Management, Inc. (a)(e)	2.00	12/15/15	2,512,500
7,300,000	Jakks Pacific, Inc. (a)(e)	4.50	11/01/14	9,873,250
6,696,000	Lennar Corp. (a)(e)	2.75	12/15/20	7,348,860
835,000	Liberty Media, LLC	3.13	03/30/23	940,419
2,493,000	Liberty Media, LLC (a)	3.25	03/15/31	1,720,170
4,006,000	Live Nation Entertainment, Inc. (a)	2.88	07/15/27	3,600,393
1,965,000	MGM Resorts International (a)(e)	4.25	04/15/15	2,161,500
4,900,000	Navistar International Corp. (a)	3.00	10/15/14	6,566,000
994,000	Penske Automotive Group, Inc.	3.50	04/01/26	1,003,940
785,000	Priceline.com, Inc. (a)(e)	1.25	03/15/15	1,155,913
8,021,000	Regis Corp. (a)	5.00	07/15/14	10,286,932
1,250,000	Saks, Inc.	2.00	03/15/24	1,301,563
8,809,000	Sonic Automotive, Inc. (a)	5.00	10/01/29	10,989,227
353,000	The Interpublic Group of Cos., Inc.	4.25	03/15/23	394,919
5,990,000	Titan International, Inc. (a)(e)	5.63	01/15/17	12,608,950
3,000,000	TRW Automotive, Inc. (a)(e)	3.50	12/01/15	5,782,500
1,688,000	WESCO International, Inc. (a)	6.00	09/15/29	3,489,940
2,790,000	XM Satellite Radio, Inc. (a)(e)	7.00	12/01/14	3,438,675
				129,147,023

Consumer Staples - 0.9%
871,000	Central European Distribution Corp. (a)	3.00	03/15/13	812,208
173,000	China Medical Technologies, Inc. (a)(e)	6.25	12/15/16	175,379
2,354,000	Chiquita Brands International, Inc. (a)	4.25	08/15/16	2,292,207
160,000	HeartWare International, Inc. (a)	3.50	12/15/17	177,400
6,350,000	Ingersoll-Rand Global Holding Co., Ltd. (a)	4.50	04/15/12	16,875,125
1,037,000	Smithfield Foods, Inc. (a)	4.00	06/30/13	1,214,586
5,716,000	Sotheby's (a)	3.13	06/15/13	8,295,345
				29,842,250

Energy - 1.0%
2,382,000	Chesapeake Energy Corp. (a)	2.50	05/15/37	2,125,935
920,000	Chesapeake Energy Corp.	2.50	05/15/37	825,700
7,000,000	Covanta Holding Corp. (a)	3.25	06/01/14	8,365,000
4,229,000	Exterran Holdings, Inc. (a)	4.25	06/15/14	5,275,677
897,000	Global Industries, Ltd.	2.75	08/01/27	677,235
1,553,000	International Coal Group, Inc. (a)	4.00	04/01/17	2,376,090
1,311,000	James River Coal Co. (a)(e)	4.50	12/01/15	1,592,865
3,830,000	Newpark Resources, Inc. (a)	4.00	10/01/17	3,461,362
461,000	Peabody Energy Corp.	4.75	12/15/41	598,724
933,000	Penn Virginia Corp.	4.50	11/15/12	928,335
171,000	Petroleum Development Corp. (a)(e)(f)	3.25	05/15/16	204,238
1,288,000	Pioneer Natural Resources Co. (a)	2.88	01/15/38	1,956,150
587,000	SM Energy Co.	3.50	04/01/27	717,608
900,000	Western Refining, Inc. (a)	5.75	06/15/14	1,083,375
				30,188,294

Financial - 1.3%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	842,163
3,000,000	American Equity Investment Life Holding Co. (a)(e)	3.50	09/15/15	3,551,250
1,481,000	Annaly Capital Management, Inc. REIT (a)	4.00	02/15/15	1,727,216
400,000	Boston Properties LP REIT	2.88	02/15/37	408,000
7,691,000	CBIZ, Inc. (a)(e)	4.88	10/01/15	8,440,872
2,700,000	CBIZ, Inc. (a)	3.13	06/01/26	2,706,750
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	2,317,237
2,923,000	Forest City Enterprises, Inc. (a)	5.00	10/15/16	4,168,929
3,080,000	Icahn Enterprises LP (e)(g)	4.00	08/15/13	2,914,450
1,304,000	KKR Financial Holdings, LLC (a)	7.50	01/15/17	1,802,780
1,024,000	Knight Capital Group, Inc. (a)(e)	3.50	03/15/15	977,920
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,541,094
2,619,000	MF Global Holdings, Ltd. (a)	9.00	06/20/38	3,149,347
1,561,000	MGIC Investment Corp. (a)	5.00	05/01/17	1,801,004
382,000	MGIC Investment Corp. (a)(e)	9.00	04/01/63	423,065
620,000	National Financial Partners Corp. (a)(e)	4.00	06/15/17	769,575
737,000	Radian Group, Inc. (a)	3.00	11/15/17	725,024
1,900,000	The NASDAQ OMX Group, Inc.	2.50	08/15/13	1,890,500
466,000	The PMI Group, Inc. (a)	4.50	04/15/20	386,780
755,000	Washington REIT, Series 1	3.88	09/15/26	777,650
				42,321,606

Healthcare - 3.6%
6,576,000	American Medical Systems Holdings, Inc. (a)	3.25	07/01/36	7,118,520
5,318,000	American Medical Systems Holdings, Inc. (a)	4.00	09/15/41	6,514,550
2,500,000	AMERIGROUP Corp. (a)	2.00	05/15/12	2,918,750
4,700,000	Charles River Laboratories International, Inc. (a)	2.25	06/15/13	4,723,500
8,930,000	Cubist Pharmaceuticals, Inc. (a)	2.25	06/15/13	9,052,787
1,980,000	Gilead Sciences, Inc. (a)(e)	1.63	05/01/16	2,069,100
3,100,000	Greatbatch, Inc. (a)	2.25	06/15/13	3,038,000
1,652,000	Hologic, Inc. (a)(h)	2.00	12/15/37	1,554,945
7,950,000	Insulet Corp. (a)	5.38	06/15/13	8,456,812
320,000	Isis Pharmaceuticals, Inc. (a)	2.63	02/15/27	314,000
9,971,000	Kinetic Concepts, Inc. (a)(e)	3.25	04/15/15	10,531,869
540,000	King Pharmaceuticals, Inc. (a)	1.25	04/01/26	539,325
4,728,000	LifePoint Hospitals, Inc. (a)	3.50	05/15/14	4,793,010
2,443,000	Molina Healthcare, Inc. (a)	3.75	10/01/14	2,452,161
6,500,000	Mylan, Inc. (a)	3.75	09/15/15	11,261,250
5,000,000	PSS World Medical, Inc. (a)(e)	3.13	08/01/14	6,175,000
3,235,000	SonoSite, Inc. (a)	3.75	07/15/14	3,566,588
3,844,000	Teleflex, Inc. (a)	3.88	08/01/17	4,055,420
3,052,000	Theravance, Inc. (a)	3.00	01/15/15	3,460,205
2,080,000	Vertex Pharmaceuticals, Inc. (a)	3.35	10/01/15	2,113,800
7,860,000	Viropharma, Inc. (a)	2.00	03/15/17	8,842,500
4,734,000	Volcano Corp. (a)	2.88	09/01/15	5,491,440
1,283,000	West Pharmaceutical Services, Inc. (a)	4.00	03/15/47	1,181,964
5,387,000	Wright Medical Group, Inc. (a)	2.63	12/01/14	5,097,449
				115,322,945

Industrial - 1.4%
5,950,000	AAR Corp. (a)	1.75	02/01/26	6,530,125
5,200,000	AirTran Holdings, Inc. (a)	5.25	11/01/16	7,455,500
1,244,000	AMR Corp. (a)	6.25	10/15/14	1,415,050
1,251,000	Cemex SAB de CV (a)(e)	4.88	03/15/15	1,372,973
5,567,000	Genco Shipping & Trading, Ltd. (a)	5.00	08/15/15	5,713,134
736,000	GenCorp, Inc. (a)	4.06	12/31/39	693,680
1,076,000	General Cable Corp. (a)(h)	4.50	11/15/29	1,284,475
3,995,000	Griffon Corp. (a)(e)	4.00	01/15/17	4,369,531
6,250,000	Kaman Corp. (a)(e)	3.25	11/15/17	6,554,687
1,485,000	PHH Corp. (a)	4.00	09/01/14	1,674,337
3,000,000	RTI International Metals, Inc. (a)	3.00	12/01/15	3,123,750
1,250,000	Tech Data Corp. (a)	2.75	12/15/26	1,307,813
1,964,000	Trinity Industries, Inc. (a)	3.88	06/01/36	1,873,165
				43,368,220

Information Technology - 4.6%
334,000	Advanced Micro Devices, Inc.	6.00	05/01/15	338,175
5,195,000	CACI International, Inc. (a)	2.13	05/01/14	5,954,769
625,000	CACI International, Inc. (a)(e)	2.13	05/01/14	716,406
1,500,000	Cadence Design Systems, Inc. (a)(e)	2.63	06/01/15	1,903,125
3,850,000	Ciena Corp. (a)	0.25	05/01/13	3,542,000
4,000,000	Ciena Corp. (a)(e)	4.00	03/15/15	5,030,000
2,342,000	Ciena Corp. (a)	0.88	06/15/17	1,932,150
3,373,000	Ciena Corp. (a)(e)	3.75	10/15/18	4,224,683
1,353,000	CSG Systems International, Inc. (a)(e)	3.00	03/01/17	1,383,443
6,000,000	Earthlink, Inc. (a)(h)	3.25	11/15/26	6,727,500
2,000,000	Finisar Corp. (a)	5.00	10/15/29	5,782,500
5,000,000	Finisar Corp. (a)(e)	5.00	10/15/29	14,456,250
3,657,000	Micron Technology, Inc. (a)	1.88	06/01/14	3,474,150
5,044,000	NetApp, Inc. (a)	1.75	06/01/13	9,016,150
7,800,000	ON Semiconductor Corp. (a)	1.88	12/15/25	11,534,250
3,040,000	ON Semiconductor Corp. (a)	2.63	12/15/26	3,575,800
3,000,000	Quantum Corp. (a)(e)	3.50	11/15/15	3,322,500
5,328,000	Radisys Corp. (a)	2.75	02/15/13	5,248,080
7,825,000	Rambus, Inc. (a)	5.00	06/15/14	10,221,406
171,000	RightNow Technologies, Inc. (a)(e)	2.50	11/15/30	170,786
5,727,000	Rovi Corp. (a)(e)	2.63	02/15/40	8,289,832
5,600,000	SanDisk Corp. (a)	1.00	05/15/13	5,418,000
1,657,000	SanDisk Corp. (a)	1.50	08/15/17	1,878,624
5,000,000	SYNNEX Corp. (a)(e)	4.00	05/15/18	6,168,750
7,200,000	Take-Two Interactive Software, Inc. (a)	4.38	06/01/14	9,738,000
4,600,000	Terremark Worldwide, Inc. (a)	6.63	06/15/13	5,692,500
1,908,000	THQ, Inc. (a)	5.00	08/15/14	1,996,245
3,000,000	Veeco Instruments, Inc. (a)	4.13	04/15/12	4,680,000
1,023,000	Verigy, Ltd. (a)	5.25	07/15/14	1,218,649
2,052,000	VeriSign, Inc. (a)	3.25	08/15/37	2,311,065
				145,945,788

Materials - 0.4%
700,000	Anglo American PLC (e)	4.00	05/07/14	1,363,425
5,000,000	Jaguar Mining, Inc. (a)(e)	4.50	11/01/14	4,587,500
2,825,000	Kaiser Aluminum Corp. (a)(e)	4.50	04/01/15	3,463,450
681,000	Northgate Minerals Corp. (a)	3.50	10/01/16	736,331
3,158,000	Sterlite Industries India, Ltd. (a)	4.00	10/30/14	3,300,110
				13,450,816

Telecommunication Services - 1.3%
10,000,000	Alaska Communications Systems Group, Inc. (a)	5.75	03/01/13	10,587,500
2,000,000	Clearwire Communications, LLC/Clearwire Finance, Inc. (a)(e)	8.25	12/01/40	2,040,000
4,000,000	Comtech Telecommunications Corp. (a)	3.00	05/01/29	4,180,000
3,500,000	Ixia (a)(e)	3.00	12/15/15	3,906,875
2,649,000	Level 3 Communications, Inc. (a)	6.50	10/01/16	2,870,854
450,000	SBA Communications Corp.	1.88	05/01/13	506,812
802,000	SBA Communications Corp. (a)	4.00	10/01/14	1,194,980
9,269,000	Virgin Media, Inc. (a)	6.50	11/15/16	15,386,540
				40,673,561
Total Corporate Convertible Bonds
(Cost $483,777,090)				590,260,503

Corporate Non-Convertible Bonds - 2.6%
Consumer Discretionary - 0.2%
1,416,000	Jarden Corp.	7.50	05/01/17	1,499,190
2,138,000	Saks, Inc.	9.88	10/01/11	2,250,245
430,000	Time Warner Cable, Inc.	8.25	04/01/19	534,969
2,028,000	WMG Holdings Corp. (h)	9.50	12/15/14	1,951,950
				6,236,354

Energy - 0.1%
770,000	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp.	12.13	08/01/17	977,900
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	523,793
582,000	Chesapeake Energy Corp.	7.25	12/15/18	605,280
337,000	The Williams Cos., Inc.	7.88	09/01/21	398,519
300,000	Valero Energy Corp.	9.38	03/15/19	372,942
550,000	Valero Energy Corp.	7.50	04/15/32	582,315
275,000	Valero Energy Corp.	10.50	03/15/39	366,049
				3,826,798

Financial - 1.6%
37,334	ADFITECH, Inc.	8.00	03/15/20	25,530
190,000	Ally Financial, Inc.	7.25	03/02/11	191,900
858,000	Ally Financial, Inc. (g)	2.50	12/01/14	799,201
615,000	BAC Capital Trust XV (a)(g)	1.10	06/01/56	384,611
20,000	Bank of America Corp., MTN, Series L (a)	5.65	05/01/18	20,466
890,000	BankAmerica Capital III (a)(g)	0.86	01/15/27	635,020
625,000	Cantor Fitzgerald LP (e)	6.38	06/26/15	632,543
420,000	Capital One Capital V (a)	10.25	08/15/39	452,025
195,000	Capital One Financial Corp., MTN	5.70	09/15/11	201,334
60,000	Centro NP, LLC REIT	5.13	09/15/12	52,950
975,000	Chase Capital II, Series B (g)	0.79	02/01/27	773,925
1,355,000	Chase Capital III, Series C (a)(g)	0.85	03/01/27	1,075,331
1,200,000	Citigroup Funding, Inc., MTN, Series 2 FDIC Guaranteed (g)	0.62	04/30/12	1,206,475
135,000	Citigroup, Inc.	6.50	08/19/13	148,328
400,000	Citigroup, Inc. (g)	0.57	11/05/14	380,652
150,000	Citigroup, Inc.	5.85	08/02/16	161,174
90,000	Citigroup, Inc. (a)	6.13	05/15/18	98,745
700,000	Citigroup, Inc. (g)	1.99	05/15/18	667,494
300,000	Citigroup, Inc.	8.50	05/22/19	373,014
3,050,000	Citigroup, Inc. (g)	0.84	08/25/36	1,958,692
94,000	Citigroup, Inc. (a)	6.88	03/05/38	104,607
340,000	Countrywide Financial Corp., MTN	5.80	06/07/12	357,836
70,000	Countrywide Home Loans, Inc., MTN, Series L	4.00	03/22/11	70,514
845,000	Credit Suisse Guernsey, Series 1 (a)(g)	0.98	05/29/49	626,356
100,000	Credit Suisse New York (a)	5.50	05/01/14	109,749
500,000	Credit Suisse New York	6.00	02/15/18	536,926
965,000	Discover Bank BKNT	8.70	11/18/19	1,137,730
925,000	Duke Realty LP REIT (a)	7.38	02/15/15	1,033,268
500,000	ERP Operating LP REIT (a)	5.20	04/01/13	538,223
100,000	Fairfax Financial Holdings, Ltd.	7.75	04/26/12	104,750
800,000	Farmers Exchange Capital (a)(e)	7.05	07/15/28	774,922
207,000	General Electric Capital Corp.	5.63	05/01/18	226,077
115,000	General Electric Capital Corp., MTN (g)	1.18	05/22/13	115,473
100,000	General Electric Capital Corp., MTN (a)(g)	0.49	05/11/16	94,188
1,880,000	General Electric Capital Corp., MTN (g)	0.77	08/15/36	1,429,663
400,000	General Electric Capital Corp., MTN, Series A (g)	0.56	09/15/14	388,555
675,000	General Electric Capital Corp., MTN, Series G	6.88	01/10/39	782,685
150,000	HBOS PLC, MTN, Series G (e)	6.75	05/21/18	140,650
232,000	HCP, Inc. REIT	5.63	05/01/17	237,802
1,000,000	HCP, Inc., MTN REIT	6.30	09/15/16	1,078,512
1,250,000	Health Care REIT, Inc.	4.70	09/15/17	1,247,153
125,000	Health Care REIT, Inc. (a)	4.95	01/15/21	120,678
750,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	809,848
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	541,098
1,475,000	International Lease Finance Corp. (e)	6.75	09/01/16	1,581,938
725,000	JP Morgan Chase Capital XIII, Series M (g)	1.25	09/30/34	576,197
450,000	JP Morgan Chase Capital XXIII (g)	1.29	05/15/47	349,925
1,950,000	JPMorgan Chase Capital XXI, Series U (a)(g)	1.24	02/02/37	1,523,792
680,000	LBG Capital No.1 PLC (f)(g)	8.00	06/15/49	578,000
3,535,000	MBNA Capital, Series B (a)(g)	1.09	02/01/27	2,473,026
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.68	05/02/17	85,600
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.95	05/18/17	86,000
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	9.57	06/06/17	88,000
200,000	Morgan Stanley (a)(g)	0.54	01/18/11	200,016
110,000	Morgan Stanley	5.05	01/21/11	110,269
155,000	Morgan Stanley	6.75	04/15/11	157,597
40,000	Morgan Stanley (a)	6.60	04/01/12	42,632
1,645,000	Morgan Stanley	6.00	05/13/14	1,778,743
90,000	Morgan Stanley	4.20	11/20/14	92,029
1,380,000	Morgan Stanley FDIC Guaranteed (g)	0.65	06/20/12	1,387,946
250,000	Morgan Stanley, MTN (a)(g)	0.74	10/18/16	231,220
115,000	Nationsbank Capital Trust III (a)(g)	0.84	01/15/27	78,261
2,400,000	Nationwide Mutual Insurance Co. (e)(g)	5.81	12/15/24	2,206,958
415,000	NB Capital Trust IV (a)	8.25	04/15/27	423,300
2,282,000	Nuveen Investments, Inc.	5.50	09/15/15	1,968,225
770,000	Raymond James Financial, Inc.	8.60	08/15/19	913,986
100,000	Shurgard Storage Centers, LLC REIT	7.75	02/22/11	101,048
49,000	Shurgard Storage Centers, LLC REIT	5.88	03/15/13	52,738
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	274,927
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	89,006
200,000	The Goldman Sachs Group, Inc. (g)	0.47	02/06/12	199,801
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	276,267
405,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	446,640
555,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	648,133
1,500,000	The Goldman Sachs Group, Inc.	6.00	06/15/20	1,623,941
1,935,000	The Goldman Sachs Group, Inc. FDIC Guaranteed (g)	1.06	12/05/11	1,950,594
100,000	The Goldman Sachs Group, Inc., MTN, Series B (g)	0.69	07/22/15	95,920
1,430,000	The Royal Bank of Scotland PLC (a)	3.95	09/21/15	1,407,230
477,000	Thornburg Mortgage, Inc. (i)	8.00	05/15/13	24,446
1,100,000	Wachovia Corp. (g)	0.63	10/28/15	1,041,676
1,155,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	7.50	06/02/14	1,311,877
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (a)(e)	6.75	09/02/19	16,738
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	174,614
800,000	ZFS Finance USA Trust IV (e)(g)	5.88	05/09/32	783,704
				50,299,633

Healthcare - 0.1%
700,000	Boston Scientific Corp.	5.45	06/15/14	743,504
1,270,000	CHS/Community Health Systems, Inc.	8.88	07/15/15	1,336,675
1,415,000	Universal Health Services, Inc.	6.75	11/15/11	1,468,235
				3,548,414

Industrial - 0.1%
1,055,000	AWAS Aviation Capital, Ltd. (a)(e)	7.00	10/15/16	1,051,044
650,000	Delta Air Lines Pass Through Trust, Series 2001-1 A-2 (a)	7.11	09/18/11	671,125
				1,722,169

Telecommunication Services - 0.1%
1,700,000	Qwest Communications International, Inc., Series B	7.50	02/15/14	1,729,750
665,000	Qwest Corp. (a)	7.88	09/01/11	686,613
				2,416,363

Utilities - 0.4%
1,460,000	Edison Mission Energy	7.00	05/15/17	1,164,350
2,535,000	KCP&L Greater Missouri Operations Co.	11.88	07/01/12	2,876,470
950,000	Mirant Americas Generation, LLC	9.13	05/01/31	940,500
845,000	NRG Energy, Inc.	7.25	02/01/14	864,013
500,000	NRG Energy, Inc.	7.38	02/01/16	513,750
145,000	Oncor Electric Delivery Co., LLC (e)	6.80	09/01/18	169,992
1,040,000	PNM Resources, Inc.	9.25	05/15/15	1,154,400
80,000	Public Service Co. of New Mexico	7.95	05/15/18	90,035
1,300,000	Puget Energy, Inc. (e)	6.50	12/15/20	1,280,819
1,385,000	Sabine Pass LNG LP (a)	7.25	11/30/13	1,353,837
600,000	Sabine Pass LNG LP (e)	7.50	11/30/16	565,500
2,410,000	Southern Union Co. (a)(g)	7.20	11/01/66	2,232,262
400,000	Texas-New Mexico Power Co. (e)	9.50	04/01/19	510,058
				13,715,986
Total Corporate Non-Convertible Bonds
(Cost $72,284,739)				81,765,717

Foreign Government Bonds - 0.0%
10,100,000	Argentina Government International Bond, Series GDP (g)	0.00	12/15/35	1,580,650
Total Foreign Government Bonds
(Cost $469,688)				1,580,650

Interest Only Bonds - 0.0%
34,575,244	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (g)	0.55	05/15/41	509,784
Total Interest Only Bonds
(Cost $274,954)				509,784

Municipal Bonds - 0.1%
California - 0.0%
105,000	State of California (a)	7.30	10/01/39	105,850

Illinois - 0.1%
1,285,000	State of Illinois	4.07	01/01/14	1,297,285
75,000	State of Illinois (a)	7.35	07/01/35	73,536
				1,370,821

Indiana - 0.0%
100,000	Indianapolis Local Public Improvement Bond Bank, Class F	5.00	01/01/15	105,196
Total Municipal Bonds
(Cost $1,568,974)				1,581,867

Syndicated Loans - 0.1%
1,480,934	Calpine - New Development Holdings, LLC	7.00	06/30/17	1,508,435
500,000	HCA, Inc.	1.55	11/18/12	494,643
1,384,268	HCA, Inc.	1.55	11/18/12	1,369,435
743,103	Tribune, Inc. (i)	6.50	05/24/14	519,429
Total Syndicated Loans
(Cost $3,918,760)				3,891,942

U.S. Government & Agency Obligations - 2.5%
Agency - 1.7%
370,000	Federal Farm Credit Bank (a)(g)	0.29	08/08/12	369,917
4,975,000	FHLB (g)	0.37	06/15/11	4,977,010
385,000	FHLB (a)	0.60	06/04/12	385,000
25,000,000	FHLMC	1.63	04/26/11	25,115,025
25,000,000	FNMA	1.88	04/20/12	25,456,000
				56,302,952

Discount Note - 0.0%
765,000	FHLB Discount Note (a)(j)	0.17	02/02/11	764,913

Interest Only Bonds - 0.2%
7,757,522	FNMA, Series 2005-92 US (g)	5.84	10/25/25	953,006
12,192,423	FNMA, Series 2006-125 SM (a)(g)	6.94	01/25/37	1,936,219
753,860	FNMA, Series 2006-27 SH (a)(g)	6.44	04/25/36	109,101
3,974,185	FNMA, Series 2007-68 SC (g)	6.44	07/25/37	572,620
6,243,871	GNMA, Series 2007-78 SG (g)	6.28	12/20/37	783,761
6,280,458	GNMA, Series 2008-51 GS (g)	5.97	06/16/38	839,796
5,338,044	GNMA, Series 2010-4 SL (g)	6.14	01/16/40	736,628
				5,931,131

Mortgage Securities - 0.4%
605,000	FGCI35 - FHLMC TBA	3.50	01/15/26	608,781
280,000	FGCI35 - FHLMC TBA	3.50	01/15/26	281,750
705,000	FHLMC Gold Pool #A95820 (a)	4.00	12/01/40	700,825
194,878	FHLMC Gold Pool #G01864 (a)	5.00	01/01/34	205,756
173,435	FHLMC Gold Pool #G03640 (a)	5.50	12/01/37	187,343
196,674	FHLMC Gold Pool #G05866 (a)	4.50	02/01/40	203,323
162,107	FHLMC Gold Pool #G13475 (a)	6.00	01/01/24	177,051
70,742	FHLMC Gold Pool #H03161 (a)	6.50	08/01/37	78,349
610,000	FHLMC Gold Pool #J13884	3.50	12/01/25	614,766
161,051	FHLMC Pool #1B3413 (g)	5.87	05/01/37	172,515
15,587	FHLMC Pool #1L0113 (g)	3.30	05/01/35	16,376
28,301	FHLMC, Series 2433, Class SA (a)(g)	20.25	02/15/32	38,279
205,000	FHLMC, Series 2929, Class PE (a)	5.00	05/15/33	219,328
1,147,615	FHLMC, Series 3442, Class MT (g)	0.26	07/15/34	1,045,622
620,000	FNCI35 - FNMA TBA	3.50	01/15/26	624,457
610,000	FNCI35 - FNMA TBA	3.50	01/15/26	614,385
222,545	FNMA Pool #254868 (a)	5.00	09/01/33	235,410
131,796	FNMA Pool #545639 (a)	6.50	04/01/32	148,417
19,199	FNMA Pool #555177 (g)	2.43	01/01/33	19,979
3,104	FNMA Pool #673743 (a)(g)	2.76	11/01/32	3,158
213,529	FNMA Pool #725027 (a)	5.00	11/01/33	225,872
301,962	FNMA Pool #734922	4.50	09/01/33	312,313
186,031	FNMA Pool #735646	4.50	07/01/20	196,902
76,672	FNMA Pool #735861 (a)	6.50	09/01/33	86,224
72,866	FNMA Pool #735881 (a)	6.00	11/01/34	80,281
114,679	FNMA Pool #764388 (a)(g)	5.03	03/01/34	122,125
176,541	FNMA Pool #776708 (a)	5.00	05/01/34	187,739
17,674	FNMA Pool #841741 (a)(g)	5.15	09/01/35	18,788
404,399	FNMA Pool #888219	5.50	03/01/37	433,689
208,273	FNMA Pool #888430	5.00	11/01/33	220,313
94,692	FNMA Pool #895606 (a)(g)	5.75	06/01/36	101,448
310,863	FNMA Pool #897164 (a)	6.50	08/01/36	349,685
393,566	FNMA Pool #962723 (a)	5.50	04/01/38	426,745
455,765	FNMA Pool #963997	5.50	06/01/38	494,188
269,986	FNMA Pool #974148	5.50	02/01/38	289,077
233,290	FNMA Pool #AB1613 (a)	4.00	10/01/40	232,674
168,685	FNMA Pool #AD0791 (a)	4.76	02/01/20	178,556
169,799	FNMA Pool #AE0600 (a)	3.97	11/01/20	171,161
169,822	FNMA Pool #AE0605 (a)	4.67	07/01/20	182,919
97,996	FNMA, Series 2001-52 YZ (a)	6.50	10/25/31	110,304
44,977	FNMA, Series 2001-81 QG (a)	6.50	01/25/32	51,509
225,000	FNMA, Series 2006-4 WE (a)	4.50	02/25/36	228,737
265,000	G2SF4 - GNMA TBA	4.00	01/15/41	266,617
775,000	G2SF4 - GNMA TBA	4.00	01/15/41	779,728
10,458	GNMA II Pool #080610 (a)(g)	3.38	06/20/32	10,789
26,119	GNMA II Pool #081136 (a)(g)	3.25	11/20/34	26,922
34,567	GNMA II Pool #081432 (a)(g)	2.63	08/20/35	35,406
31,325	GNMA II Pool #81435 (a)(g)	2.63	08/20/35	32,086
190,000	GNSF4 - GNMA TBA	4.00	01/15/41	191,336
210,000	GNSF4 - GNMA TBA	4.00	01/15/41	211,477
				12,451,480

U.S. Treasury Securities - 0.2%
120,000	U.S. Treasury Bill (k)	0.18	02/10/11	119,987
455,000	U.S. Treasury Bond (a)	8.00	11/15/21	643,612
490,000	U.S. Treasury Bond (a)	4.38	05/15/40	492,448
140,000	U.S. Treasury Inflation Indexed Bond (a)	3.50	01/15/11	176,219
280,000	U.S. Treasury Inflation Indexed Bond (a)	2.00	01/15/16	336,360
695,000	U.S. Treasury Inflation Indexed Bond (a)	2.38	01/15/25	899,390
250,000	U.S. Treasury Inflation Indexed Bonds (a)	3.38	01/15/12	322,102
615,000	U.S. Treasury Note (a)	1.00	08/31/11	618,196
235,000	U.S. Treasury Note (a)	3.13	04/30/17	243,537
1,510,000	U.S. Treasury Note (a)	3.38	11/15/19	1,541,734
535,000	U.S. Treasury Note (a)	3.63	02/15/20	555,313
				5,948,898
Total U.S. Government & Agency Obligations
(Cost $77,866,530)				81,399,374
Total Fixed Income Securities
(Cost $839,568,994)				982,334,475

Shares	Security Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (b)(l) (Cost $51,260)			24,375

Warrants - 0.0%
49,188	Ford Motor Co. (a)(b) (Cost $414,753)			400,882

Investment Companies - 11.5%
23,000	American Select Portfolio			240,580
50,529	BlackRock Credit Allocation Income Trust I, Inc.			462,340
61,990	BlackRock Floating Rate Income Fund			1,027,794
69,698	Eaton Vance Limited Duration Income Fund			1,118,653
185,165	Energy Select Sector SPDR Fund			12,637,511
125,350	Invesco Van Kampen Senior Income Trust			587,892
21,000	iShares Barclays TIPS Bond Fund			2,257,920
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,218,915
89,360	iShares MSCI Brazil Index Fund			6,916,464
409,255	iShares MSCI Canada Index Fund			12,686,905
518,790	iShares MSCI EAFE Index Fund			30,209,142
749,845	iShares MSCI Emerging Markets Index Fund (d)			35,707,619
353,540	iShares MSCI Hong Kong Index Fund			6,685,441
108,440	iShares MSCI Mexico Investable Market Index Fund			6,714,605
143,690	iShares MSCI Pacific ex-Japan Index Fund			6,750,556
113,390	iShares MSCI South Korea Index Fund			6,938,334
442,630	iShares MSCI Taiwan Index Fund			6,913,881
713,545	iShares Russell 2000 Index Fund			55,820,625
126,000	Oil Services Holders Trust (b)			17,706,780
61,198	PCM Fund, Inc.			660,938
30,000	PIMCO Income Opportunity Fund			767,700
71,712	PIMCO Income Strategy Fund II			709,949
245,470	PowerShares DB Commodity Index Tracking Fund (b)			6,770,063
30,000	ProShares UltraShort 20+ Year Treasury (a)(b)			1,111,500
195,880	SPDR Barclays Capital High Yield Bond ETF			7,778,395
307,350	SPDR Gold Trust (b)			42,635,592
163,005	SPDR S&P 500 ETF Trust (c)(d)			20,502,769
18,500	Utilities Select Sector SPDR Fund			579,790
1,115,910	Vanguard Emerging Markets ETF			53,731,066
321,705	Vanguard REIT ETF			17,812,806
7,400	WisdomTree Japan SmallCap Dividend Fund			327,080
Total Investment Companies
(Cost $359,483,025)				365,989,605

Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 1.6%
Call Options Purchased - 1.3%
50	3M Co.	$40.00	01/11	232,250
1,600	Abbott Laboratories	40.00	01/12	1,352,000
135	Accenture PLC	30.00	01/12	252,450
150	Automatic Data Processing, Inc.	20.00	01/11	395,250
385	Bed Bath & Beyond, Inc.	25.00	01/12	949,025
275	Costco Wholesale Corp.	40.00	01/12	852,500
100	CVS Caremark Corp.	25.00	01/11	98,000
200	CVS Caremark Corp.	15.00	01/11	396,500
160	CVS Caremark Corp.	20.00	01/12	239,200
170	Johnson & Johnson	50.00	01/11	201,450
398	Johnson & Johnson	40.00	01/11	872,615
2,980	Johnson & Johnson	67.50	04/11	65,560
1,750	Johnson & Johnson	65.00	07/11	215,250
470	Johnson & Johnson	50.00	01/12	580,450
400	Johnson & Johnson	45.00	01/12	680,000
2,550	Lockheed Martin Corp.	80.00	03/11	25,500
470	Lowe's Cos., Inc.	12.50	01/11	601,600
550	Lowe's Cos., Inc.	10.00	01/11	836,000
1,550	Lowe's Cos., Inc.	15.00	01/12	1,568,600
4,960	Medtronic, Inc.	40.00	05/11	525,760
1,500	Merck & Co., Inc.	40.00	01/12	223,500
295	Quest Diagnostics, Inc.	45.00	01/11	265,500
830	State Street Corp.	50.00	01/12	390,100
650	The Bank of New York Mellon Corp.	35.00	01/11	1,950
5,996	The Bank of New York Mellon Corp.	30.00	03/11	917,388
540	The Bank of New York Mellon Corp.	20.00	01/12	576,450
450	The Boeing Co.	60.00	01/12	470,250
248	The Boeing Co.	40.00	01/12	629,920
650	The Coca-Cola Co.	30.00	01/11	2,289,625
100	The Coca-Cola Co.	25.00	01/11	411,500
105	The Coca-Cola Co.	40.00	01/12	270,638
720	The Coca-Cola Co.	35.00	01/12	2,208,600
447	The Procter & Gamble Co.	40.00	01/11	1,090,680
50	The Procter & Gamble Co.	35.00	01/11	147,000
340	The Procter & Gamble Co.	30.00	01/11	1,169,600
576	The Procter & Gamble Co.	40.00	01/12	1,460,160
327	The Walt Disney Co.	22.50	01/11	497,040
277	United Parcel Service, Inc., Class B	40.00	01/12	909,252
250	Walgreen Co.	22.50	01/11	415,000
1,230	Walgreen Co.	10.00	01/11	3,567,000
535	Walgreen Co.	25.00	01/12	740,975
900	Walgreen Co.	17.50	01/12	1,944,000
1,000	Wal-Mart Stores, Inc.	55.00	01/11	27,000
1,053	Wal-Mart Stores, Inc.	30.00	01/11	2,532,465
5,775	Wal-Mart Stores, Inc.	60.00	03/11	51,975
7,700	Wal-Mart Stores, Inc.	60.00	06/11	269,500
730	Wal-Mart Stores, Inc.	45.00	01/12	711,750
455	Wal-Mart Stores, Inc.	40.00	01/12	650,650
975	Wal-Mart Stores, Inc.	35.00	01/12	1,857,375
1,300	Wells Fargo & Co.	35.00	01/11	11,700
4,460	Wells Fargo & Co.	22.50	01/13	4,816,800
Total Call Options Purchased
(Premiums Paid $33,897,121)				42,465,303

Put Options Purchased - 0.3%
3,290	Boston Scientific Corp.	5.00	01/11	8,225
17,400	SPDR S&P 500 ETF Trust	90.00	03/11	208,800
20,920	SPDR S&P 500 ETF Trust	105.00	12/11	9,790,560
330	Whole Foods Market, Inc.	40.00	01/11	1,320
Total Put Options Purchased
(Premiums Paid $15,012,457)				10,008,905
Total Purchased Options
(Premiums Paid $48,909,578)				52,474,208
Total Long Positions - 80.4%
(Cost $2,213,894,240)*				$2,570,812,119
Total Short Positions – (33.7)%
(Cost $(935,166,470))*				(1,077,833,686)
Total Written Options – (0.6)%
(Premiums Received $(27,026,349))*				(19,977,846)
Other Assets & Liabilities, Net – 53.9%				1,724,695,013
Net Assets – 100.0%				$3,197,695,600

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2010 (Unaudited)

Shares	Security Description			Value
Short Positions - (33.7)%
Common Stock - (27.7)%
Consumer Discretionary - (5.3)%
(74,800)	99 Cents Only Stores			$(1,192,312)
(63,200)	ABM Industries, Inc.			(1,662,160)
(6,600)	Amazon.com, Inc.			(1,188,000)
(131,526)	ArvinMeritor, Inc.			(2,698,914)
(31,200)	Best Buy Co., Inc.			(1,069,848)
(54,100)	Brookdale Senior Living, Inc.			(1,158,281)
(353,153)	Callaway Golf Co.			(2,849,945)
(1,000)	Capella Education Co.			(66,580)
(53,800)	CarMax, Inc.			(1,715,144)
(65,000)	Carter's, Inc.			(1,918,150)
(34,786)	Chemed Corp.			(2,209,259)
(17,400)	Coach, Inc.			(962,394)
(105,500)	Coinstar, Inc.			(5,954,420)
(76,800)	Core-Mark Holding Co., Inc.			(2,733,312)
(24,800)	DeVry, Inc.			(1,189,904)
(58,100)	DISH Network Corp., Class A			(1,142,246)
(16,000)	Dollar General Corp.			(490,720)
(46,400)	DreamWorks Animation SKG, Inc., Class A			(1,367,408)
(29,927)	DSW, Inc., Class A			(1,170,146)
(40,200)	eBay, Inc.			(1,118,766)
(97,758)	Equinix, Inc.			(7,943,815)
(49,800)	Expedia, Inc.			(1,249,482)
(13,300)	Fastenal Co.			(796,803)
(65,332)	Ford Motor Co.			(1,096,924)
(132,544)	Gaylord Entertainment Co.			(4,763,631)
(55,680)	General Motors Co.			(2,052,365)
(78,200)	Genpact, Ltd.			(1,188,640)
(47,400)	Genuine Parts Co.			(2,433,516)
(8,000)	Grand Canyon Education, Inc.			(156,720)
(44,200)	Group 1 Automotive, Inc.			(1,845,792)
(36,000)	Guess?, Inc.			(1,703,520)
(70,700)	H&R Block, Inc.			(842,037)
(58,900)	Hanesbrands, Inc.			(1,496,060)
(634,056)	Hertz Global Holdings, Inc.			(9,187,471)
(31,400)	hhgregg, Inc.			(657,830)
(40,100)	Home Depot, Inc.			(1,405,906)
(31,661)	Home Inns & Hotels Management, Inc., ADR			(1,296,835)
(42,200)	Hospira, Inc.			(2,350,118)
(70,100)	International Game Technology			(1,240,069)
(358,392)	Jakks Pacific, Inc.			(6,529,902)
(52,800)	JC Penney Co., Inc.			(1,705,968)
(46,500)	K12, Inc.			(1,332,690)
(20,400)	Kohl's Corp.			(1,108,536)
(20,500)	Lamar Advertising Co., Class A			(816,720)
(29,600)	Landauer, Inc.			(1,775,112)
(32,000)	Las Vegas Sands Corp.			(1,470,400)
(179,114)	Lennar Corp., Class A			(3,358,387)
(34,992)	Live Nation Entertainment, Inc.			(399,609)
(68,800)	LKQ Corp.			(1,563,136)
(55,500)	Lumber Liquidators Holdings, Inc.			(1,382,505)
(23,000)	Marriott International, Inc., Class A			(955,420)
(74,500)	MDC Holdings, Inc.			(2,143,365)
(144,952)	MGM Resorts International			(2,152,537)
(115,100)	Mobile Mini, Inc.			(2,266,319)
(23,550)	Monro Muffler Brake, Inc.			(814,594)
(74,200)	Navistar International Corp.			(4,299,519)
(3,775)	NetFlix, Inc.			(663,267)
(1,705)	Newell Rubbermaid, Inc.			(30,997)
(22,700)	Nu Skin Enterprises, Inc., Class A			(686,902)
(100,400)	Orient-Express Hotels, Ltd., Class A			(1,304,196)
(1,943)	Priceline.com, Inc.			(776,326)
(70,300)	Rackspace Hosting, Inc.			(2,208,123)
(463,715)	Regis Corp.			(7,697,669)
(53,900)	Robert Half International, Inc.			(1,649,340)
(10,000)	Royal Caribbean Cruises, Ltd.			(470,000)
(106,200)	Skechers U.S.A., Inc., Class A			(2,124,000)
(454,776)	Sonic Automotive, Inc., Class A			(6,021,234)
(69,000)	Staples, Inc.			(1,571,130)
(4,800)	Strayer Education, Inc.			(730,656)
(36,900)	The McGraw-Hill Cos., Inc.			(1,343,529)
(94,200)	The Walt Disney Co.			(3,533,442)
(507,421)	Titan International, Inc.			(9,915,006)
(69,300)	Titan Machinery, Inc.			(1,337,490)
(66,900)	TiVo, Inc.			(577,347)
(96,000)	Total System Services, Inc.			(1,476,480)
(86,900)	TRW Automotive Holdings Corp.			(4,579,630)
(35,068)	United Continental Holdings, Inc.			(835,320)
(12,850)	Viacom, Inc., Class B			(508,989)
(29,400)	Watsco, Inc.			(1,854,552)
(48,200)	Weight Watchers International, Inc.			(1,807,018)
(52,596)	WESCO International, Inc.			(2,777,069)
(9,000)	Wynn Resorts, Ltd.			(934,560)
				(169,054,434)

Consumer Staples - (1.2)%
(67,600)	Avon Products, Inc.			(1,964,456)
(16,337)	Bunge, Ltd.			(1,070,400)
(1,289)	Central European Distribution Corp.			(29,518)
(3,460)	China Medical Technologies, Inc.			(38,890)
(67,301)	Chiquita Brands International, Inc.			(943,560)
(58,400)	Coca-Cola Enterprises, Inc.			(1,461,752)
(53,500)	ConAgra Foods, Inc.			(1,208,030)
(17,400)	Corrections Corp. of America			(436,044)
(90,610)	Dole Food Co., Inc.			(1,224,141)
(52,700)	Flowers Foods, Inc.			(1,418,157)
(39,600)	Green Mountain Coffee Roasters, Inc.			(1,301,256)
(14,380)	HeartWare International, Inc.			(1,259,257)
(73,000)	Iron Mountain, Inc.			(1,825,730)
(18,600)	Lorillard, Inc.			(1,526,316)
(52,500)	Masimo Corp.			(1,526,175)
(28,700)	Peet's Coffee & Tea, Inc.			(1,197,938)
(39,800)	Pharmasset, Inc.			(1,727,718)
(43,800)	ResMed, Inc.			(1,517,232)
(69,700)	Ritchie Bros. Auctioneers, Inc.			(1,606,585)
(25,155)	Smithfield Foods, Inc.			(518,948)
(78,800)	Sotheby's			(3,546,000)
(45,900)	The Estee Lauder Cos., Inc.			(3,704,130)
(46,500)	The Hain Celestial Group, Inc.			(1,258,290)
(42,200)	Tootsie Roll Industries, Inc.			(1,222,534)
(31,800)	Tupperware Brands Corp.			(1,515,906)
(23,000)	Whole Foods Market, Inc.			(1,163,570)
(165,200)	Winn-Dixie Stores, Inc.			(1,184,484)
				(37,397,017)

Energy - (1.9)%
(30,000)	Anadarko Petroleum Corp.			(2,284,800)
(79,100)	Cameron International Corp.			(4,012,743)
(27,161)	Chesapeake Energy Corp.			(703,742)
(15,500)	Cimarex Energy Co.			(1,372,215)
(39,200)	CONSOL Energy, Inc.			(1,910,608)
(357,152)	Covanta Holding Corp.			(6,139,443)
(40,300)	Dresser-Rand Group, Inc.			(1,716,377)
(22,700)	Energy Transfer Partners LP			(1,176,314)
(46,115)	Energy XXI Bermuda, Ltd.			(1,276,002)
(10,500)	EOG Resources, Inc.			(959,805)
(50,800)	EQT Corp.			(2,277,872)
(133,266)	Exterran Holdings, Inc.			(3,191,721)
(3,000)	First Solar, Inc.			(390,420)
(46,300)	Forest Oil Corp.			(1,758,011)
(66,141)	Goodrich Petroleum Corp.			(1,166,727)
(212,511)	International Coal Group, Inc.			(1,644,835)
(37,888)	James River Coal Co.			(959,703)
(223,884)	Newpark Resources, Inc.			(1,379,125)
(24,200)	Oneok, Inc.			(1,342,374)
(8,000)	Peabody Energy Corp.			(511,840)
(78,900)	Penn Virginia Corp.			(1,327,098)
(77,600)	Petrohawk Energy Corp.			(1,416,200)
(2,565)	Petroleum Development Corp.			(108,269)
(17,748)	Pioneer Natural Resources Co.			(1,540,881)
(59,200)	Pride International, Inc.			(1,953,600)
(71,600)	Range Resources Corp.			(3,220,568)
(33,200)	Rosetta Resources, Inc.			(1,249,648)
(159,303)	SandRidge Energy, Inc.			(1,166,098)
(15,500)	Schlumberger, Ltd.			(1,294,250)
(34,200)	Southwestern Energy Co.			(1,280,106)
(54,000)	Spectra Energy Corp.			(1,349,460)
(390,500)	TransAtlantic Petroleum, Ltd.			(1,300,365)
(61,300)	TransCanada Corp.			(2,331,852)
(25,900)	Transocean, Ltd.			(1,800,309)
(31,100)	Ultra Petroleum Corp.			(1,485,647)
(58,329)	Western Refining, Inc.			(617,121)
				(59,616,149)

Financial - (4.3)%
(20,800)	ACE, Ltd.			(1,294,800)
(22,545)	Affiliated Managers Group, Inc.			(2,236,915)
(37,249)	Alexandria Real Estate Equities, Inc. REIT			(2,728,862)
(57,500)	AMB Property Corp. REIT			(1,823,325)
(163,100)	American Equity Investment Life Holding Co.			(2,046,905)
(52,311)	Annaly Capital Management, Inc. REIT			(937,413)
(55,000)	Arthur J. Gallagher & Co.			(1,599,400)
(181,300)	Associated Banc-Corp.			(2,746,695)
(8,100)	AvalonBay Communities, Inc. REIT			(911,655)
(53,800)	Banco Santander SA, ADR			(572,970)
(129,100)	BancorpSouth, Inc.			(2,059,145)
(56,000)	Bank of America Corp.			(747,040)
(40,000)	Barclays PLC, ADR			(660,800)
(19,800)	BB&T Corp.			(520,542)
(96,000)	BioMed Realty Trust, Inc. REIT			(1,790,400)
(12,000)	Boston Properties, Inc. REIT			(1,033,200)
(17,500)	Capital One Financial Corp.			(744,800)
(672,023)	CBIZ, Inc.			(4,193,424)
(107,000)	Cincinnati Financial Corp.			(3,390,830)
(91,600)	Comerica, Inc.			(3,869,184)
(56,300)	CommonWealth REIT			(1,436,213)
(143,445)	Cousins Properties, Inc. REIT			(1,196,331)
(60,000)	CVB Financial Corp.			(520,200)
(12,000)	Deutsche Bank AG			(624,600)
(94,400)	Developers Diversified Realty Corp. REIT			(1,330,096)
(58,700)	Digital Realty Trust, Inc. REIT			(3,025,398)
(46,900)	Eaton Vance Corp.			(1,417,787)
(65,300)	Federated Investors, Inc., Class B			(1,708,901)
(175,637)	First Horizon National Corp.			(2,069,004)
(277,300)	First Industrial Realty Trust, Inc. REIT			(2,429,148)
(192,200)	First Midwest Bancorp, Inc.			(2,214,144)
(171,779)	Forest City Enterprises, Inc., Class A			(2,866,991)
(60,900)	Genworth Financial, Inc.			(800,226)
(59,700)	Glacier Bancorp, Inc.			(902,067)
(614,600)	Gleacher & Co., Inc.			(1,456,602)
(36,600)	Global Payments, Inc.			(1,691,286)
(12,000)	HCP, Inc. REIT			(441,480)
(10,600)	Health Care REIT, Inc.			(504,984)
(184,200)	Hilltop Holdings, Inc.			(1,827,264)
(109,300)	Horace Mann Educators Corp.			(1,971,772)
(45,600)	Iberiabank Corp.			(2,696,328)
(74,800)	Interactive Brokers Group, Inc.			(1,332,936)
(24,000)	International Bancshares Corp.			(480,720)
(233,800)	Investors Real Estate Trust REIT			(2,097,186)
(69,500)	Jefferies Group, Inc.			(1,850,785)
(77,959)	KeyCorp			(689,937)
(78,400)	Kilroy Realty Corp. REIT			(2,859,248)
(46,100)	Kimco Realty Corp. REIT			(831,644)
(119,078)	KKR Financial Holdings, LLC			(1,107,425)
(29,182)	Knight Capital Group, Inc., Class A			(402,420)
(35,000)	Lazard, Ltd., Class A			(1,382,150)
(45,000)	Lender Processing Services, Inc.			(1,328,400)
(62,100)	Loews Corp.			(2,416,311)
(4,300)	Markel Corp.			(1,625,959)
(65,700)	MB Financial, Inc.			(1,137,924)
(219,500)	Medical Properties Trust, Inc., REIT			(2,377,185)
(137,867)	MF Global Holdings, Ltd.			(1,152,568)
(109,784)	MGIC Investment Corp.			(1,118,699)
(50,400)	Moody's Corp.			(1,337,616)
(75,200)	Morgan Stanley			(2,046,192)
(25,600)	Morningstar, Inc.			(1,358,848)
(36,116)	National Financial Partners Corp.			(483,954)
(86,800)	New York Community Bancorp, Inc.			(1,636,180)
(18,900)	Northern Trust Corp.			(1,047,249)
(141,400)	Old Republic International Corp.			(1,927,282)
(40,600)	PacWest Bancorp			(868,028)
(52,500)	Paychex, Inc.			(1,622,775)
(222,800)	People's United Financial, Inc.			(3,121,428)
(108,500)	Pinnacle Financial Partners, Inc.			(1,473,430)
(18,600)	Prudential Financial, Inc.			(1,092,006)
(42,058)	Radian Group, Inc.			(339,408)
(124,200)	Regions Financial Corp.			(869,400)
(401,700)	Sterling Bancshares, Inc.			(2,819,934)
(17,400)	Stifel Financial Corp.			(1,079,496)
(145,800)	Susquehanna Bancshares, Inc.			(1,411,344)
(235,500)	SWS Group, Inc.			(1,189,275)
(987,865)	Synovus Financial Corp.			(2,607,964)
(74,100)	TD Ameritrade Holding Corp.			(1,407,159)
(326,500)	TFS Financial Corp.			(2,945,030)
(39,800)	The Bank of New York Mellon Corp.			(1,201,960)
(78,600)	The Charles Schwab Corp.			(1,344,846)
(9,100)	The Goldman Sachs Group, Inc.			(1,530,256)
(39,457)	The PMI Group, Inc.			(130,208)
(59,200)	The St. Joe Co.			(1,293,520)
(98,100)	Umpqua Holdings Corp.			(1,194,858)
(86,800)	Valley National Bancorp			(1,241,240)
(23,900)	Wells Fargo & Co.			(740,661)
(8,357)	Wintrust Financial Corp.			(276,032)
(66,200)	Zions Bancorp.			(1,604,026)
				(136,472,229)

Healthcare - (3.2)%
(77,314)	Alere, Inc.			(2,829,692)
(76,900)	Allscripts Healthcare Solutions, Inc.			(1,481,863)
(378,215)	American Medical Systems Holdings, Inc.			(7,133,135)
(36,400)	AMERIGROUP Corp.			(1,598,688)
(30,600)	athenahealth, Inc.			(1,253,988)
(14,700)	Becton Dickinson and Co.			(1,242,444)
(52,200)	Bio-Reference Labs, Inc.			(1,157,796)
(14,300)	Cerner Corp.			(1,354,782)
(79,600)	Charles River Laboratories International, Inc.			(2,828,984)
(81,500)	Conceptus, Inc.			(1,124,700)
(45,600)	Covance, Inc.			(2,344,296)
(119,000)	Cubist Pharmaceuticals, Inc.			(2,546,600)
(50,200)	Edwards Lifesciences Corp.			(4,058,168)
(57,600)	Genoptix, Inc.			(1,095,552)
(31,500)	Gen-Probe, Inc.			(1,838,025)
(23,987)	Gilead Sciences, Inc.			(869,289)
(36,627)	Greatbatch, Inc.			(884,542)
(85,059)	Healthsouth Corp.			(1,761,572)
(16,882)	Hologic, Inc.			(317,719)
(84,100)	Human Genome Sciences, Inc.			(2,009,149)
(95,900)	Immunogen, Inc.			(888,034)
(152,300)	Insulet Corp.			(2,360,650)
(8,768)	Isis Pharmaceuticals, Inc.			(88,732)
(107,659)	Kinetic Concepts, Inc.			(4,508,759)
(2,700)	King Pharmaceuticals, Inc.			(37,935)
(41,112)	LifePoint Hospitals, Inc.			(1,510,866)
(146,200)	MAKO Surgical Corp.			(2,225,164)
(26,550)	Molina Healthcare, Inc.			(739,417)
(414,914)	Mylan, Inc.			(8,767,133)
(49,400)	Myriad Genetics, Inc.			(1,128,296)
(46,290)	Omnicare, Inc.			(1,175,303)
(45,700)	Patterson Cos., Inc.			(1,399,791)
(163,500)	PSS World Medical, Inc.			(3,695,100)
(94,400)	QIAGEN NV			(1,845,520)
(128,600)	SIGA Technologies, Inc.			(1,800,400)
(48,800)	SonoSite, Inc.			(1,542,080)
(27,100)	STERIS Corp.			(988,066)
(42,200)	Stryker Corp.			(2,266,140)
(41,001)	Teleflex, Inc.			(2,206,264)
(155,136)	Theravance, Inc.			(3,889,260)
(21,700)	Thoratec Corp.			(614,544)
(134,700)	VCA Antech, Inc.			(3,137,163)
(81,655)	Vertex Pharmaceuticals, Inc.			(2,860,375)
(304,200)	Viropharma, Inc.			(5,268,744)
(142,900)	Vivus, Inc.			(1,338,973)
(109,317)	Volcano Corp.			(2,985,447)
(46,794)	West Pharmaceutical Services, Inc.			(1,927,913)
(46,453)	Wright Medical Group, Inc.			(721,415)
				(101,648,468)

Industrial - (3.9)%
(90,800)	AAR Corp.			(2,494,276)
(72,400)	Aegean Marine Petroleum Network, Inc.			(755,132)
(672,406)	AirTran Holdings, Inc.			(4,969,080)
(37,500)	American Superconductor Corp.			(1,072,125)
(225,350)	AMR Corp.			(1,755,476)
(36,700)	Bristow Group, Inc.			(1,737,745)
(10,700)	Caterpillar, Inc.			(1,002,162)
(70,829)	Cemex SAB de CV, ADR			(758,579)
(22,400)	CH Robinson Worldwide, Inc.			(1,796,256)
(22,000)	Clean Harbors, Inc.			(1,849,760)
(36,600)	Con-way, Inc.			(1,338,462)
(13,200)	Cooper Industries PLC			(769,428)
(22,500)	Copa Holdings SA			(1,323,900)
(54,500)	Crown Holdings, Inc.			(1,819,210)
(19,200)	Danaher Corp.			(905,664)
(12,600)	Deere & Co.			(1,046,430)
(40,600)	Donaldson Co., Inc.			(2,366,168)
(47,000)	Eagle Materials, Inc.			(1,327,750)
(7,600)	Eaton Corp.			(771,476)
(38,600)	Emerson Electric Co.			(2,206,762)
(30,100)	Expeditors International of Washington, Inc.			(1,643,460)
(29,100)	Fluor Corp.			(1,928,166)
(52,100)	GATX Corp.			(1,838,088)
(202,622)	Genco Shipping & Trading, Ltd.			(2,917,757)
(49,076)	GenCorp, Inc.			(253,723)
(24,893)	General Cable Corp.			(873,495)
(152,100)	General Electric Co.			(2,781,909)
(250,300)	General Maritime Corp.			(813,475)
(19,700)	Goodrich Corp.			(1,734,979)
(9,300)	Greif, Inc., Class A			(575,670)
(205,400)	Griffon Corp.			(2,616,796)
(19,400)	HMS Holdings Corp.			(1,256,538)
(20,400)	Honeywell International, Inc.			(1,084,464)
(348,500)	Ingersoll-Rand PLC			(16,410,865)
(6,000)	Joy Global, Inc.			(520,500)
(115,466)	Kaman Corp.			(3,356,597)
(35,754)	Kansas City Southern			(1,711,186)
(31,300)	Lennox International, Inc.			(1,480,177)
(21,600)	Lincoln Electric Holdings, Inc.			(1,409,832)
(41,500)	Manpower, Inc.			(2,604,540)
(35,100)	Martin Marietta Materials, Inc.			(3,237,624)
(37,300)	Matthews International Corp., Class A			(1,304,754)
(58,500)	Mine Safety Appliances Co.			(1,821,105)
(39,700)	National Instruments Corp.			(1,494,308)
(24,500)	OSI Systems, Inc.			(890,820)
(56,800)	Overseas Shipholding Group, Inc.			(2,011,856)
(37,400)	Owens-Illinois, Inc.			(1,148,180)
(58,500)	Pall Corp.			(2,900,430)
(37,385)	PHH Corp.			(865,463)
(15,200)	Precision Castparts Corp.			(2,115,992)
(34,700)	Roper Industries, Inc.			(2,652,121)
(55,400)	RTI International Metals, Inc.			(1,494,692)
(110,500)	SAIC, Inc.			(1,752,530)
(18,000)	Stericycle, Inc.			(1,456,560)
(97,500)	SuccessFactors, Inc.			(2,823,600)
(6,415)	Tech Data Corp.			(282,388)
(17,200)	The Boeing Co.			(1,122,472)
(19,600)	Tidewater, Inc.			(1,055,264)
(24,300)	TransDigm Group, Inc.			(1,749,843)
(77,760)	Trinity Industries, Inc.			(2,069,194)
(89,900)	Universal Display Corp.			(2,755,435)
(78,200)	UTi Worldwide, Inc.			(1,657,840)
(27,400)	Valmont Industries, Inc.			(2,431,202)
(31,100)	Wabtec Corp.			(1,644,879)
(82,300)	Waste Management, Inc.			(3,034,401)
(18,000)	Woodward Governor Co.			(676,080)
				(126,327,091)

Information Technology - (4.8)%
(42,400)	Altera Corp.			(1,508,592)
(44,100)	Analog Devices, Inc.			(1,661,247)
(34,300)	ANSYS, Inc.			(1,786,001)
(6,400)	Apple, Inc.			(2,064,384)
(116,300)	Aspen Technology, Inc.			(1,477,591)
(84,700)	Automatic Data Processing, Inc.			(3,919,916)
(34,000)	Blackboard, Inc.			(1,404,200)
(43,300)	Broadcom Corp., Class A			(1,885,715)
(34,900)	Cabot Microelectronics Corp.			(1,446,605)
(52,400)	CACI International, Inc., Class A			(2,798,160)
(345,100)	Cadence Design Systems, Inc.			(2,850,526)
(38,300)	Cavium Networks, Inc.			(1,443,144)
(57,400)	Ceva, Inc.			(1,176,700)
(314,532)	Ciena Corp.			(6,620,899)
(67,000)	Cirrus Logic, Inc.			(1,070,660)
(19,400)	Citrix Systems, Inc.			(1,327,154)
(18,900)	Cognizant Technology Solutions Corp., Class A			(1,385,181)
(46,800)	CommVault Systems, Inc.			(1,339,416)
(26,700)	Computer Sciences Corp.			(1,324,320)
(30,200)	Concur Technologies, Inc.			(1,568,286)
(60,500)	Constant Contact, Inc.			(1,874,895)
(25,000)	Cree, Inc.			(1,647,250)
(38,711)	CSG Systems International, Inc.			(733,186)
(435,500)	Earthlink, Inc.			(3,745,300)
(62,100)	EMC Corp.			(1,422,090)
(603,300)	Finisar Corp.			(17,911,977)
(24,000)	Informatica Corp.			(1,056,720)
(52,700)	Linear Technology Corp.			(1,822,893)
(87,300)	Marvell Technology Group, Ltd.			(1,619,415)
(64,500)	Mellanox Technologies, Ltd.			(1,687,965)
(27,100)	Microchip Technology, Inc.			(927,091)
(115,637)	Micron Technology, Inc.			(927,409)
(16,000)	MSCI, Inc., Class A			(623,360)
(60,500)	National Semiconductor Corp.			(832,480)
(160,600)	NetApp, Inc.			(8,826,576)
(1,070,727)	ON Semiconductor Corp.			(10,578,783)
(51,400)	Pegasystems, Inc.			(1,882,782)
(70,800)	Pitney Bowes, Inc.			(1,711,944)
(13,000)	Quality Systems, Inc.			(907,660)
(479,600)	Quantum Corp.			(1,784,112)
(167,600)	Radisys Corp.			(1,491,640)
(318,200)	Rambus, Inc.			(6,516,736)
(2,565)	RightNow Technologies, Inc.			(60,713)
(91,018)	Rovi Corp.			(5,644,026)
(22,300)	Salesforce.com, Inc.			(2,943,600)
(38,438)	SanDisk Corp.			(1,916,519)
(39,300)	Sourcefire, Inc.			(1,019,049)
(89,300)	Symantec Corp.			(1,494,882)
(112,500)	SYNNEX Corp.			(3,510,000)
(487,800)	Take-Two Interactive Software, Inc.			(5,970,672)
(400,700)	Terremark Worldwide, Inc.			(5,189,065)
(425,517)	THQ, Inc.			(2,578,633)
(62,100)	Ultimate Software Group, Inc.			(3,019,923)
(44,800)	Varian Semiconductor Equipment Associates, Inc.			(1,656,256)
(116,800)	Veeco Instruments, Inc.			(5,017,728)
(36,385)	Verigy, Ltd.			(473,733)
(53,722)	VeriSign, Inc.			(1,755,098)
(11,200)	VMware, Inc., Class A			(995,792)
(50,300)	Western Digital Corp.			(1,705,170)
				(155,541,820)

Materials - (1.0)%
(40,400)	Avery Dennison Corp.			(1,710,536)
(76,400)	Balchem Corp.			(2,583,084)
(9,400)	BHP Billiton, Ltd., ADR			(873,448)
(27,000)	Ecolab, Inc.			(1,361,340)
(21,200)	FMC Corp.			(1,693,668)
(29,400)	International Flavors & Fragrances, Inc.			(1,634,346)
(57,000)	International Paper Co.			(1,552,680)
(186,073)	Jaguar Mining, Inc.			(1,326,700)
(41,020)	Kaiser Aluminum Corp.			(2,054,692)
(12,800)	NewMarket Corp.			(1,579,136)
(106,815)	Northgate Minerals Corp.			(341,808)
(85,600)	PH Glatfelter Co.			(1,050,312)
(47,700)	Plum Creek Timber Co., Inc. REIT			(1,786,365)
(31,200)	Rayonier, Inc. REIT			(1,638,624)
(11,300)	Rio Tinto PLC, ADR			(809,758)
(8,700)	Southern Copper Corp.			(424,038)
(19,300)	Stepan Co.			(1,472,011)
(74,827)	Sterlite Industries India, Ltd., ADR			(1,237,639)
(70,794)	Stillwater Mining Co.			(1,511,452)
(54,100)	The Dow Chemical Co.			(1,846,974)
(22,300)	The Mosaic Co.			(1,702,828)
(78,900)	Vulcan Materials Co.			(3,500,004)
				(33,691,443)

Telecommunication Services - (1.3)%
(248,785)	Alaska Communications Systems Group, Inc.			(2,761,513)
(13,200)	American Tower Corp., Class A			(681,648)
(12,850)	CBS Corp., Class B			(244,793)
(260,100)	Clearwire Corp., Class A			(1,339,515)
(61,100)	Comtech Telecommunications Corp.			(1,694,303)
(14,700)	Crown Castle International Corp.			(644,301)
(45,300)	DigitalGlobe, Inc.			(1,436,463)
(123,200)	Ixia			(2,067,296)
(69,900)	John Wiley & Sons, Inc., Class A			(3,162,276)
(50,100)	Juniper Networks, Inc.			(1,849,692)
(1,531,118)	Level 3 Communications, Inc.			(1,500,496)
(36,000)	NII Holdings, Inc.			(1,607,760)
(38,500)	Polycom, Inc.			(1,500,730)
(25,500)	QuinStreet, Inc.			(489,855)
(93,000)	SAVVIS, Inc.			(2,373,360)
(37,109)	SBA Communications Corp., Class A			(1,519,242)
(26,900)	Sina Corp.			(1,851,258)
(892,770)	Sirius XM Radio, Inc.			(1,464,143)
(27,200)	Thomson Reuters Corp.			(1,013,744)
(398,021)	Virgin Media, Inc.			(10,842,092)
(91,700)	World Wrestling Entertainment, Inc., Class A			(1,305,808)
				(41,350,288)

Utilities - (0.8)%
(62,200)	Aqua America, Inc.			(1,398,256)
(44,300)	Black Hills Corp.			(1,329,000)
(105,300)	CenterPoint Energy, Inc.			(1,655,316)
(54,900)	DPL, Inc.			(1,411,479)
(26,400)	DTE Energy Co.			(1,196,448)
(30,000)	EnerNOC, Inc.			(717,300)
(35,200)	Integrys Energy Group, Inc.			(1,707,552)
(119,500)	Otter Tail Corp.			(2,693,530)
(135,800)	Pepco Holdings, Inc.			(2,478,350)
(80,400)	Progress Energy, Inc.			(3,495,792)
(68,200)	Southern Co.			(2,607,286)
(109,800)	The Empire District Electric Co.			(2,437,560)
(60,300)	WGL Holdings, Inc.			(2,156,931)
				(25,284,800)
Total Common Stock
(Cost $(765,748,703))				(886,383,739)

Principal	Security Description	Rate	Maturity	Value
U.S. Treasury Securities - (0.7)%
$(5,000,000)	U.S. Treasury Bond	4.63%	02/15/40	(5,238,280)
(300,000)	U.S. Treasury Note	3.63	08/15/19	(313,453)
(16,250,000)	U.S. Treasury Note	3.63	02/15/20	(16,866,996)
Total U.S. Treasury Securities
(Cost $(21,495,491))				(22,418,729)

Shares	Security Description			Value
Investment Companies - (5.3)%
(14,000)	iShares Dow Jones U.S. Real Extate Index Fund			(783,440)
(61,800)	iShares MSCI Emerging Markets Index Fund			(2,942,916)
(375,520)	iShares Russell 2000 Index Fund			(29,376,930)
(21,000)	Materials Select Sector SPDR Fund			(808,500)
(303,915)	Powershares QQQ			(16,554,250)
(694,310)	SPDR S&P 500 ETF Trust			(87,330,312)
(21,000)	SPDR S&P Metals & Mining ETF			(1,444,380)
(175,780)	SPDR S&P MidCap 400 ETF Trust			(28,947,450)
(16,000)	SPDR S&P Oil & Gas Exploration & Production ETF			(843,040)
Total Investment Companies
(Cost $(147,922,276))				(169,031,218)
Total Short Positions - (33.7)%
(Cost $(935,166,470))				$(1,077,833,686)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2010 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.6)%
Call Options Written - (0.1)%
(500)	Bed Bath & Beyond, Inc.	$50.00	02/11	$(71,500)
(180)	FedEx Corp.	95.00	01/11	(20,700)
(255)	Humana, Inc.	55.00	01/12	(172,125)
(21)	Intuitive Surgical, Inc.	430.00	01/11	(368)
(900)	iShares MSCI Emerging Markets Index Fund	50.00	01/11	(12,600)
(497)	Royal Caribbean Cruises, Ltd.	45.00	06/11	(329,262)
(8,370)	SPDR S&P 500 ETF Trust	140.00	12/11	(2,812,320)
(650)	The Bank of New York Mellon Corp.	40.00	01/11	(975)
(160)	The Goldman Sachs Group, Inc.	190.00	01/12	(176,000)
(175)	United Parcel Service, Inc., Class B	75.00	07/11	(49,525)
(800)	Wells Fargo & Co.	40.00	01/12	(99,600)
Total Call Options Written
(Premiums Received $(3,396,230))				(3,744,975)

Put Options Written - (0.5)%
(115)	Abbott Laboratories	50.00	01/11	(28,175)
(265)	American Express Co.	39.00	04/11	(37,498)
(125)	American Express Co.	40.00	01/12	(55,000)
(170)	American International Group, Inc.	40.00	01/12	(64,600)
(25)	Apple, Inc.	320.00	01/12	(105,750)
(57)	Apple, Inc.	300.00	01/12	(186,960)
(25)	Apple, Inc.	280.00	01/12	(62,375)
(2,000)	Bank of America Corp.	10.00	01/12	(170,000)
(110)	Baxter International, Inc.	50.00	01/11	(7,260)
(500)	Bed Bath & Beyond, Inc.	35.00	02/11	(2,000)
(579)	Berkshire Hathaway, Inc., Class B	75.00	01/12	(330,030)
(100)	Best Buy Co., Inc.	35.00	01/11	(13,100)
(285)	Best Buy Co., Inc.	30.00	01/12	(76,095)
(140)	BP PLC, ADR	50.00	01/11	(85,120)
(275)	Cisco Systems, Inc.	22.50	01/11	(62,975)
(1,150)	Citigroup, Inc.	4.50	06/11	(37,950)
(1,150)	Citigroup, Inc.	5.00	01/12	(96,600)
(1,150)	Citigroup, Inc.	4.00	01/12	(47,150)
(250)	Comcast Corp.	17.50	01/11	(5,625)
(340)	Costco Wholesale Corp.	62.50	01/12	(103,700)
(245)	CVS Caremark Corp.	35.00	01/11	(19,355)
(450)	CVS Caremark Corp.	35.00	01/12	(182,250)
(100)	Exxon Mobil Corp.	65.00	01/11	(600)
(30)	First Solar, Inc.	95.00	03/11	(3,870)
(15)	Google, Inc.	480.00	01/11	(600)
(1,275)	Humana, Inc.	30.00	01/12	(79,687)
(35)	International Business Machines Corp.	130.00	01/11	(385)
(34)	International Business Machines Corp.	130.00	01/12	(26,044)
(135)	International Business Machines Corp.	120.00	01/12	(69,525)
(250)	Johnson & Johnson	70.00	01/12	(278,250)
(335)	Johnson & Johnson	62.50	01/12	(197,650)
(250)	Johnson & Johnson	60.00	01/12	(115,000)
(100)	JPMorgan Chase & Co.	45.00	01/11	(29,500)
(285)	JPMorgan Chase & Co.	35.00	01/12	(80,370)
(240)	Kohl's Corp.	43.00	01/11	(4,200)
(210)	Kohl's Corp.	50.00	04/11	(29,400)
(290)	Lockheed Martin Corp.	75.00	01/12	(324,800)
(400)	Lowe's Cos., Inc.	22.50	01/11	(3,200)
(170)	McDonald's Corp.	75.00	01/12	(103,275)
(430)	Medtronic, Inc.	45.00	01/12	(423,550)
(870)	Medtronic, Inc.	35.00	01/12	(306,675)
(170)	Merck & Co., Inc.	40.00	01/11	(67,150)
(725)	Merck & Co., Inc.	30.00	01/12	(131,225)
(1,450)	Merck & Co., Inc.	25.00	01/12	(117,450)
(100)	Microsoft Corp.	30.00	01/11	(22,400)
(180)	Microsoft Corp.	27.50	01/11	(7,020)
(71)	Mohawk Industries, Inc.	40.00	01/11	(568)
(175)	Mohawk Industries, Inc.	50.00	05/11	(44,188)
(250)	Monsanto Co.	55.00	01/11	(3,000)
(1,200)	Northern Trust Corp.	50.00	01/12	(480,000)
(215)	Patterson Cos., Inc.	24.00	04/11	(3,763)
(120)	PepsiCo, Inc.	65.00	01/11	(7,800)
(190)	PepsiCo, Inc.	62.50	01/11	(3,990)
(165)	Philip Morris International, Inc.	50.00	01/11	(990)
(560)	Royal Caribbean Cruises, Ltd.	25.00	01/11	(1,120)
(270)	Royal Caribbean Cruises, Ltd.	38.00	06/11	(62,910)
(2,475)	SPDR S&P 500 ETF Trust	105.00	03/11	(123,750)
(17,400)	SPDR S&P 500 ETF Trust	70.00	03/11	(26,100)
(5,230)	SPDR S&P 500 ETF Trust	124.00	12/11	(5,433,970)
(20,920)	SPDR S&P 500 ETF Trust	75.00	12/11	(2,248,900)
(2,860)	Sprint Nextel Corp.	4.00	01/12	(171,600)
(1,600)	State Street Corp.	30.00	01/12	(221,600)
(325)	The Bank of New York Mellon Corp.	30.00	01/11	(21,450)
(200)	The Bank of New York Mellon Corp.	30.00	01/12	(74,000)
(920)	The Bank of New York Mellon Corp.	25.00	01/12	(166,520)
(250)	The Boeing Co.	65.00	01/11	(30,750)
(100)	The Boeing Co.	70.00	05/11	(77,800)
(115)	The Coca-Cola Co.	60.00	05/11	(11,385)
(28)	The Goldman Sachs Group, Inc.	150.00	01/11	(1,176)
(160)	The Goldman Sachs Group, Inc.	145.00	01/12	(170,240)
(300)	The Proctor & Gamble Co.	60.00	04/11	(27,900)
(77)	The St. Joe Co.	30.00	01/11	(63,525)
(100)	The St. Joe Co.	25.00	01/11	(34,500)
(450)	The Walt Disney Co.	33.00	04/11	(26,550)
(300)	The Walt Disney Co.	35.00	01/12	(93,000)
(110)	Union Pacific Corp.	80.00	05/11	(23,485)
(180)	Walgreen Co.	35.00	01/11	(1,800)
(350)	Wal-Mart Stores, Inc.	65.00	01/12	(435,750)
(1,850)	Wal-Mart Stores, Inc.	55.00	01/12	(943,500)
(160)	Waste Management, Inc.	32.50	01/11	(480)
(1,875)	Wells Fargo & Co.	30.00	01/12	(759,375)
(800)	Wells Fargo & Co.	25.00	01/12	(172,000)
(115)	Whirlpool Corp.	80.00	06/11	(61,812)
(230)	Whole Foods Market, Inc.	30.00	01/11	(230)
Total Put Options Written
(Premiums Received $(23,630,119))				(16,232,871)
Total Written Options - (0.6)%
(Premiums Received $(27,026,349))				$(19,977,846)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

ADR	American Depository Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to put option written by the Fund.
(d)	Subject to call option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $197,594,178 or 6.2% of net assets.
(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $7,547,850 or 0.2% of net assets.
(g)	Variable rate security. Rate presented is as of December 31, 2010.
(h)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2010.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

A summary of outstanding credit default swap agreements held by the Fund at December 31, 2010, is as follows:

Counterparty	Reference Entity / Obligation	Buy/Sell Protection	Receive Rate	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays	Index ABS CDS	Sell	0.76%	01/25/38	$(2,364,190)	$291,846

The aggregate cash/securities held as collateral for the above Barclays counterparty was $1,242,693 as of December 31, 2010.
The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

At December 31, 2010, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
15	U.S. 10-year Note (CBT) Future	03/31/11	1,806,563	(56,643)
(2)	3-Month Euro$ Future	03/14/11	(498,175)	(10,927)
(2)	3-Month Euro$ Future	06/13/11	(497,800)	(12,403)
(2)	3-Month Euro$ Future	09/19/11	(497,225)	(13,478)
(2)	3-Month Euro$ Future	12/19/11	(496,350)	(14,202)
(2)	3-Month Euro$ Future	03/19/12	(495,250)	(14,253)
(2)	3-Month Euro$ Future	06/18/12	(493,900)	(13,952)
(3,900)	Russell 2000 Mini Future	03/18/11	(305,097,000)	(5,257,225)
(3,000)	S&P 500 Emini Future	03/18/11	(187,950,000)	(3,772,500)
(20)	U.S. 2-year Note (CBT) Future	03/31/11	(4,378,125)	9,627
(120)	U.S. 5-year Note (CBT) Future	03/31/11	(14,126,250)	225,006
(237)	U.S. 10-year Note (CBT) Future	03/31/11	(28,543,688)	793,918
(20)	U.S. Long Bond (CBT) Future	03/31/11	(2,442,500)	55,624
			$(543,709,700)	$(8,081,408)

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:
Gross Unrealized Appreciation	$406,060,599
Gross Unrealized Depreciation	(184,761,433)
Net Unrealized Appreciation	$221,299,166

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010.

	Level 1		Level 2	Level 3	Total
Assets
Investments At Value:
Common Stock
Consumer Discretionary	$240,286,048		$-	$-	$240,286,048
Consumer Staples	159,278,022		-	-	159,278,022
Energy	59,839,676		-	-	59,839,676
Financial	191,824,912		-	-	191,824,912
Healthcare	151,469,824		-	-	151,469,824
Industrial	85,619,335		-	-	85,619,335
Information Technology	130,317,349		-	-	130,317,349
Materials	14,560,568		-	-	14,560,568
Telecommunication Services	60,615,797		-	-	60,615,797
Utilities	29,199,410		-	-	29,199,410
Preferred Stock
Consumer Discretionary	9,325,692		-	-	9,325,692
Consumer Staples	2,161,059		-	-	2,161,059
Energy	5,555,664		-	-	5,555,664
Financial	12,630,744		-	2,220,952	14,851,696
Healthcare	9,877,734		-	-	9,877,734
Industrial	3,806,062		-	-	3,806,062
Utilities	999,726		-	-	999,726
Warrants	400,882		-	-	400,882
Asset Backed Obligations	-		217,059,579	4,285,059	221,344,638
Corporate Convertible Bonds	-		590,056,265	204,238	590,260,503
Corporate Non-Convertible Bonds	-		80,928,117	837,600	81,765,717
Foreign Government Bonds	-		1,580,650	-	1,580,650
Interest Only Bonds	-		509,784	-	509,784
Municipal Bonds	-		1,581,867	-	1,581,867
Syndicated Loans	-		3,891,942	-	3,891,942
U.S. Government & Agency Obligations	-		81,399,374	-	81,399,374
Rights	24,375		-	-	24,375
Investment Companies	365,989,605		-	-	365,989,605
Purchased Options	52,474,208		-	-	52,474,208
Total Investments at Value	1,586,256,692		977,007,578	7,547,849	2,570,812,119
Other Financial Instruments**
Credit Default Swaps	-		290,489	-	290,489
Futures	1,084,175		-	-	1,084,175
Total Assets	$1,587,340,868		$977,298,066	$7,547,849	$2,572,186,783

	Level 1		Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(886,383,739)	$		$-	$(886,383,739)
U.S. Government & Agency Obligations	-		(22,418,729)	-	(22,418,729)
Investment Companies	(169,031,218)		-	-	(169,031,218)
Total Securities Sold Short	(1,055,414,957)		(22,418,729)	-	(1,077,833,686)
Other Financial Instruments**:
Futures	(9,165,583)		-	-	(9,165,583)
Written Options	(19,977,846)		-	-	(19,977,846)
Total Other Financial Instruments	(29,143,429)		-	-	(29,143,429)
Total Liabilities	$(1,084,558,386)		$(22,418,729)	$-	$(1,106,977,115)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument, and written options, which are reported at their market value at period end date.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Preferred Stock

Balance as of 03/31/10	$-	$9,549,732	$27,814	$-
Accrued Accretion / (Amortization)	17,247	-	-	-
Realized Gain / (Loss)	-	-	-	-
Change in Unrealized Appreciation / (Depreciation)	206,537	33,238	-	-
Purchases	4,259,713	171,000	-	-
Sales	(198,438)	-	-	-
Transfers In / (Out)	-	(9,549,732)	809,786	2,220,952
Balance as of 12/31/10	$4,285,059	$204,238	$837,600	$2,220,952
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/10	$206,537	$33,238	$100,078	$92,594

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Shares	Security Description	Value

Long Positions - 101.3%
Common Stock - 100.8%
Australia - 3.5%
74,700	GrainCorp, Ltd.	$504,261
16,335	Rio Tinto, Ltd.	1,427,985
115,200	Santos, Ltd.	1,549,420
		3,481,666
Belgium - 1.7%
36,000	Compagnie Nationale a Portefeuille	1,760,709

Bermuda - 4.2%
38,100	Axis Capital Holdings, Ltd.	1,367,028
16,900	Enstar Group, Ltd. (a)	1,429,402
22,950	RenaissanceRe Holdings, Ltd.	1,461,685
		4,258,115
Brazil - 2.4%
164,045	BM&FBovespa SA	1,297,537
281,800	TIM Participacoes SA (a)	1,156,059
		2,453,596
Canada - 12.8%
36,300	Brookfield Asset Management, Inc., Class A	1,212,069
70,107	EnCana Corp.	2,041,516
2,735	Fairfax Financial Holdings, Ltd.	1,120,146
591,150	Huntingdon REIT (a)	4,167,717
1,036,000	Petroamerica Oil Corp. (a)	635,583
1,284,200	Petromanas Energy, Inc. (a)	510,167
47,906	Suncor Energy, Inc.	1,844,365
144,000	Viterra, Inc. (a)	1,343,981
		12,875,544
China - 3.1%
63,000	Byd Co., Ltd., Class H	331,097
374,000	China Oilfield Services, Ltd., Class H	810,282
442,000	Dongfeng Motor Group Co., Ltd.	761,990
752,000	Minth Group, Ltd.	1,234,500
		3,137,869
France - 0.8%
28,500	Vivendi SA	769,308

Germany - 3.8%
19,700	Fresenius Medical Care AG & Co. KGaA, ADR	1,136,493
26,700	Gerresheimer AG (a)	1,144,946
9,900	Muenchener Rueckversicherungs AG, Class R	1,500,078
		3,781,517
Hong Kong - 14.4%
666,000	Beijing Capital International Airport Co., Ltd., Class H (a)	355,586
124,300	Cheung Kong Holdings, Ltd.	1,917,400
358,000	Galaxy Entertainment Group, Ltd. (a)	405,311
133,000	Guoco Group, Ltd.	1,765,850
181,000	Hang Lung Properties, Ltd.	846,458
238,890	Henderson Land Development Co., Ltd.	1,628,907
29,200	Jardine Matheson Holdings, Ltd.	1,284,800
84,000	Kingboard Chemical Holdings, Ltd.	503,062
399,000	Shangri-La Asia, Ltd.	1,083,123
250,000	Television Broadcasts, Ltd.	1,350,865
1,653,000	Value Partners Group, Ltd. (a)	1,658,785
416,000	Wheelock & Co., Ltd.	1,683,203
		14,483,350
India - 1.0%
18,500	Financial Technologies India, Ltd.	369,772
187,200	MAX India, Ltd. (a)	617,930
		987,702
Indonesia - 0.3%
13,500,000	Panin Financial Tbk PT (a)	314,650

Japan - 12.3%
52,600	Bridgestone Corp.	1,016,497
324,000	Daiwa Securities Group, Inc. (a)	1,668,087
18,700	Fanuc, Ltd. (a)	2,872,140
36,000	Honda Motor Co., Ltd.	1,425,545
394	Japan Tobacco, Inc.	1,458,271
200	Osaka Securities Exchange Co., Ltd.	1,008,745
60,800	Toyota Industries Corp.	1,887,878
38,300	Universal Entertainment Corp. (a)	1,119,422
		12,456,585
Jordan - 1.0%
74,670	Arab Bank PLC	1,052,849

Luxembourg - 0.7%
5,000	Reinet Investments SCA (a)	86,860
24,600	SES SA, FDR	585,632
		672,492
Malaysia - 1.6%
442,000	Genting Bhd	1,602,581

Mexico - 3.6%
6,400	Coca-Cola Femsa S.A.B. de C.V., ADR	527,552
23,100	Fomento Economico Mexicano S.A.B. de C.V., ADR	1,291,752
68,600	Grupo Televisa SA, ADR (a)	1,778,798
		3,598,102
Netherlands - 1.5%
34,800	Heineken Holding NV	1,512,518

Philippines - 1.4%
2,900,000	Alliance Global Group, Inc.	827,437
6,100,000	Metro Pacific Investments Corp.	541,634
		1,369,071
Republic Of South Korea - 9.6%
12,020	Doosan Corp.	1,631,051
27,720	KT&G Corp. (a)	1,580,301
20,100	LG Corp. (a)	1,546,154
7,110	MegaStudy Co., Ltd. (a)	1,103,870
4,300	NHN Corp. (a)	860,076
912	Samsung Electronics Co., Ltd.	762,612
2,800	Shinsegae Co., Ltd. (a)	1,514,847
4,730	SK Telecom Co., Ltd.	723,108
		9,722,019
Singapore - 1.7%
270,000	Hyflux, Ltd.	488,097
560,000	SATS, Ltd.	1,256,711
		1,744,808
Sweden - 3.5%
70,200	Investor AB, Class A	1,450,834
179,600	Telefonaktiebolaget LM Ericsson, Class B	2,086,897
		3,537,731
Switzerland - 3.3%
24,100	ABB, Ltd. (a)	536,902
8,500	Compagnie Financiere Richemont SA, Class A	500,000
38,920	Nestle SA	2,279,005
		3,315,907
Taiwan - 7.0%
262,000	Chroma ATE, Inc.	782,680
49,250	HTC Corp.	1,520,244
1,097,700	Uni-President Enterprises Corp.	1,628,300
2,411,000	United Microelectronics Corp.	1,347,874
2,449,000	Yuanta Financial Holding Co., Ltd.	1,831,091
		7,110,189
United Kingdom - 0.5%
21,100	Anglo American PLC, ADR	550,921

United States - 5.1%
27,100	Molex, Inc., Class A	511,377
15,900	Nalco Holding Co.	507,846
16,700	Newmont Mining Corp.	1,025,881
55,900	Plains Exploration & Production Co. (a)	1,796,626
25,400	QUALCOMM, Inc.	1,257,046
		5,098,776

Total Common Stock (Cost $81,711,862)	101,648,575

Shares	Security Description	Value

Warrants - 0.5%
181,100	Bank of America Corp. (a) (Cost $487,049)	483,537

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.0%
Call Options Purchased - 0.0%
800,000	Canadian Currency	$1.18	07/11	2,617
700,000	Canadian Currency	1.15	07/11	3,255
350,000	Japanese Currency	95.00	10/11	2,221
350,000	Japanese Currency	90.00	10/11	4,466
350,000	Japanese Currency	98.00	11/11	1,648
350,000	Japanese Currency	92.00	11/11	3,646

Total Call Options Purchased (Premiums Paid $55,175)	17,853

Total Investments - 101.3% (Cost $82,254,086)*	$102,149,965

Other Assets & Liabilities, Net – (1.3)%	(1,269,617)
Net Assets – 100.0%	$100,880,348

ADR	American Depository Receipt
FDR	Fiduciary Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$21,153,175
Gross Unrealized Depreciation	(1,257,296)
Net Unrealized Appreciation	$19,895,879

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value:
Common Stock
Australia	$3,481,666	$-	$-	$3,481,666
Belgium	1,760,709	-	-	1,760,709
Bermuda	4,258,115	-	-	4,258,115
Brazil	2,453,596	-	-	2,453,596
Canada	12,875,544	-	-	12,875,544
China	3,137,869	-	-	3,137,869
France	769,308	-	-	769,308
Germany	3,781,517	-	-	3,781,517
Hong Kong	14,483,350	-	-	14,483,350
India	987,702	-	-	987,702
Indonesia	314,650	-	-	314,650
Japan	12,456,585	-	-	12,456,585
Jordan	1,052,849	-	-	1,052,849
Luxembourg	672,492	-	-	672,492
Malaysia	1,602,581	-	-	1,602,581
Mexico	3,598,102	-	-	3,598,102
Netherlands	1,512,518	-	-	1,512,518
Philippines	1,369,071	-	-	1,369,071
Republic of South Korea	9,722,019	-	-	9,722,019
Singapore	1,744,808	-	-	1,744,808
Sweden	3,537,731	-	-	3,537,731
Switzerland	3,315,907	-	-	3,315,907
Taiwan	7,110,189	-	-	7,110,189
United Kingdom	550,921	-	-	550,921
United States	5,098,776	-	-	5,098,776
Warrants	483,537	-	-	483,537
Call Options Purchased	17,853	-	-	17,853
Total Investments at Value	$102,149,965	$-	$-	$102,149,965

	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments**:
Forward Currency Contracts	-	(836,078)	-	(836,078)
Total Liabilities	$-	$(836,078)	$-	$(836,078)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

AFA
Shares	Security Description	Value

Common Stock - 87.9%
Consumer Discretionary - 1.9%
17,450	Lowe's Cos., Inc.	$437,646

Energy - 16.9%
13,190	Acergy SA ADR	321,045
13,978	ConocoPhillips	951,902
18,213	EnCana Corp.	530,363
26,900	Noble Corp.	962,213
9,930	Plains Exploration & Production Co. (a)	319,150
6,289	Schlumberger, Ltd.	525,131
12,790	The Williams Cos., Inc.	316,169
		3,925,973
Financials - 24.5%
16,600	Axis Capital Holdings, Ltd.	595,608
2,250	Berkshire Hathaway, Inc., Class B (a)	180,248
28,579	Brookfield Asset Management, Inc., Class A	951,395
15,632	Enstar Group, Ltd. (a)	1,322,155
13,300	Homefed Corp. (a)	289,940
32,213	Leucadia National Corp.	939,975
19,684	PICO Holdings, Inc. (a)	625,951
12,350	RenaissanceRe Holdings, Ltd.	786,571
		5,691,843
Healthcare - 17.9%
14,527	Abbott Laboratories	695,989
20,200	Baxter International, Inc.	1,022,524
16,836	Johnson & Johnson	1,041,307
1,819	Laboratory Corp. of America Holdings (a)	159,926
27,402	Merck & Co., Inc.	987,568
2,850	Metabolix, Inc. (a)	34,684
2,724	Waters Corp. (a)	211,682
		4,153,680
Industrials - 10.0%
12,629	Dover Corp.	738,165
13,306	Fluor Corp.	881,656
9,296	Roper Industries, Inc.	710,493
		2,330,314
Information Technology - 10.6%
3,990	International Business Machines Corp.	585,573
56,328	Molex, Inc., Class A	1,062,909
16,213	QUALCOMM, Inc.	802,381

		2,450,863
Materials - 3.7%
26,549	Nalco Holding Co.	847,975

Telecommunication Services - 1.2%
276,099	Level 3 Communications, Inc. (a)	270,577

Utilities - 1.2%
13,000	Brookfield Infrastructure Partners LP	273,650

Total Common Stock (Cost $14,617,581)	20,382,521

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 2.3%
Telecommunication Services - 2.3%
$540,000	Level 3 Financing, Inc. (Cost $524,258)	9.25%	11/01/14	538,650

Total Investments - 90.2% (Cost $15,141,839)*	$20,921,171

Other Assets & Liabilities, Net – 9.8%	2,282,981
Net Assets – 100.0%	$23,204,152

ADR	American Depository Receipt
LP	Limited Partnership
(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$6,098,323
Gross Unrealized Depreciation	(318,991)
Net Unrealized Appreciation	$5,779,332

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$437,646	$-	$-	$437,646
Energy	3,925,973	-	-	3,925,973
Financials	5,691,843	-	-	5,691,843
Healthcare	4,153,680	-	-	4,153,680
Industrials	2,330,314	-	-	2,330,314
Information Technology	2,450,863	-	-	2,450,863
Materials	847,975	-	-	847,975
Telecommunication Services	270,577	-	-	270,577
Utilities	273,650	-	-	273,650
Corporate Non-Convertible Bond	-	538,650	-	538,650
TOTAL	$20,382,521	$538,650	$-	$20,921,171

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Uunaudited)

Principal	Security Description	Rate	Maturity	Value in USD

U.S. Treasury Bills (a)(b) - 96.0%

$3,500,000	U.S. Treasury Bill	0.20%	01/20/11	$ 3,499,784
3,500,000	U.S. Treasury Bill	0.20	01/27/11	3,499,665
5,000,000	U.S. Treasury Bill	0.20	03/24/11	4,998,835
5,000,000	U.S. Treasury Bill	0.17	04/28/11	4,997,970
3,000,000	U.S. Treasury Bill	0.14-0.20	05/26/11	2,998,332
2,000,000	U.S. Treasury Bill	0.19	06/16/11	1,998,524

Total U.S. Treasury Bills (Cost $21,990,264)				21,993,110

Total Investments - 96.0% Cost ($21,990,264)*				$ 21,993,110

Net Unrealized Gain on Forward Currency Contracts - 2.5%				582,076

Other Assets and Liabilities, Net - 1.5%				347,166
NET ASSETS - 100.0%				$ 22,922,352

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are being held as collateral for forward currency contracts.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$ 2,846
	Gross Unrealized Depreciation	-
	Net Unrealized Appreciation	$ 2,846

As of December 31, 2010, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
(1,000,000) Australian Dollar	$ (981,090)	01/21/11	$ -	$ (38,791)
(80,000) Australian Dollar	(79,204)	01/21/11	-	(2,387)
(70,000) Australian Dollar	(70,710)	01/21/11	-	(682)
90,000 Australian Dollar	90,036	01/21/11	1,753	-
150,000 Australian Dollar	149,391	01/21/11	3,592	-
300,000 Australian Dollar	292,080	01/21/11	13,885	-
400,000 Australian Dollar	393,532	01/21/11	14,420	-
2,220,000 Australian Dollar	2,179,296	01/21/11	84,839	-
4,100,000 Australian Dollar	3,932,019	01/21/11	249,493	-
(1,700,000) Canadian Dollar	(1,667,028)	01/21/11	-	(42,020)
(550,000) Canadian Dollar	(546,144)	01/21/11	-	(6,783)
50,000 Canadian Dollar	49,480	01/21/11	786	-
60,000 Canadian Dollar	59,494	01/21/11	825	-
2,715,000 Canadian Dollar	2,687,582	01/21/11	41,869	-
(2,500,000) Euro	(3,302,380)	01/21/11	-	(38,263)
(100,000) Euro	(132,411)	01/21/11	-	(1,214)
(50,000) Euro	(66,631)	01/21/11	-	(181)
(40,000) Euro	(53,579)	01/21/11	128	-
40,000 Euro	52,620	01/21/11	830	-
300,000 Euro	393,762	01/21/11	7,115	-
3,900,000 Euro	5,151,003	01/21/11	60,401	-
(166,000,000) Japanese Yen	(1,974,670)	01/21/11	-	(70,424)
(17,000,000) Japanese Yen	(201,618)	01/21/11	-	(7,820)
(4,000,000) Japanese Yen	(49,311)	01/21/11	32	-
4,500,000 Japanese Yen	53,885	01/21/11	1,555	-
5,000,000 Japanese Yen	60,336	01/21/11	1,264	-
11,500,000 Japanese Yen	138,534	01/21/11	3,144	-
12,000,000 Japanese Yen	142,684	01/21/11	5,154	-
90,000,000 Japanese Yen	1,069,514	01/21/11	39,272	-
339,000,000 Japanese Yen	4,044,193	01/21/11	132,234	-
(3,500,000) New Zealand Dollar	(2,604,077)	01/21/11	-	(118,247)
(2,830,000) New Zealand Dollar	(2,114,426)	01/21/11	-	(86,767)
(300,000) New Zealand Dollar	(223,764)	01/21/11	-	(9,578)
(170,000) New Zealand Dollar	(129,096)	01/21/11	-	(3,131)
(100,000) New Zealand Dollar	(74,680)	01/21/11	-	(3,101)
(100,000) New Zealand Dollar	(74,143)	01/21/11	-	(3,638)
60,000 New Zealand Dollar	46,012	01/21/11	656	-
70,000 New Zealand Dollar	51,980	01/21/11	2,466	-
600,000 New Zealand Dollar	441,252	01/21/11	25,432	-
3,300,000 Norwegian Krone	552,024	01/21/11	12,926	-
(3,200,000) Pounds Sterling	(4,989,536)	01/21/11	1,268	-
(500,000) Pounds Sterling	(780,274)	01/21/11	857	-
(40,000) Pounds Sterling	(61,568)	01/21/11	-	(785)
(40,000) Pounds Sterling	(61,552)	01/21/11	-	(802)
950,000 Pounds Sterling	1,499,453	01/21/11	-	(18,561)
(400,000) Swedish Krona	(59,109)	01/21/11	-	(322)
(350,000) Swedish Krona	(51,350)	01/21/11	-	(652)
1,200,000 Swedish Krona	171,744	01/21/11	6,550	-
1,400,000 Swedish Krona	204,544	01/21/11	3,466	-
1,600,000 Swedish Krona	231,865	01/21/11	5,860	-
2,500,000 Swedish Krona	364,538	01/21/11	6,908	-
4,500,000 Swedish Krona	658,395	01/21/11	10,207	-
34,300,000 Swedish Krona	4,965,512	01/21/11	130,724	-
(1,200,000) Swiss Franc	(1,197,058)	01/21/11	-	(86,740)
(600,000) Swiss Franc	(619,694)	01/21/11	-	(22,205)
(50,000) Swiss Franc	(53,320)	01/21/11	-	(172)
(50,000) Swiss Franc	(52,165)	01/21/11	-	(1,326)
100,000 Swiss Franc	103,983	01/21/11	3,001	-
170,000 Swiss Franc	172,246	01/21/11	9,626	-
180,000 Swiss Franc	183,176	01/21/11	9,393	-
400,000 Swiss Franc	398,900	01/21/11	29,032	-
4,300,000 Swiss Franc	4,374,569	01/21/11	225,705	-

Unrealized gain (loss) on forward currency contracts			$ 1,146,668	$ (564,592)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	21,993,110	582,076
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 21,993,110	$ 582,076

** Other Financial Instruments include forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD

U.S. Treasury Bills (a)(b) - 96.4%

$ 8,000,000	U.S. Treasury Bill	0.20%	01/13/11	$ 7,999,748
10,700,000	U.S. Treasury Bill	0.20	01/27/11	10,698,976
12,000,000	U.S. Treasury Bill	0.19	02/24/11	11,998,226
8,000,000	U.S. Treasury Bill	0.20	03/24/11	7,998,136
19,000,000	U.S. Treasury Bill	0.17	04/28/11	18,992,286
12,000,000	U.S. Treasury Bill	0.18	05/19/11	11,993,652
16,000,000	U.S. Treasury Bill	0.19	06/16/11	15,988,192

Total U.S. Treasury Bills (Cost $85,658,242)				85,669,216

Total Investments - 96.4% Cost ($85,658,242)*				$ 85,669,216

Net Unrealized Gain on Forward Currency Contracts - 0.7%				$ 606,978

Other Assets and Liabilities, Net - 2.9%				2,565,673
NET ASSETS - 100.0%				$ 88,841,867

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are being held as collateral for forward currency contracts.

	* Cost for Federal income tax purposes is substantially the same as for financial statement purposes
	and net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$10,974
	Gross Unrealized Depreciation		-
	Net Unrealized Appreciation		$10,974

	As of December 31, 2010, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

	Contracts to Purchase (Sell)	Contract Value	Settlement Date	Unrealized Gain	Unrealized Loss
	12,000,000 Chinese Renminbi	$ 1,822,600	01/21/11	$ -	$ (2,350)
	35,000,000 Chinese Renminbi	5,328,867	01/21/11	-	(19,803)
	71,000,000 Chinese Renminbi	10,811,469	01/21/11	-	(41,654)
	10,500,000 Hong Kong Dollar	1,353,761	01/21/11	-	(2,617)
	41,000,000 Indian Rupee	913,344	01/21/11	41	-
	45,000,000 Indian Rupee	1,005,137	01/21/11	-	(2,641)
	110,000,000 Japanese Yen	1,346,068	01/21/11	9,115	-
	2,000,000 Malaysian Ringgit	647,668	01/21/11	-	(69)
	34,000,000 New Taiwan Dollar	1,120,633	01/21/11	46,245	-
	48,000,000 New Taiwan Dollar	1,581,549	01/21/11	65,808	-
	126,000,000 New Taiwan Dollar	4,150,881	01/21/11	173,429	-
	1,000,000 Singapore Dollar	767,872	01/21/11	11,364	-
	1,300,000 Singapore Dollar	1,009,943	01/21/11	3,064	-
	2,500,000 Singapore Dollar	1,918,726	01/21/11	29,365	-
	(700,000,000) South Korean Won	(619,804)	01/21/11	3,787	-
	1,300,000,000 South Korean Won	1,162,791	01/21/11	-	(18,761)
	25,300,000 Chinese Renminbi	3,851,423	02/18/11	-	(13,321)
	27,700,000 Chinese Renminbi	4,203,338	02/18/11	-	(1,148)
	(4,300,000) Hong Kong Dollar	(554,049)	02/18/11	602	-
	45,000,000 Indian Rupee	997,562	02/18/11	-	(93)
	134,000,000 Indian Rupee	2,985,740	02/18/11	-	(15,500)
	10,000,000 Malaysian Ringgit	3,229,974	02/18/11	2,543	-
	38,000,000 New Taiwan Dollar	1,272,179	02/18/11	32,695	-
	1,200,000 Singapore Dollar	932,148	02/18/11	2,949	-
	1,900,000 Singapore Dollar	1,477,576	02/18/11	2,994	-
	(450,000,000) South Korean Won	(387,263)	02/18/11	-	(8,213)
	2,400,000,000 South Korean Won	2,159,050	02/18/11	-	(49,841)
	4,200,000 Chinese Renminbi	634,441	03/18/11	2,793	-
	6,500,000 Chinese Renminbi	983,656	03/18/11	2,540	-
	8,500,000 Chinese Renminbi	1,289,343	03/18/11	298	-
	16,000,000 Chinese Renminbi	2,419,111	03/18/11	8,448	-
	46,000,000 Chinese Renminbi	6,950,740	03/18/11	28,491	-
	(3,500,000) Hong Kong Dollar	(450,051)	03/18/11	-	(547)
	6,600,000 Hong Kong Dollar	849,552	03/18/11	147	-
	22,000,000 Indian Rupee	483,623	03/18/11	1,358	-
	115,000,000 Indian Rupee	2,508,179	03/18/11	26,974	-
	123,000,000 Indian Rupee	2,688,525	03/18/11	22,987	-
	6,300,000 Malaysian Ringgit	1,998,921	03/18/11	34,107	-
	15,000,000 New Taiwan Dollar	502,176	03/18/11	13,328
	48,000,000 New Taiwan Dollar	1,602,671	03/18/11	46,942	-
	66,800,000 New Taiwan Dollar	2,235,609	03/18/11	60,103	-
	650,000 Singapore Dollar	496,411	03/18/11	10,102	-
	2,000,000 Singapore Dollar	1,528,036	03/18/11	30,465	-
	2,300,000 Singapore Dollar	1,753,450	03/18/11	38,827	-
	3,900,000 Singapore Dollar	2,972,561	03/18/11	66,516	-
	2,200,000,000 South Korean Won	1,925,602	03/18/11	5,109	-

	Unrealized gain (loss) on forward currency contracts			$ 783,536	$ (176,558)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	85,669,216	606,978
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 85,669,216	$ 606,978

** Other Financial Instruments include forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 48.0%

Non-U.S. Government - Australia - 4.2%
$ 17,000,000	Australian Government Bond, Series 117	AUD	5.75%	06/15/11	$ 17,466,788

Non-U.S. Government - Finland - 4.4%
13,500,000	Finland Government Bond	EUR	5.75	02/23/11	18,169,852

Municipal County - Germany - 1.7%
5,270,000	Freistaat Bayern, Series 100	EUR	3.88	01/14/11	7,051,059

Non-U.S. Government - New Zealand - 2.7%
14,000,000	New Zealand Government Bond, Series 1111	NZD	6.00	11/15/11	11,153,939

Non-U.S. Government - Sweden - 6.1%
167,000,000	Swedish Government Bond, Series 1045	SEK	5.25	03/15/11	25,026,473

Non-U.S. Government - Switzerland - 4.7%
18,000,000	Switzerland Government Bond	CHF	4.00	06/10/11	19,564,652

Regional Agency - Australia - 10.0%
20,000,000	Queensland Treasury Corp., Series 11	AUD	6.00	06/14/11	20,552,599
20,000,000	Western Australian Treasury Corp., Series 11	AUD	7.00	04/15/11	20,571,868
					41,124,467

Regional Authority - Canada - 14.2%
11,000,000	Alberta Capital Finance Authority MTN (a)	CAD	1.36	02/05/13	11,073,237
7,000,000	Alberta Capital Finance Authority (a)	CAD	1.67	07/02/14	7,096,027
10,000,000	Alberta Treasury Branch	CAD	4.10	06/01/11	10,177,009
15,000,000	Province of Manitoba MTN (a)	CAD	1.70	09/04/12	15,183,446
15,000,000	Province of Ontario MTN (a)	CAD	1.89	07/15/11	15,100,171
					58,629,890

Total Foreign Bonds (Cost $181,198,104)					198,187,120

Foreign Treasury Securities - 36.7%

Non-U.S. Government - Belgium - 4.5%
14,000,000	Belgium Treasury Bill (b)	EUR	0.59	01/20/11	18,701,720

Non-U.S. Government - Canada - 4.8%
16,000,000	CanadianTreasury Bill (b)	CAD	0.96	02/17/11	16,071,210
3,800,000	CanadianTreasury Bill , Series 364(b)	CAD	0.97	04/14/11	3,810,816
					19,882,026

Non-U.S. Government - France - 4.5%
14,000,000	French Treasury Bill (b)	EUR	0.59	01/20/11	18,702,574

Non-U.S. Government - Germany - 7.3%
2,500,000	German Treasury Bill (b)	EUR	0.31	01/12/11	3,340,225
20,000,000	German Treasury Bill, Series 40 (b)	EUR	0.52	02/23/11	26,708,491
					30,048,716

Non-U.S. Government - Netherlands - 5.9%
18,000,000	Dutch Treasury Certificate (b)	EUR	0.56	01/31/11	24,043,530

Non-U.S. Government - Norway - 4.8%
115,000,000	Norwegian Treasury Bill (b)	NOK	2.15	03/16/11	19,625,710

Central Banks - Switzerland - 4.9%
11,000,000	Swiss National Bank, Series s168 (b)	CHF	0.20	02/07/11	11,761,914
8,000,000	Swiss National Bank (b)	CHF	0.20	05/02/11	8,549,489
					20,311,403

Total Foreign Treasury Securities (Cost $151,463,616)					151,315,679

Shares
Exchange Traded Fund - 10.7%
317,000	SPDR Gold Trust (Cost $30,910,358)				43,974,240

Total Investments - 95.4% (Cost $363,572,078)*					$ 393,477,039

Foreign Currencies - 2.9%:
Australian Dollar - 0.0%					36,989
Canadian Dollar - 0.1%					224,111
Euro - 0.3%					1,477,131
Japanese Yen - 0.0%					1,025
New Zealand Dollar - 0.0%					42,002
Norwegian Krone - 0.0%					4,701
British Pound Sterling - 0.0%					603
Swedish Krona - 0.1%					591,346
Swiss Franc - 2.4%					9,829,079
Total Foreign Currencies (Cost $11,537,317)					12,206,987

Other Assets and Liabilities, Net - 1.7%					6,929,245
NET ASSETS - 100.0%					$ 412,613,271

(a)	Variable rate security. Rate presented is as of December 31, 2010.
(b)	Rates shown are annualized yields at time of purchase.

	AUD	Australian Dollar
	CAD	Canadian Dollar
	CHF	Swiss Franc
	EUR	Euro
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	SEK	Swedish Krona
	USD	United States Dollar

	MTN	Medium Term Note

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

		Gross Unrealized Appreciation	$32,193,177
		Gross Unrealized Depreciation	(2,288,216)
		Net Unrealized Appreciation	$29,904,961

At December 31, 2010, the Fund held the following futures contracts:
Notional Net Unrealized
Contracts Type Expiration Date Contract Value Appreciation
33 Gold 100 Oz. Future 02/28/11 $4,690,620 $173,430

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Foreign Bonds	$ -	$ 198,187,120	$ -	$ 198,187,120
Foreign Treasury Securities	-	139,553,765	11,761,914	151,315,679
Exchange Traded Fund	43,974,240	-	-	43,974,240
Total Investments at Value	43,974,240	337,740,885	11,761,914	393,477,039
Other Financial Instruments**:
Futures	173,430	-	-	173,430
Total Assets	$ 44,147,670	$ 337,740,885	$ 11,761,914	$ 393,650,469

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures which are valued at the unrealized appreciation of the instrument.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Schweizerische Nationalbank Treasury Bill

Balance as of 09/30/10	$-
Accrued Accretion / (Amortization)	6,047
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	732,547
Purchases	11,023,320
Sales	-
Transfers In / (Out)	-
Balance as of 12/31/10	$11,761,914
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/10	$732,547

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 96.6%
Communications - 2.8%
45,500	Vodafone Group PLC, ADR	$1,202,565

Consumer Discretionary - 7.7%
44,365	Aeropostale, Inc. (a)	1,093,154
31,700	The McGraw-Hill Cos., Inc.	1,154,197
22,300	TJX Cos., Inc.	989,897
		3,237,248
Consumer Staples - 12.3%
37,150	Kraft Foods, Inc.	1,170,596
15,895	Philip Morris International, Inc.	930,334
12,450	The Procter & Gamble Co.	800,909
31,780	Walgreen Co.	1,238,149
19,595	Wal-Mart Stores, Inc.	1,056,758
		5,196,746
Energy - 11.2%
10,571	ConocoPhillips	719,885
19,100	Exxon Mobil Corp.	1,396,592
36,175	Noble Corp.	1,293,980
28,025	Unit Corp. (a)	1,302,602
		4,713,059
Financial - 13.7%
17,500	Aflac, Inc.	987,525
18,720	American Express Co.	803,463
67,386	Annaly Capital Management, Inc. REIT	1,207,557
29,600	HCC Insurance Holdings, Inc.	856,624
24,600	JPMorgan Chase & Co.	1,043,532
5,400	The Goldman Sachs Group, Inc.	908,064
		5,806,765
Health Care - 12.9%
14,030	Becton Dickinson and Co.	1,185,816
19,262	Covidien PLC	879,503
21,000	Johnson & Johnson	1,298,850
9,500	Laboratory Corp. of America Holdings (a)	835,240
71,000	Pfizer, Inc.	1,243,210
		5,442,619
Industrials - 10.8%
33,000	ABB, Ltd., ADR (a)	740,850
4,000	Flowserve Corp.	476,880
17,045	General Dynamics Corp.	1,209,513
24,600	ITT Corp.	1,281,906
11,000	United Technologies Corp.	865,920
		4,575,069
Materials - 5.1%
10,000	Lubrizol Corp.	1,068,800
35,500	Owens-Illinois, Inc. (a)	1,089,850
		2,158,650
Technology - 20.1%
11,600	Fiserv, Inc. (a)	679,296
21,200	Harris Corp.	960,360
27,900	Hewlett-Packard Co.	1,174,590
4,262	IBM	625,491
47,500	Intel Corp.	998,925
44,162	Microsoft Corp.	1,233,003
36,500	Oracle Corp.	1,142,450
39,748	The Western Union Co.	738,120
46,000	Tyler Technologies, Inc. (a)	954,960
		8,507,195

Total Common Stock (Cost $34,150,548)	40,839,916

Shares	Security Description	Value

Investment Companies - 2.8%
31,500	ProShares UltraShort 20+ Year Treasury (a)	1,167,075

Total Investment Companies (Cost $1,064,106)	1,167,075

Total Investments - 99.4% (Cost $35,214,654)*	$42,006,991

Other Assets & Liabilities, Net – 0.6%	251,028
Net Assets – 100.0%	$42,258,019

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$6,837,733
Gross Unrealized Depreciation	(45,396)
Net Unrealized Appreciation	$6,792,337

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
Common Stock
Communications	$1,202,565	$-	$-	$1,202,565
Consumer Discretionary	3,237,248	-	-	3,237,248
Consumer Staples	5,196,746	-	-	5,196,746
Energy	4,713,059	-	-	4,713,059
Financial	5,806,765	-	-	5,806,765
Health Care	5,442,619	-	-	5,442,619
Industrials	4,575,069	-	-	4,575,069
Materials	2,158,650	-	-	2,158,650
Technology	8,507,195	-	-	8,507,195
Investment Companies	1,167,075	-	-	1,167,075
TOTAL	$42,006,991	$-	$-	$42,006,991

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 25, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 25, 2011